As filed with the Securities and Exchange Commission on April 15, 2021
File Nos. 333-200250
811-03365
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 8	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 735	☒
(Check Appropriate Box or Boxes)
Brighthouse Separate Account A
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 2005
Approximate Date of Proposed Public Offering: On April 30, 2021 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Separate Account A
Marquis Portfolios
(offered between November 7, 2005 and April 30, 2012)
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 38 investment choices . You can put your money in any of these Investment Portfolios.

American Funds Insurance Series® (Class 2)
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
BlackRock High Yield Portfolio (Class A)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Wellington Large Cap Research Portfolio (Class E)
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class A)
Invesco Comstock Portfolio (Class B)
Invesco Global Equity Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class A)
JPMorgan Small Cap Value Portfolio (Class A)
Loomis Sayles Growth Portfolio (Class B)
MFS® Research International Portfolio (Class B)
Morgan Stanley Discovery Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio (Class E)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class E)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Core Portfolio (Class B)
MFS® Total Return Portfolio (Class F)
MFS® Value Portfolio (Class A)
Neuberger Berman Genesis Portfolio (Class B)
Western Asset Management Strategic Bond Opportunities Portfolio (Class E)
Western Asset Management U.S. Government Portfolio (Class A)
Franklin Templeton Variable Insurance Products Trust (Class 2)
Templeton Foreign VIP Fund
Legg Mason Partners Variable Equity Trust (Class I)
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust (Class I)
Western Asset Variable Global High Yield Bond Portfolio
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.
To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 88 of this
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prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
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TABLE OF CONTENTS	Page	Page

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4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................18
Accumulation Phase........................................................15
Accumulation Unit..........................................................18
Annual Benefit Payment......................................51 and 57
Annuitant........................................................................87
Annuity Date..................................................................32
Annuity Options.............................................................33
Annuity Payments...........................................................32
Annuity Service Center......................................................8
Annuity Units..................................................................33
Beneficiary......................................................................87
Benefit Base.....................................................................57
Business Day...................................................................17
Contract Year.................................................................17
Death Benefit Base..........................................................63
Good Order....................................................................85
Guaranteed Principal Adjustment........................42 and 54
Guaranteed Withdrawal Amount....................................58
GWB Withdrawal Rate...................................................57
Income Base....................................................................39
Income Phase..................................................................15
Investment Portfolios......................................................19
Joint Owners...................................................................86
Owner.............................................................................86
Purchase Payment...........................................................15
Remaining Guaranteed Withdrawal Amount..................50
Separate Account............................................................82
Total Guaranteed Withdrawal Amount...........................50
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HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit (GMIB) or a guaranteed withdrawal benefit (GWB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account”.)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we do not assess a withdrawal charge. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your request. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.
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Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (a partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
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FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table
Withdrawal Charge	None

Transfer Fee (Note 1)	$25 $0 (First 12 per year)

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.
Account Fee (Note 2)	$40
Separate Account Annual Expenses (Note 3)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge (Note 4)	1.55%
Administration Charge	0.15%
Total Separate Account Annual Expenses	1.70%

Death Benefit Rider Charges (Optional) (Note 5) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%
Optional Death Benefit — Compounded-Plus	0.35%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits (Note 6)	2.30%

Note 1. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. BLIC is currently waiving the transfer fee, but reserves the right to charge the fee in the future.
Note 2. An account fee of $40 is charged on the contract anniversary each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 4. We are waiving the following amounts of the mortality and epense charge: 0.15% for the Western Asset Management U.S. Government Portfolio (Class A); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio (Class E).
Note 5. See below for additional optional death benefits (Enhanced Death Benefit II and Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.
Note 6. This charge is determined by adding the mortality and expense charge, the administration charge, the Optional Death Benefit — Compounded-Plus Charge, and the Additional Death Benefit — Earnings Preservation Benefit Charge.
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Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(as a percentage of the Income Base (Note 2))

GMIB Plus III and GMIB Plus II — maximum charge	1.50%
GMIB Plus III and GMIB Plus II — current charge	1.15%

GMIB Plus I — maximum charge	1.50%
GMIB Plus I — current charge	0.95%

GMIB II	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.60%
Single Life version — current charge	1.45%
Joint Life version — maximum charge	1.80%
Joint Life version — current charge	1.70%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	1.10%
Single Life version — current charge	0.70%
Joint Life version — maximum charge	1.50%
Joint Life version — current charge	0.90%

Note 1. You may only elect one living benefit rider at a time. The GMIB Plus III rider is the only living benefit rider that the Enhanced Death Benefit II rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Plus III, GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
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Guaranteed Withdrawal Benefit Rider Charges
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

Principal Guarantee — maximum charge	1.00%
Principal Guarantee — current charge	0.50%

Principal Guarantee Value	0.25%

Enhanced Death Benefit (EDB) Rider Charges
(as a percentage of the Death Benefit Base (Note 5))

EDB II — maximum charge	1.50%
EDB II (issue age 69 or younger) — current charge	0.80%
EDB II (issue age 70-75) — current charge	1.35%

EDB I — maximum charge	1.50%
EDB I (issue age 69 or younger) — current charge	0.95%
EDB I (issue age 70-75) — current charge	1.15%

Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Guaranteed Withdrawal Amount. The Principal Guarantee rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 5. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see “Death Benefit — Optional Death Benefit —  Enhanced Death Benefit II.” The Enhanced Death Benefit II and Enhanced Death Benefit I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
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The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.51%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series®
American Funds Global Growth Fund	0.51%	0.25%	0.05%	—	0.81%	—	0.81%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
BlackRock High Yield Portfolio	0.60%	—	0.08%	—	0.68%	0.02%	0.66%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Wellington Large Cap Research Portfolio	0.56%	0.15%	0.03%	—	0.74%	0.04%	0.70%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio	0.77%	—	0.04%	—	0.81%	0.05%	0.76%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Global Equity Portfolio	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Invesco Small Cap Growth Portfolio	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
JPMorgan Small Cap Value Portfolio	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	0.25%	0.02%	—	0.91%	0.03%	0.88%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio	0.34%	0.15%	0.05%	—	0.54%	—	0.54%
BlackRock Capital Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.15%	0.04%	—	0.54%	0.03%	0.51%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	—	0.02%	—	0.73%	0.12%	0.61%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Loomis Sayles Small Cap Core Portfolio	0.90%	0.25%	0.08%	—	1.23%	0.08%	1.15%
MFS ® Total Return Portfolio	0.57%	0.20%	0.07%	—	0.84%	0.03%	0.81%
MFS ® Value Portfolio	0.62%	—	0.02%	—	0.64%	0.06%	0.58%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.15%	0.03%	—	0.75%	0.05%	0.70%
Western Asset Management U.S. Government Portfolio	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund	0.81%	0.25%	0.05%	0.02%	1.13%	0.02%	1.11%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.04%	—	0.74%	—	0.74%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.08%	—	0.73%	—	0.73%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.14%	—	0.84%	—	0.84%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the Guaranteed Minimum Income Benefit Plus III rider (assuming the maximum 1.50% charge applies in all Contract Years) and the Enhanced Death Benefit II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
If you surrender, do not surrender, or annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$639	$1,871	$3,153	$6,591
minimum	$561	$1,645	$2,791	$5,947

Chart 2. Chart 2 below assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit (GMIB) rider, or a Guaranteed Withdrawal Benefit (GWB) rider, which is the least expensive way to purchase the contract.
If you surrender, do not surrender, or annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$339	$953	$1,592	$3,304
minimum	$261	$720	$1,205	$2,541
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
The maximum issue age for certain of this contract's riders may be reduced in connection with the offer of the contract through certain broker dealers (“selling firms”).
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $25,000.
•	The maximum total Purchase Payments for the contract is $1,000,000 without prior approval from us.
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•	The minimum subsequent Purchase Payments is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
•	Current restrictions on subsequent Purchase Payments are described in more detail below.
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following optional riders: GMIB Plus I, GMIB Plus II, or GMIB Plus III; Principal Guarantee or Principal Guarantee Value; LWG I, LWG II; or EDB I, or EDB II.
You still will be permitted to transfer Account Value among the Investment Portfolios. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or taxqualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments after GMIB Plus II or GMIB Plus III Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:
1)	you elected only the GMIB Plus II rider, and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II”);
2)	you elected both the GMIB Plus II and the EDB I, and both riders terminate (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II” and “Death Benefit – Description of Enhanced Death Benefit I”);
3)	you elected only the GMIB Plus III rider, and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus III - Terminating the GMIB Plus III Rider”); or
4)	you elected both the GMIB Plus III and the EDB II, and both riders terminate (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus III - Terminating the GMIB Plus III Rider” and “Death Benefit – Optional Death Benefit-Enhanced Death Benefit II - Terminating the EDB II Rider”).
However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, or
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if you elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two-year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. At the time the contract is issued, your default investment allocation for Purchase Payments and automatic rebalancing will be set in accordance with an asset allocation model you select with your financial representative (see “Transfers — Marquis Asset Allocation Program”). You may not choose more than 18 investment portfolios at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios, we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance
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of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
Your Account Value will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the performance of the Investment Portolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to your interests in the Investment Portfolio(s). Your interest in an Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. Any additional purchase payments contributed to the new contract will be subject to all fees and charges described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the
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mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 38 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Variable and Fixed Annuity Products, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Certain Investment Portfolios described in the fund prospectuses may not be available with your contract. (See Appendix A.) Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries
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additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment
Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance,
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and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
American Funds Insurance Series® (Class 2)
American Funds Insurance Series® is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse
Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock High Yield Portfolio (Class A)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Wellington Large Cap Research Portfolio (Class E)
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class A)
Invesco Comstock Portfolio (Class B)
Invesco Global Equity Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class A)
JPMorgan Small Cap Value Portfolio (Class A)
Loomis Sayles Growth Portfolio (Class B)
MFS® Research International Portfolio (Class B)
Morgan Stanley Discovery Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock Bond Income Portfolio (Class E)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class E)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Core Portfolio (Class B)
MFS® Total Return Portfolio (Class F)
MFS® Value Portfolio (Class A)
Neuberger Berman Genesis Portfolio (Class B)
Western Asset Management Strategic Bond Opportunities Portfolio (Class E)
Western Asset Management U.S. Government Portfolio (Class A)
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Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Templeton Foreign VIP Fund
Legg Mason Partners Variable Equity Trust (Class I)
Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust (Class I)
Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:
Western Asset Variable Global High Yield Bond Portfolio
Transfers
General. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	You may not make a transfer to more than 18 investment portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios may be made by calling or writing our Annuity Service Center.
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment
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Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment
Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
American Funds Global Growth Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Small Cap Core Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American
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Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.
Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes
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that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. We will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.
Example:
Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the PIMCO Inflation Protected Bond Portfolio and 60% to be in the T. Rowe Price Large Cap Value Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO Inflation Protected Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the PIMCO Inflation Protected Bond Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Large Cap Value Portfolio to increase those holdings to 60%.
Marquis Asset Allocation Program
The Marquis Asset Allocation Program is not offered by this prospectus and is not a part of your contract. The Marquis Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select investment options. You should be aware that certain aspects of the administration of this Program are provided by your selling firm and are dependent upon the continued ability of the selling firm to provide that administrative support. When you purchase the contract, you are required to enroll in the Asset Allocation Program. At the time the contract is issued, and at any time you change or
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update your asset allocation model with your financial representative, your default investment allocation for Purchase Payments and automatic rebalancing will be set in accordance with the one model you select. Although the Marquis Portfolios contract is designed to work together with the Asset Allocation Program, at any time after the contract is issued, you may transfer Account Value or change the investment allocation for future Purchase Payments and automatic rebalancing, without any investment allocation restrictions related to the Asset Allocation Program. However, if you wish to change your investment allocation to an allocation that is not in accordance with any of the models, or transfer to an allocation outside any of the models, you will need to contact our Annuity Service Center.
Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).
While you participate in the Asset Allocation Program, our affiliate Brighthouse Investment Advisers, LLC (Brighthouse Advisers), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. Brighthouse Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, Brighthouse Advisers may select a different consultant, to the extent permitted under applicable law. Brighthouse Advisers also serves as the investment adviser to certain Investment Portfolios available under the contract and receives compensation for those services. (See “Investment Options — Certain Payments We Receive with Regard to the Investment Portfolios,” “Investment Options — Brighthouse Funds Trust I,” and “Investment Options — Brighthouse Funds Trust II.”) However, Brighthouse Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.
It is your responsibility to select or change your model and your Investment Portfolios. Your financial representative can provide you with information that may assist you in selecting a model and your Investment Portfolios. Once you select a model and the Investment Portfolio allocations, these selections will remain unchanged until you elect to revise the Investment Portfolio allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Portfolio, asset class or different combination of investment options. In addition, the model is subject to all of the risks associated with its underlying Investment Portfolios. If, from time to time, Brighthouse Advisers changes the models, the flows of money into and out of underlying Investment Portfolios may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Investment Portfolio’s management strategy.
In the Asset Allocation Program, you will choose to allocate your Purchase Payments among a set of Investment Portfolios you select using one of the asset allocation models Brighthouse Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Investment Portfolios. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Investment Portfolios that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Investment Portfolios that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.
A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in
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this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your financial representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Investment Portfolio allocations.
Brighthouse Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Investment Portfolio may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Investment Portfolios available under the contract. (See “Investment Options.”) As a result of the periodic review and/or any changes in available Investment Portfolios, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your financial representative, may wish to revise your investment allocations based on these model and Investment Portfolio changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.
If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. (See “Investment Options — Automatic Rebalancing Program.”) Transfers among Investment Portfolios due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee. For purposes of the limit on the number of investment options in a single Purchase Payment allocation or transfer request, each Investment Portfolio in an asset allocation model is counted separately; an asset allocation model is not counted as a single investment option. (See “Purchase — Allocation of Purchase Payments” and “Transfers — General.”)
Our affiliates, including Brighthouse Advisers, receive greater compensation and/or profits from certain Investment Portfolios than we receive from other portfolios. Therefore, it is conceivable that Brighthouse Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable portfolios. Also, Brighthouse Advisers, in its capacity as investment adviser to certain of the Investment Portfolios, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, Brighthouse Advisers legally is obligated to disregard these incentives. In addition, Brighthouse Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for Brighthouse Advisers to be influenced by these competing interests. As described above, from time to time, Brighthouse Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.
For more information about Brighthouse Advisers and its role as investment adviser for the Marquis Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your financial representative can provide you this disclosure document, or you can request a copy by writing to Brighthouse Investment Advisers, LLC, c/o Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075. We may perform certain administrative functions on behalf of our affiliate, Brighthouse Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute
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another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (i.e., during the accumulation phase and the income phase — although death benefit charges no longer continue in the income phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.55% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charges. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:
Annual Step-Up Death Benefit	0.20%
Compounded-Plus Death Benefit	0.35%
Additional Death Benefit — Earnings Preservation Benefit	0.25%
Please check with your financial representative regarding which death benefits are available in your state.
If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.80% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 1.35% of the death benefit base (see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit II” for a discussion of how the death benefit base is determined).
For contracts issued from May 4, 2009 through July 16, 2010, the percentage charge for the Enhanced Death Benefit I rider is 0.95% of the death benefit base if you were age 69 or younger at issue and 1.15% of the death benefit base if you were age 70-75 at issue.
For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.85% of the death benefit base if you were age 69 or younger at issue and 1.10% of the death benefit base if you were age 70-75 at issue.
For contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit I is 0.85% of the death benefit base if you were age 69 or younger at issue and 1.05% of the death benefit base if you were age 70-75 at issue.
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If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up.
If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option, the change of Owner/Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.
The charge is deducted from your account value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.
For contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $40 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Minimum Income Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus III, GMIB Plus II, GMIB Plus I, and GMIB II.
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 86th birthday (for GMIB Plus I or GMIB II) or 91st birthday (for GMIB Plus III or GMIB Plus II); or
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•	the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I, GMIB Plus II and GMIB Plus III).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus III or GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)
If you selected the GMIB Plus III rider, the rider charge is 1.15% of the Income Base.
If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.95% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.15% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the GMIB Plus I, the rider charge is 0.95% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
If you selected the GMIB II rider, the rider charge is 0.50% of the Income Base.
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Principal Guarantee rider and the Principal Guarantee Value rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I” for information on Automatic Annual Step-Ups and Compounding Income Amounts.)
For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Principal Guarantee”) on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Principal Guarantee” for information on Optional Resets.)
If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or
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Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Principal Guarantee rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 1.10% for the Single Life version and 1.50% for the Joint Life version.
(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.45% (Single Life version) or 1.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.85% (Single Life version) or 1.05% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.15% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.40% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.00% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.25% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit Riders — Optional Reset. We reserve the right to increase the Principal Guarantee rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs. There is no Optional Reset available under the Principal Guarantee Value rider.
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If an Optional Reset occurs, we may reset the Principal Guarantee rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit Riders — Rider Charges. The rider charge for the Principal Guarnatee is 0.50% of the Guaranteed Withdrawal Amount.
The rider charge for the Principal Guarantee Value is 0.25% of the Guaranteed Withdrawal Amount.
Withdrawal Charge
During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a
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living benefit rider such as a Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. For more information, please refer to the “Annuity Provisions” section of the Statement of Additional Information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change it at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
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You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we offer an additional payment option that allows your Beneficiary to take distribution of the Account Value over a
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period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain catergories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first
Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The Annuity
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Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB, GWB or Enhanced Death Benefit rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to
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the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” and “Death Benefit” sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders — guaranteed income benefits and guaranteed withdrawal benefits:
Guaranteed Income Benefits
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus III, GMIB Plus II, and GMIB Plus I)
•	Guaranteed Minimum Income Benefit (GMIB II)
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Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee (LWG II and LWG I)
•	Principal Guarantee
•	Principal Guarantee Value
The Principal Guarantee and Principal Guarantee Value riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are four different versions of the GMIB under this contract: GMIB Plus III, GMIB Plus II, GMIB Plus I, and GMIB II.
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
You may not have this benefit and a GWB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Plus III in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus II in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with
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a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I and GMIB II, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus III and GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
GMIB Plus I, GMIB Plus II, GMIB II and Qualified Contracts. The GMIB Plus I, GMIB Plus II, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the rider. You should consult your tax adviser prior to electing one of these riders.
(See Appendix C for examples of the GMIB.)
Description of GMIB Plus III
The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. The GMIB Plus III rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set
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equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.
(b)    Annual Increase Amount: On the date we issue your contract, the “Annual Increase Amount” is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    5%; or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Income Base – Annual Increase Amount”).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III” below for more information on the Automated
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Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.
During the 30 day period following the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
(See Appendix C for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus III rider and the Enhanced Death Benefit II (EDB II) rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.
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You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus III rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments.”
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately
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by the percentage reduction in Account Value attributable to each partial wothdrawal and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus III rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue. If you only elected the GMIB Plus III, the subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus III and the Enhanced Death Benefit II, the Enhanced Death Benefit II subsequent Purchase Payment restrictions described in “Purchase — Current Restrictions on Subsequent Purchase Payments” will continue to apply.
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the GMIB Plus III Rider. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the GMIB Plus III rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative , so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus III produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal,
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termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
For contracts issued with the GMIB Plus III rider from July 19, 2010 through February 25, 2011, the following enhanced payout rates apply. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining;and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:
•	you take no withdrawals prior to age 60;
•	your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined)
If an Owner dies and the Owner’s spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse’s eligibility for the enhanced payout rates described above is based on the Owner’s age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner’s spouse continued the contract and the GMIB Plus III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse’s eligibility for the enhanced payout rates described above is based on the spouse’s age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Plus III Rider. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
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f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates. If you only elected the GMIB Plus III, the subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus III and the Enhanced Death Benefit II, the Enhanced Death Benefit II subsequent Purchase Payment restrictions described in “Purchase — Restrictions on Subsequent Purchase Payments” will continue to apply.
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
(See Appendix C for examples illustrating the operation of the GMIB.)
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Description of GMIB Plus II
In states where approved, the GMIB Plus II was available with contracts issued on or before July 16, 2010.
GMIB Plus II is identical to GMIB Plus III, with the following exceptions:
(1)    The GMIB Plus II Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under “Annual Increase Rate” above (the required minimum distribution rate) does not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus II rider.
(2)    The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.
(3)    The GMIB payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in “Purchase — Current Restrictions on Subsequent Purchase Payments.”
For contracts issued with the GMIB Plus II rider from February 24, 2009 through May 1, 2009, the following additional differences apply:
(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
(5) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.
(6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).
(7) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(9) The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.
For contracts issued with the GMIB Plus II rider before February 24, 2009, differences (4) through (7) above apply, and the following replaces differences (8) and (9):
(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(9) The GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are
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determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.
Description of GMIB Plus I
In states where approved, the GMIB Plus I was available only for Owners up through age 75, and you could only elect GMIB Plus I at the time you purchased the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:
(1)    The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter.
(2)    An “Optional Step-Up” under the GMIB Plus II rider is referred to as an “Optional Reset” under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.
(3)    If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
(4)    The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.
(5)    We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.
(6)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(7)    Termination provision g) above (under “Terminating the GMIB Plus III Rider”) does not apply, and the following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
and the following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(8)    The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(9)    If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to
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age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in “Purchase — Current Restrictions on Subsequent Purchase Payments.”
For contracts issued before July 16, 2007, the enhanced GMIB payout rates described in item (9) above will not be applied.
Description of GMIB II
In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:
(1)    The rider charge for GMIB II is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:
a.    the annual increase rate is 5% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter, and
b.    the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
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(12)  Subsequent Purchase Payments are not currently restricted under the GMIB II rider.
(See Appendix C for examples illustrating the operation of GMIB II.)
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders available under this contract:
•	Lifetime Withdrawal Guarantee II (LWG II)
•	Lifetime Withdrawal Guarantee I (LWG I)
•	Principal Guarantee
•	Principal Guarantee Value
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
A maximum of three guaranteed withdrawal benefit riders are offered in any particular state. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 80 (for the Principal Guarantee and the Principal Guarantee Value) or age 86 (for the Lifetime Withdrawal Guarantee riders). (Before 2011, the Principal
Guarantee and the Principal Guarantee Value could be purchased through certain selling firms prior to age 81.) You may not have this benefit and a GMIB rider or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base (as described below) under the Principal Guarantee and Principal Guarantee Value riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee riders, cannot be taken as a lump sum. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals.
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that you or your Beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders). This reduction may be significant and means that return of your Purchase Payments may be lost. The GWB rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders) until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed
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Withdrawal Amount, as described below, equals zero. However, if the Principal Guarantee or Principal Guarantee Value rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the Account Value. This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Principal Guarantee or Principal Guarantee Value rider.
(See Appendix D for examples of the GWB.)
Description of the Lifetime Withdrawal Guarantee II
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial
Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed
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Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and
•	may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-
ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
For contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.15% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.40% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year,
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we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation). Therefore, you will be guaranteed income for life.
•	If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on
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different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix D, “A. Lifetime Withdrawal Guarantee – 2. When Withdrawals Do Exceed the Annual Benefit Payment – a. Lifetime Withdrawal Guarantee II – Proportionate Reduction.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the LWG II rider are restricted as described in “Purchase — Current Restrictions on Subsequent Purchase Payments.”
Joint Life Version. A Joint Life version of the LWG II rider is available for a charge of 1.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See “Automatic Annual Step-Up” above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1⁄2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see “Annual Benefit Payment” above).
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In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
For contracts issued on or before February 23, 2009, the current charge for the Joint Life version is 1.05% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate and we will no longer deduct the LWG II rider charge. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance.The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
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Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
Once the rider is terminated, the LWG II rider charge will no longer be deducted.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
7.25% Compounding Income Amount. For contracts issued prior to July 13, 2009, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
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Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal
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Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.00% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.25% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in “Purchase — Current Restrictions on Subsequent Purchase Payments.”
Description of the Principal Guarantee
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Principal Guarantee rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Principal Guarantee rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made on or before the 2nd contract anniversary, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial purchase payment;
•	Increased by each subsequent purchase payment made on or before the 2nd contract anniversary;
•	Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.
(See section E of Appendix D for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate. The GWB Withdrawal Rate is 10% if you make your first withdrawal on or after your 3rd contract anniversary and 5% if you make your first withdrawal before your 3rd contract anniversary. The Annual Benefit Payment is reset after each subsequent
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purchase payment made on or before the 2nd contract anniversary to the greater of (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Furthermore, because the Principal Guarantee rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections F and G of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 10% of your Benefit Base and you withdraw 8% one year, you cannot then withdraw 12% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first contract year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the Principal Guarantee rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments made on or before the 2nd rider anniversary. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section G of Appendix D.) The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Principal Guarantee rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at
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least three years since the last Optional Reset. However, we will only permit an Optional Reset if your account value is higher than the Benefit Base immediately before the reset. The reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;
•	Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate; and
•	Reset the Principal Guarantee rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.
An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the Principal Guarantee rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current Principal Guarantee rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Principal Guarantee rider are restricted as described in “Purchase — Current Restrictions on Subsequent Purchase Payments.”
Cancellation. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the Principal Guarantee rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of your request. Otherwise, the rider may not be canceled. If canceled, the Principal Guarantee rider will terminate and we will no longer deduct the Principal Guarantee rider charge. The variable annuity contract, however, will continue. If you cancel the Principal Guarantee rider, you may not re-elect it.
Termination. The Principal Guarantee rider will terminate upon the earliest of:
(1) the date you make a full withdrawal of your account value;
(2) the date you apply all of your account value to an annuity option;
(3) the date there are insufficient funds to deduct the charge for the Principal Guarantee rider charge from your account value (whatever account value is available will be applied to pay the annual Principal Guarantee rider charge);
(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Principal Guarantee rider is in effect at the time of continuation), all terms and conditions of the Principal Guarantee rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Principal Guarantee rider charge until we receive this information;
(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;
(6) the termination of your contract; or
(7) the effective date of the cancellation of the Principal Guarantee rider.
Additional Information. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is
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reduced to zero because you do not have a sufficient account value to pay the Principal Guarantee rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) of a Non-Qualified Contract dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.
If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the Principal Guarantee rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.
If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Principal Guarantee rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of death benefit and no benefit will be payable under the Principal Guarantee rider.
If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the “annuity starting date” (as defined under the Internal
Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Principal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Principal Guarantee rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.
Principal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the Principal Guarantee rider paid each year until the Benefit Base is depleted. These payments will be equal
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in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Principal Guarantee rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Principal Guarantee rider.
Description of the Principal Guarantee Value
The Principal Guarantee Value rider is identical to the Principal Guarantee rider, described above, with the following differences: (1) The entire amount of purchase payments you make until termination of the Principal Guarantee Value rider is guaranteed to be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed; (2) The GWB Withdrawal Rate is 5% for all contract years; (3) There is no Optional Reset feature; and (4) The Principal Guarantee Value rider charge is 0.25% of the Guaranteed Withdrawal Amount.
Purchase Payments. Since the Principal Guarantee Value rider guarantee applies to all purchase payments made until termination of the rider, the Benefit Base will change with each purchase payment made, in the same manner as described above, until termination of the rider. Likewise, the Annual Benefit Payment and Guaranteed Withdrawal Amount is reset after each purchase payment made until termination of the rider.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Principal Guarantee Value rider are restricted as described in “Purchase — Current Restrictions on Subsequent Purchase Payments.”
(See Appendix D for examples of the GWB.)
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the
Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary(ies). Once you begin receiving Annuity Payments, your contract switches to the
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Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit — Earnings Preservation Benefit, unless you select the Enhanced Death Benefit II rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit II rider or the Enhanced Death Benefit I rider.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Enhanced Death Benefit and Decedent Contracts
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name
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after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.
(See Appendix E for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.
If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date.”
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix E for examples of the Annual Step-Up death benefit rider.)
Optional Death Benefit — Enhanced Death Benefit II
In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus III rider. If you select the EDB II rider, you may not select the Additional Death Benefit — Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the “Guaranteed Minimum Death Benefit” or GMDB.
Description of EDB II. If you select the EDB II, the amount of the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the Death Benefit Base.
The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.
The Death Benefit Base is the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest
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Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    5%; or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Description of EDB II – Death Benefit Base – Annual Increase Amount”).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate
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the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.
After the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or
(b)    (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner’s 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.
(See Appendix E for examples of the Enhanced Death Benefit.)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.
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You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and
(2)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the
Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the EDB II rider are restricted as described in “Purchase — Current Restrictions on Subsequent Purchase Payments.”
Terminating the EDB II Rider. The rider will terminate upon the earliest of:
a)    The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);
b)    The date there are insufficient funds to deduct the rider charge from your Account Value;
c)    The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);
d)    A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
e)    The date you assign your contract (a pro rata portion of the rider charge will be assessed);
f)    The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
g)    Termination of the contract to which this rider is attached.
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Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
(See Appendix E for examples of the Enhanced Death Benefit.)
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the
Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
The EDB II Rider and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions; or
(2)    Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.
If you fail to select one of the above options, we will annuitize your contract under the Life with 10 Years of
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Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.
Description of Enhanced Death Benefit I
In states where approved, the Enhanced Death Benefit I was available with contracts issued before July 19, 2010.
EDB I is identical to EDB II, with the following exceptions:
(1)    The EDB I Death Benefit Base and withdrawal adjustments are calculated as described above for EDB II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under “Annual Increase Rate” above (regarding the required minimum distribution rate) does not apply to the calculation of the Death Benefit Base or the withdrawal adjustments under the EDB I rider.
(2)    The rider charges for the EDB I rider are different. See “Expenses — Death Benefit Rider Charges.”
(3)    The Additional Death Benefit — Earnings Preservation Benefit could be elected with the EDB I rider.
For contracts issued based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, we offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; and (b) different rider charges apply (see “Expenses — Death Benefit Rider Charges”).
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the EDB I rider are restricted as described in “Purchase — Current Restrictions on Subsequent Purchase Payments.”
Optional Death Benefit — Compounded-Plus
In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit II has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:
(a)    for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and
(b)    for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and
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partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).
(See Appendix E for examples of the Compounded-Plus death benefit rider.)
Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details). If you select the Earnings Preservation Benefit, you may not select the Enhanced Death Benefit II rider. (The Earnings Preservation Benefit could be elected with the Enhanced Death Benefit II rider in contracts issued before May 1, 2011, and with the Enhanced Death Benefit I rider.)
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit under your contract; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
Benefit Percentage
Issue Age	Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Ages 80 and above	0%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
Please check with your financial representative regarding the availability of the following in your state.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). ). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the
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Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more tapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus III or GMIB Plus II and Enhanced Death Benefit II or Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus III or GMIB Plus II rider is also reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect
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at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the
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2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the Principal Guarantee, Principal Guarantee Value or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for Principal Guarantee or Principal Guarantee Value) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may
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require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total
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payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows,
$125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered
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annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
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In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the Principal Guarantee, Principal Guarantee Value or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for Principal Guarantee or Principal Guarantee Value) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
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Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD
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rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does
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apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and
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older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such
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taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified
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retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
Brighthouse Life Insurance Company
Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Marquis PortfoliosSM is a service mark of Morgan Stanley Smith Barney Holdings LLC and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
The Separate Account
We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MetLife Investors), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be
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able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See “Fee Tables and Examples — Investment Portfolio Expenses” and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 1.70% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.55% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling
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firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional
Information —  “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial
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representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from
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computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be
86

treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
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Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
Calculation of Performance Information
      Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
      Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
88

APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents
Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES — Separate Account Annual Expenses” for more information. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	24.357778	21.689538	20,262.0129
01/01/2012 to 12/31/2012	21.689538	25.975930	18,274.6044
01/01/2013 to 12/31/2013	25.975930	32.792492	14,308.1245
01/01/2014 to 12/31/2014	32.792492	32.788125	14,200.1717
01/01/2015 to 12/31/2015	32.788125	34.265344	11,598.3985
01/01/2016 to 12/31/2016	34.265344	33.694252	11,565.4169
01/01/2017 to 12/31/2017	33.694252	43.294010	10,938.6754
01/01/2018 to 12/31/2018	43.294010	38.478127	10,621.8323
01/01/2019 to 12/31/2019	38.478127	50.868860	10,217.5590
01/01/2020 to 12/31/2020	50.868860	64.853766	8,514.3604
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	123.216251	115.269808	4,499.1779
01/01/2012 to 12/31/2012	115.269808	132.787891	4,082.3504
01/01/2013 to 12/31/2013	132.787891	168.833528	2,961.8323
01/01/2014 to 12/31/2014	168.833528	179.034039	2,936.2608
01/01/2015 to 12/31/2015	179.034039	186.962284	2,400.3973
01/01/2016 to 12/31/2016	186.962284	200.047157	2,240.8969
01/01/2017 to 12/31/2017	200.047157	250.827877	2,031.4632
01/01/2018 to 12/31/2018	250.827877	244.486224	1,865.2876
01/01/2019 to 12/31/2019	244.486224	312.455436	1,793.3396
01/01/2020 to 12/31/2020	312.455436	464.361836	1,554.7977
American Funds Growth-Income Sub-Account (Class 2)
01/01/2011 to 12/31/2011	82.108196	78.776476	3,975.8695
01/01/2012 to 12/31/2012	78.776476	90.433772	3,450.3649
01/01/2013 to 12/31/2013	90.433772	117.985524	2,600.3437
01/01/2014 to 12/31/2014	117.985524	127.564891	2,536.9946
01/01/2015 to 12/31/2015	127.564891	126.477632	2,086.5150
01/01/2016 to 12/31/2016	126.477632	137.842673	2,123.8881
01/01/2017 to 12/31/2017	137.842673	164.871762	2,005.7874
01/01/2018 to 12/31/2018	164.871762	158.223023	1,879.7130
01/01/2019 to 12/31/2019	158.223023	195.040199	1,865.0867
01/01/2020 to 12/31/2020	195.040199	216.410499	1,119.8028

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
BlackRock High Yield Sub-Account (Class A)
01/01/2011 to 12/31/2011	18.953925	18.987276	5,220.3363
01/01/2012 to 12/31/2012	18.987276	21.669844	4,131.0411
01/01/2013 to 12/31/2013	21.669844	23.244942	2,362.3805
01/01/2014 to 12/31/2014	23.244942	23.491231	2,570.1517
01/01/2015 to 12/31/2015	23.491231	22.098425	1,955.8565
01/01/2016 to 12/31/2016	22.098425	24.676712	1,756.3458
01/01/2017 to 12/31/2017	24.676712	26.062669	1,743.0765
01/01/2018 to 12/31/2018	26.062669	24.809263	1,435.4657
01/01/2019 to 12/31/2019	24.809263	27.893389	873.7462
01/01/2020 to 12/31/2020	27.893389	29.372848	873.7462
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.253912	15.347248	6,304.9578
01/01/2012 to 12/31/2012	15.347248	17.694017	5,311.4878
01/01/2013 to 12/31/2013	17.694017	22.902634	4,492.6251
01/01/2014 to 12/31/2014	22.902634	22.765767	4,134.7892
01/01/2015 to 12/31/2015	22.765767	21.044740	3,922.1071
01/01/2016 to 12/31/2016	21.044740	26.994504	3,597.0732
01/01/2017 to 12/31/2017	26.994504	29.469014	3,373.0850
01/01/2018 to 12/31/2018	29.469014	24.408450	3,244.0672
01/01/2019 to 12/31/2019	24.408450	30.717840	3,051.2217
01/01/2020 to 12/31/2020	30.717840	29.845622	2,440.7795
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.527765	11.542311	29,020.2450
01/01/2012 to 12/31/2012	11.542311	13.409783	31,084.0809
01/01/2013 to 12/31/2013	13.409783	12.452063	29,998.5904
01/01/2014 to 12/31/2014	12.452063	11.375302	30,071.4046
01/01/2015 to 12/31/2015	11.375302	9.580969	29,612.9944
01/01/2016 to 12/31/2016	9.580969	10.440106	26,005.4908
01/01/2017 to 12/31/2017	10.440106	13.093941	19,710.0007
01/01/2018 to 12/31/2018	13.093941	10.979981	24,235.9672
01/01/2019 to 12/31/2019	10.979981	12.956808	21,110.5921
01/01/2020 to 12/31/2020	12.956808	16.117820	19,398.7379
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.160654	10.129541	230.3108
01/01/2012 to 12/31/2012	10.129541	10.623641	0.0000
01/01/2013 to 12/31/2013	10.623641	10.780369	7,351.7105
01/01/2014 to 12/31/2014	10.780369	10.612795	507.6769
01/01/2015 to 12/31/2015	10.612795	10.284867	489.8126
01/01/2016 to 12/31/2016	10.284867	10.982650	485.9834
01/01/2017 to 12/31/2017	10.982650	11.128322	540.0564
01/01/2018 to 12/31/2018	11.128322	10.907684	499.9313
01/01/2019 to 12/31/2019	10.907684	11.408850	0.0000
01/01/2020 to 12/31/2020	11.408850	11.378635	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Large Cap Research Sub-Account (Class E)
01/01/2011 to 12/31/2011	8.602094	8.424532	4,088.0680
01/01/2012 to 12/31/2012	8.424532	9.343887	2,714.9367
01/01/2013 to 12/31/2013	9.343887	12.251694	5,954.3015
01/01/2014 to 12/31/2014	12.251694	13.604359	6,199.5934
01/01/2015 to 12/31/2015	13.604359	13.886773	4,582.6673
01/01/2016 to 12/31/2016	13.886773	14.696933	4,260.4514
01/01/2017 to 12/31/2017	14.696933	17.514012	3,956.8467
01/01/2018 to 12/31/2018	17.514012	16.036553	3,040.6339
01/01/2019 to 12/31/2019	16.036553	20.660837	2,251.3630
01/01/2020 to 12/31/2020	20.660837	24.652932	2,087.1628
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.430355	12.392287	19,240.0950
01/01/2012 to 12/31/2012	12.392287	15.256301	19,786.7555
01/01/2013 to 12/31/2013	15.256301	15.438006	18,069.9601
01/01/2014 to 12/31/2014	15.438006	17.088692	16,275.2765
01/01/2015 to 12/31/2015	17.088692	16.466030	15,124.5651
01/01/2016 to 12/31/2016	16.466030	16.232364	14,196.4942
01/01/2017 to 12/31/2017	16.232364	17.568996	13,852.7285
01/01/2018 to 12/31/2018	17.568996	15.682973	14,506.0266
01/01/2019 to 12/31/2019	15.682973	19.128993	12,029.1043
01/01/2020 to 12/31/2020	19.128993	17.754861	14,028.7434
Harris Oakmark International Sub-Account (Class A)
01/01/2011 to 12/31/2011	17.233504	14.486755	2,298.3700
01/01/2012 to 12/31/2012	14.486755	18.327958	6,251.3782
01/01/2013 to 12/31/2013	18.327958	23.428594	7,563.9091
01/01/2014 to 12/31/2014	23.428594	21.631272	4,589.4400
01/01/2015 to 12/31/2015	21.631272	20.227994	4,490.0046
01/01/2016 to 12/31/2016	20.227994	21.433924	4,480.8151
01/01/2017 to 12/31/2017	21.433924	27.396641	6,665.9945
01/01/2018 to 12/31/2018	27.396641	20.416404	4,144.8226
01/01/2019 to 12/31/2019	20.416404	24.907307	3,212.4251
01/01/2020 to 12/31/2020	24.907307	25.645254	1,469.0351
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.783984	9.420139	6,819.6013
01/01/2012 to 12/31/2012	9.420139	10.901671	6,629.2609
01/01/2013 to 12/31/2013	10.901671	14.424154	5,672.5753
01/01/2014 to 12/31/2014	14.424154	15.408843	11,049.9022
01/01/2015 to 12/31/2015	15.408843	14.159274	10,747.5105
01/01/2016 to 12/31/2016	14.159274	16.230921	6,155.2476
01/01/2017 to 12/31/2017	16.230921	18.721579	6,154.0435
01/01/2018 to 12/31/2018	18.721579	16.069848	6,011.5068
01/01/2019 to 12/31/2019	16.069848	19.623690	5,306.7109
01/01/2020 to 12/31/2020	19.623690	19.079167	5,306.7109

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.911173	14.449475	4,632.3949
01/01/2012 to 12/31/2012	14.449475	16.732716	4,514.2408
01/01/2013 to 12/31/2013	16.732716	22.981252	4,061.2841
01/01/2014 to 12/31/2014	22.981252	24.296286	4,494.8060
01/01/2015 to 12/31/2015	24.296286	23.406325	4,007.5430
01/01/2016 to 12/31/2016	23.406325	25.555782	3,943.4475
01/01/2017 to 12/31/2017	25.555782	31.372619	3,738.4960
01/01/2018 to 12/31/2018	31.372619	27.965633	3,500.7492
01/01/2019 to 12/31/2019	27.965633	34.062915	3,413.4306
01/01/2020 to 12/31/2020	34.062915	52.340991	3,186.7646
Invesco Global Equity Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.070420	21.719359	1,215.5847
01/01/2014 to 12/31/2014	21.719359	21.680188	1,215.0360
01/01/2015 to 12/31/2015	21.680188	22.021033	1,214.4941
01/01/2016 to 12/31/2016	22.021033	21.570012	1,213.9603
01/01/2017 to 12/31/2017	21.570012	28.825226	1,213.6618
01/01/2018 to 12/31/2018	28.825226	24.463595	1,041.5790
01/01/2019 to 12/31/2019	24.463595	31.454273	857.1484
01/01/2020 to 12/31/2020	31.454273	39.215826	857.1484
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.902489	8.100342	0.0000
01/01/2012 to 12/31/2012	8.100342	9.673608	0.0000
01/01/2013 to 04/26/2013	9.673608	10.254669	0.0000
JPMorgan Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.138789	12.419369	11,744.4169
01/01/2012 to 12/31/2012	12.419369	14.035734	12,221.3154
01/01/2013 to 12/31/2013	14.035734	18.277587	8,253.1542
01/01/2014 to 12/31/2014	18.277587	18.693891	7,722.5873
01/01/2015 to 12/31/2015	18.693891	16.943531	7,358.0678
01/01/2016 to 12/31/2016	16.943531	21.667757	6,914.6408
01/01/2017 to 12/31/2017	21.667757	21.943980	6,889.5163
01/01/2018 to 12/31/2018	21.943980	18.491561	6,684.5213
01/01/2019 to 12/31/2019	18.491561	21.600523	7,236.7473
01/01/2020 to 12/31/2020	21.600523	22.447110	16,493.7496
Loomis Sayles Growth Sub-Account (Class A)
04/28/2014 to 12/31/2014	151.041146	169.151236	1,312.4945
01/01/2015 to 12/31/2015	169.151236	159.006811	1,209.4758
01/01/2016 to 12/31/2016	159.006811	160.028875	1,162.8547
01/01/2017 to 12/31/2017	160.028875	185.647729	788.8454
01/01/2018 to 12/31/2018	185.647729	169.049050	973.2604
01/01/2019 to 12/31/2019	169.049050	204.578853	918.8463
01/01/2020 to 12/31/2020	204.578853	264.976075	843.3533
Loomis Sayles Growth Sub-Account (Class A) (formerly ClearBridge Aggressive Growth Sub-Account II (Class A))
01/01/2011 to 12/31/2011	106.286908	96.266565	2,094.1019
01/01/2012 to 12/31/2012	96.266565	115.547989	2,414.4694
01/01/2013 to 12/31/2013	115.547989	145.795348	1,727.0540
01/01/2014 to 04/25/2014	145.795348	151.500184	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	7.741654	6.975237	22,091.9577
01/01/2012 to 12/31/2012	6.975237	8.077289	24,192.5031
01/01/2013 to 12/31/2013	8.077289	11.493420	20,455.9335
01/01/2014 to 12/31/2014	11.493420	13.354192	20,252.9930
01/01/2015 to 12/31/2015	13.354192	12.523695	18,666.1965
01/01/2016 to 12/31/2016	12.523695	12.566990	11,139.3202
01/01/2017 to 12/31/2017	12.566990	14.543023	10,067.7312
01/01/2018 to 12/31/2018	14.543023	13.207431	10,056.7006
01/01/2019 to 12/31/2019	13.207431	15.949236	6,878.3972
01/01/2020 to 12/31/2020	15.949236	20.609013	4,289.2140
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.373210	6.756844	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.273197	11.582019	22,745.7782
01/01/2012 to 12/31/2012	11.582019	13.208262	22,887.8125
01/01/2013 to 12/31/2013	13.208262	15.393761	18,913.3472
01/01/2014 to 12/31/2014	15.393761	13.998193	17,907.2017
01/01/2015 to 12/31/2015	13.998193	13.437193	17,155.7703
01/01/2016 to 12/31/2016	13.437193	13.016702	17,929.9045
01/01/2017 to 12/31/2017	13.016702	16.303413	17,004.7321
01/01/2018 to 12/31/2018	16.303413	13.700864	16,972.8445
01/01/2019 to 12/31/2019	13.700864	17.180506	16,447.4759
01/01/2020 to 12/31/2020	17.180506	18.974190	16,037.2704
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.700924	11.553459	27,888.3172
01/01/2012 to 12/31/2012	11.553459	12.337260	24,787.5034
01/01/2013 to 12/31/2013	12.337260	16.761951	21,047.9272
01/01/2014 to 12/31/2014	16.761951	16.546896	19,988.9864
01/01/2015 to 12/31/2015	16.546896	15.358354	18,299.0970
01/01/2016 to 12/31/2016	15.358354	13.739286	18,407.0358
01/01/2017 to 12/31/2017	13.739286	18.787308	16,161.7500
01/01/2018 to 12/31/2018	18.787308	20.221171	16,302.3034
01/01/2019 to 12/31/2019	20.221171	27.691593	13,074.0485
01/01/2020 to 12/31/2020	27.691593	68.497444	9,759.4353
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.856829	13.965221	24,914.6728
01/01/2012 to 12/31/2012	13.965221	14.892199	22,733.3398
01/01/2013 to 12/31/2013	14.892199	13.203653	15,190.9936
01/01/2014 to 12/31/2014	13.203653	13.276743	14,385.8724
01/01/2015 to 12/31/2015	13.276743	12.571289	14,238.3263
01/01/2016 to 12/31/2016	12.571289	12.897755	13,894.2532
01/01/2017 to 12/31/2017	12.897755	13.042405	14,324.7229
01/01/2018 to 12/31/2018	13.042405	12.437207	13,550.7181
01/01/2019 to 12/31/2019	12.437207	13.159658	11,618.1656
01/01/2020 to 12/31/2020	13.159658	14.343999	11,817.6494

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.987857	15.112267	29,678.3014
01/01/2012 to 12/31/2012	15.112267	16.135946	33,159.0698
01/01/2013 to 12/31/2013	16.135946	15.466996	25,369.6337
01/01/2014 to 12/31/2014	15.466996	15.748938	24,371.9539
01/01/2015 to 12/31/2015	15.748938	15.391606	22,541.3099
01/01/2016 to 12/31/2016	15.391606	15.434200	22,067.1314
01/01/2017 to 12/31/2017	15.434200	15.763111	23,063.4780
01/01/2018 to 12/31/2018	15.763111	15.367348	22,096.9039
01/01/2019 to 12/31/2019	15.367348	16.288749	20,703.2473
01/01/2020 to 12/31/2020	16.288749	17.272562	21,785.2654
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	39.351918	36.916527	5,371.7768
01/01/2012 to 12/31/2012	36.916527	42.558303	5,208.5936
01/01/2013 to 12/31/2013	42.558303	55.638649	5,360.6488
01/01/2014 to 12/31/2014	55.638649	61.594730	6,062.2438
01/01/2015 to 12/31/2015	61.594730	58.035528	5,849.9387
01/01/2016 to 12/31/2016	58.035528	65.758821	6,661.1189
01/01/2017 to 12/31/2017	65.758821	75.160463	6,446.6253
01/01/2018 to 12/31/2018	75.160463	66.715429	3,825.2023
01/01/2019 to 12/31/2019	66.715429	82.487107	3,356.6573
01/01/2020 to 12/31/2020	82.487107	82.919304	3,772.0802
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	37.368755	40.575234	3,015.8305
01/01/2015 to 12/31/2015	40.575234	38.270455	2,611.5216
01/01/2016 to 12/31/2016	38.270455	43.406272	2,412.9618
01/01/2017 to 12/31/2017	43.406272	49.663291	2,383.6936
01/01/2018 to 12/31/2018	49.663291	44.129822	1,524.7581
01/01/2019 to 12/31/2019	44.129822	54.605084	1,524.7581
01/01/2020 to 12/31/2020	54.605084	54.961143	1,524.7581
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2011 to 12/31/2011	27.967100	25.638766	3,351.1532
01/01/2012 to 12/31/2012	25.638766	28.805473	3,053.9494
01/01/2013 to 12/31/2013	28.805473	37.205715	3,016.5642
01/01/2014 to 04/25/2014	37.205715	37.317237	0.0000
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.589201	9.217169	232.6260
01/01/2012 to 12/31/2012	9.217169	10.238879	458.4865
01/01/2013 to 12/31/2013	10.238879	13.666339	379.5581
01/01/2014 to 12/31/2014	13.666339	15.061738	333.5025
01/01/2015 to 12/31/2015	15.061738	15.701564	271.5980
01/01/2016 to 12/31/2016	15.701564	16.298327	246.8722
01/01/2017 to 12/31/2017	16.298327	19.870219	210.4627
01/01/2018 to 12/31/2018	19.870219	18.990381	177.0014
01/01/2019 to 12/31/2019	18.990381	24.324454	149.2165
01/01/2020 to 12/31/2020	24.324454	29.455043	132.2494
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly Neuberger Berman Mid Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.415919	20.445036	142.5125
01/01/2012 to 04/27/2012	20.445036	22.543001	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	22.722926	21.385957	7,441.9330
01/01/2012 to 12/31/2012	21.385957	23.968565	7,483.9329
01/01/2013 to 12/31/2013	23.968565	30.522386	5,648.4520
01/01/2014 to 12/31/2014	30.522386	32.704809	7,517.7739
01/01/2015 to 12/31/2015	32.704809	29.090457	7,257.1326
01/01/2016 to 12/31/2016	29.090457	32.836692	7,120.2538
01/01/2017 to 12/31/2017	32.836692	35.132928	7,034.0235
01/01/2018 to 12/31/2018	35.132928	30.846021	6,750.5779
01/01/2019 to 12/31/2019	30.846021	38.882226	5,257.0648
01/01/2020 to 12/31/2020	38.882226	40.898302	4,758.7979
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class E)
01/01/2011 to 12/31/2011	42.452305	44.147809	6,758.0740
01/01/2012 to 12/31/2012	44.147809	46.324138	5,433.8717
01/01/2013 to 12/31/2013	46.324138	44.857700	4,602.2760
01/01/2014 to 12/31/2014	44.857700	46.871648	4,962.5466
01/01/2015 to 12/31/2015	46.871648	46.007828	4,624.3446
01/01/2016 to 12/31/2016	46.007828	46.300054	4,573.7055
01/01/2017 to 12/31/2017	46.300054	47.035654	4,858.5491
01/01/2018 to 12/31/2018	47.035654	45.722392	4,780.2269
01/01/2019 to 12/31/2019	45.722392	49.000902	4,370.1517
01/01/2020 to 12/31/2020	49.000902	51.927114	4,394.4810
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.893564	12.363517	1,037.7920
01/01/2012 to 12/31/2012	12.363517	13.817358	1,552.6279
01/01/2013 to 12/31/2013	13.817358	18.124026	497.3165
01/01/2014 to 12/31/2014	18.124026	19.287887	497.3165
01/01/2015 to 12/31/2015	19.287887	20.032857	497.3165
01/01/2016 to 12/31/2016	20.032857	19.594057	497.3165
01/01/2017 to 12/31/2017	19.594057	25.647575	497.3165
01/01/2018 to 12/31/2018	25.647575	25.668713	497.3165
01/01/2019 to 12/31/2019	25.668713	33.326113	497.3165
01/01/2020 to 12/31/2020	33.326113	45.810050	497.3165
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
01/01/2011 to 12/31/2011	11.733956	11.467864	11,145.3453
01/01/2012 to 12/31/2012	11.467864	11.205687	2,840.7701
01/01/2013 to 12/31/2013	11.205687	10.950885	2,833.9190
01/01/2014 to 12/31/2014	10.950885	10.701877	3,068.9022
01/01/2015 to 12/31/2015	10.701877	10.458530	2,879.0373
01/01/2016 to 12/31/2016	10.458530	10.241220	2,901.2645
01/01/2017 to 12/31/2017	10.241220	10.082976	2,911.2000
01/01/2018 to 12/31/2018	10.082976	10.016700	2,729.6047
01/01/2019 to 12/31/2019	10.016700	9.983482	2,476.6918
01/01/2020 to 12/31/2020	9.983482	9.785302	2,604.2788

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.910585	13.840622	171.9740
01/01/2012 to 12/31/2012	13.840622	15.945815	1,396.5385
01/01/2013 to 12/31/2013	15.945815	19.884750	657.3347
01/01/2014 to 12/31/2014	19.884750	18.131600	1,029.6361
01/01/2015 to 12/31/2015	18.131600	18.739076	1,008.4597
01/01/2016 to 12/31/2016	18.739076	19.380017	983.1351
01/01/2017 to 12/31/2017	19.380017	24.707622	891.6895
01/01/2018 to 12/31/2018	24.707622	19.178137	903.7024
01/01/2019 to 12/31/2019	19.178137	23.059320	759.5680
01/01/2020 to 12/31/2020	23.059320	24.514524	782.1412
Brighthouse/Wellington Core Equity Opportunities (Class A)
01/01/2011 to 12/31/2011	29.669661	27.826591	2,102.5708
01/01/2012 to 12/31/2012	27.826591	30.688031	2,239.7113
01/01/2013 to 12/31/2013	30.688031	40.097584	2,159.6027
01/01/2014 to 12/31/2014	40.097584	43.353308	2,116.7515
01/01/2015 to 12/31/2015	43.353308	43.382644	2,069.3398
01/01/2016 to 12/31/2016	43.382644	45.510288	2,478.5793
01/01/2017 to 12/31/2017	45.510288	52.960180	3,678.2594
01/01/2018 to 12/31/2018	52.960180	51.703822	2,134.0507
01/01/2019 to 12/31/2019	51.703822	66.160678	2,039.7588
01/01/2020 to 12/31/2020	66.160678	71.938653	2,035.0919
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly that Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	16.236131	15.146103	3,547.7613
01/01/2012 to 12/31/2012	15.146103	16.367375	2,061.2992
01/01/2013 to 12/31/2013	16.367375	21.286071	2,027.9234
01/01/2014 to 12/31/2014	21.286071	23.123083	1,764.3781
01/01/2015 to 12/31/2015	23.123083	22.611570	879.3622
01/01/2016 to 04/29/2016	22.611570	22.692927	0.0000
Davis Venture Value Sub-Account (Class A) (formerly Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Capital Sub-Account)
01/01/2011 to 04/29/2011	13.749491	14.493300	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	4.920962	4.819960	40,070.8093
01/01/2012 to 12/31/2012	4.819960	5.442538	25,686.7888
01/01/2013 to 12/31/2013	5.442538	7.272554	36,481.3511
01/01/2014 to 12/31/2014	7.272554	7.728600	35,660.1973
01/01/2015 to 12/31/2015	7.728600	8.348915	33,559.4428
01/01/2016 to 12/31/2016	8.348915	8.148492	32,889.6262
01/01/2017 to 12/31/2017	8.148492	10.909534	32,313.4465
01/01/2018 to 12/31/2018	10.909534	10.672198	30,785.5640
01/01/2019 to 12/31/2019	10.672198	13.818667	29,413.7033
01/01/2020 to 12/31/2020	13.818667	21.116963	20,236.0441

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	30.755781	30.159620	86.8784
01/01/2012 to 12/31/2012	30.159620	33.675393	232.0812
01/01/2013 to 12/31/2013	33.675393	46.299724	1,611.3438
01/01/2014 to 12/31/2014	46.299724	46.831347	589.0811
01/01/2015 to 12/31/2015	46.831347	44.969073	515.5224
01/01/2016 to 12/31/2016	44.969073	52.284460	497.2854
01/01/2017 to 12/31/2017	52.284460	58.742329	1,004.1191
01/01/2018 to 12/31/2018	58.742329	50.914898	2,452.4807
01/01/2019 to 12/31/2019	50.914898	62.309688	278.7757
01/01/2020 to 12/31/2020	62.309688	68.065401	280.9690
MFS ® Total Return Sub-Account (Class F)
01/01/2011 to 12/31/2011	36.659079	36.617795	0.0000
01/01/2012 to 12/31/2012	36.617795	39.846407	0.0000
01/01/2013 to 12/31/2013	39.846407	46.243943	1,655.2728
01/01/2014 to 12/31/2014	46.243943	48.997176	1,712.9447
01/01/2015 to 12/31/2015	48.997176	47.715589	1,607.5349
01/01/2016 to 12/31/2016	47.715589	50.815596	1,504.4701
01/01/2017 to 12/31/2017	50.815596	55.734824	1,419.9567
01/01/2018 to 12/31/2018	55.734824	51.322639	1,334.2282
01/01/2019 to 12/31/2019	51.322639	60.252158	1,089.9720
01/01/2020 to 12/31/2020	60.252158	64.496525	1,010.4763
MFS ® Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.387473	13.195153	9,983.1014
01/01/2012 to 12/31/2012	13.195153	15.040528	10,046.9537
01/01/2013 to 12/31/2013	15.040528	19.950847	10,521.1764
01/01/2014 to 12/31/2014	19.950847	21.604633	9,286.8210
01/01/2015 to 12/31/2015	21.604633	21.081480	7,553.4009
01/01/2016 to 12/31/2016	21.081480	23.567048	6,955.9330
01/01/2017 to 12/31/2017	23.567048	27.179172	6,679.8383
01/01/2018 to 12/31/2018	27.179172	23.887602	6,189.3340
01/01/2019 to 12/31/2019	23.887602	30.378627	4,192.0848
01/01/2020 to 12/31/2020	30.378627	30.861312	4,218.5961
MFS ® Value Sub-Account (Class A) (formerly FI Value Leaders Sub-Account (Class D))
01/01/2011 to 12/31/2011	15.992599	14.652849	1,994.5922
01/01/2012 to 12/31/2012	14.652849	16.558350	2,067.2405
01/01/2013 to 04/26/2013	16.558350	18.186323	0.0000
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.685733	8.442207	536.9000
01/01/2012 to 12/31/2012	8.442207	9.397283	530.6535
01/01/2013 to 04/26/2013	9.397283	10.264485	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
05/02/2011 to 12/31/2011	16.585893	15.326584	0.0000
01/01/2012 to 12/31/2012	15.326584	16.437001	235.9290
01/01/2013 to 12/31/2013	16.437001	22.197917	9,238.5737
01/01/2014 to 12/31/2014	22.197917	21.627940	9,408.0663
01/01/2015 to 12/31/2015	21.627940	21.216472	8,334.7188
01/01/2016 to 12/31/2016	21.216472	24.548032	8,171.9814
01/01/2017 to 12/31/2017	24.548032	27.707307	8,015.8105
01/01/2018 to 12/31/2018	27.707307	25.182374	7,210.3640
01/01/2019 to 12/31/2019	25.182374	31.846723	6,383.9700
01/01/2020 to 12/31/2020	31.846723	38.826220	6,277.6719

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.346093	13.280758	12,019.8915
01/01/2012 to 12/31/2012	13.280758	13.663133	11,351.9716
01/01/2013 to 04/26/2013	13.663133	14.772277	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.402047	8.034887	5,852.0440
01/01/2014 to 12/31/2014	8.034887	8.545222	4,795.0606
01/01/2015 to 12/31/2015	8.545222	9.228832	4,793.6072
01/01/2016 to 12/31/2016	9.228832	9.157146	4,792.1761
01/01/2017 to 12/31/2017	9.157146	11.945617	4,791.3765
01/01/2018 to 12/31/2018	11.945617	11.537741	4,329.9196
01/01/2019 to 12/31/2019	11.537741	14.724581	3,835.3570
01/01/2020 to 12/31/2020	14.724581	19.661428	3,835.3570
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
05/02/2011 to 12/31/2011	6.931554	5.575822	0.0000
01/01/2012 to 12/31/2012	5.575822	6.108647	5,966.2694
01/01/2013 to 04/26/2013	6.108647	6.369691	0.0000
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.008238	15.871360	0.0000
01/01/2012 to 12/31/2012	15.871360	17.975941	0.0000
01/01/2013 to 12/31/2013	17.975941	25.327290	0.0000
01/01/2014 to 12/31/2014	25.327290	26.396477	0.0000
01/01/2015 to 12/31/2015	26.396477	26.431802	0.0000
01/01/2016 to 12/31/2016	26.431802	28.796900	0.0000
01/01/2017 to 12/31/2017	28.796900	34.486242	0.0000
01/01/2018 to 12/31/2018	34.486242	31.412360	0.0000
01/01/2019 to 12/31/2019	31.412360	40.778603	0.0000
01/01/2020 to 12/31/2020	40.778603	49.430631	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	25.216713	26.022451	412.8234
01/01/2017 to 12/31/2017	26.022451	27.463289	438.5102
01/01/2018 to 12/31/2018	27.463289	25.784618	425.3514
01/01/2019 to 12/31/2019	25.784618	28.801111	0.0000
01/01/2020 to 12/31/2020	28.801111	30.050838	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.141327	12.276226	0.0000
01/01/2012 to 12/31/2012	12.276226	13.369798	721.8882
01/01/2013 to 12/31/2013	13.369798	13.250138	841.8366
01/01/2014 to 12/31/2014	13.250138	13.524148	796.6859
01/01/2015 to 12/31/2015	13.524148	13.024011	773.5527
01/01/2016 to 04/29/2016	13.024011	13.307544	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class A)
01/01/2011 to 12/31/2011	15.618511	16.105262	16,569.2669
01/01/2012 to 12/31/2012	16.105262	16.431343	8,463.9803
01/01/2013 to 12/31/2013	16.431343	15.963112	8,725.5099
01/01/2014 to 12/31/2014	15.963112	16.062681	7,399.6045
01/01/2015 to 12/31/2015	16.062681	15.810890	7,014.9376
01/01/2016 to 12/31/2016	15.810890	15.673206	6,794.0366
01/01/2017 to 12/31/2017	15.673206	15.637499	6,487.3354
01/01/2018 to 12/31/2018	15.637499	15.451444	4,515.4815
01/01/2019 to 12/31/2019	15.451444	16.034762	14,476.7362
01/01/2020 to 12/31/2020	16.034762	16.515845	4,046.0973
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	27.668967	24.164948	19,493.6782
01/01/2012 to 12/31/2012	24.164948	27.918088	18,890.9133
01/01/2013 to 12/31/2013	27.918088	33.550847	15,571.3524
01/01/2014 to 12/31/2014	33.550847	29.137749	16,062.7985
01/01/2015 to 12/31/2015	29.137749	26.626121	16,265.9368
01/01/2016 to 12/31/2016	26.626121	27.887737	16,165.2084
01/01/2017 to 12/31/2017	27.887737	31.805339	15,446.0107
01/01/2018 to 12/31/2018	31.805339	26.278750	15,749.1978
01/01/2019 to 12/31/2019	26.278750	28.898865	15,998.2384
01/01/2020 to 12/31/2020	28.898865	27.912854	17,288.3726
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.176829	12.194524	28,672.4852
01/01/2012 to 12/31/2012	12.194524	14.146887	26,755.1281
01/01/2013 to 12/31/2013	14.146887	20.431363	17,900.2208
01/01/2014 to 12/31/2014	20.431363	24.039058	15,276.4239
01/01/2015 to 12/31/2015	24.039058	23.084633	13,481.4089
01/01/2016 to 12/31/2016	23.084633	22.831078	13,147.8671
01/01/2017 to 12/31/2017	22.831078	25.948466	13,090.3605
01/01/2018 to 12/31/2018	25.948466	23.239154	11,166.7555
01/01/2019 to 12/31/2019	23.239154	28.405074	10,997.1623
01/01/2020 to 12/31/2020	28.405074	32.759001	11,079.5993
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2011 to 12/31/2011	26.866207	26.940342	917.3415
01/01/2012 to 12/31/2012	26.940342	30.523372	2,012.9386
01/01/2013 to 12/31/2013	30.523372	38.778768	1,928.9831
01/01/2014 to 12/31/2014	38.778768	42.063131	1,617.2825
01/01/2015 to 12/31/2015	42.063131	41.764359	1,401.6435
01/01/2016 to 12/31/2016	41.764359	44.802004	1,393.1350
01/01/2017 to 12/31/2017	44.802004	52.344815	1,364.2070
01/01/2018 to 12/31/2018	52.344815	50.257239	571.3775
01/01/2019 to 12/31/2019	50.257239	63.783591	543.2738
01/01/2020 to 12/31/2020	63.783591	71.539176	530.6609

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class I)
05/02/2011 to 12/31/2011	9.254722	9.056161	10,658.0972
01/01/2012 to 12/31/2012	9.056161	10.106303	8,792.0354
01/01/2013 to 12/31/2013	10.106303	12.438683	8,810.9701
01/01/2014 to 12/31/2014	12.438683	13.810545	8,496.3876
01/01/2015 to 12/31/2015	13.810545	12.915860	8,391.9092
01/01/2016 to 12/31/2016	12.915860	14.514167	7,800.2159
01/01/2017 to 12/31/2017	14.514167	16.905126	7,824.9553
01/01/2018 to 12/31/2018	16.905126	15.716122	7,769.8679
01/01/2019 to 12/31/2019	15.716122	20.210694	6,503.5822
01/01/2020 to 12/31/2020	20.210694	21.264829	6,674.1786
ClearBridge Variable Dividend Strategy Sub-Account (Class I) (formerly Legg Mason ClearBridge Variable Dividend Strategy Sub-Account)
01/01/2011 to 04/29/2011	8.565376	9.284238	0.0000
ClearBridge Variable Large Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.348068	11.989345	785.7085
01/01/2012 to 12/31/2012	11.989345	14.099176	746.0390
01/01/2013 to 12/31/2013	14.099176	18.994842	687.6053
01/01/2014 to 12/31/2014	18.994842	21.160127	153.3839
01/01/2015 to 12/31/2015	21.160127	22.703810	136.4974
01/01/2016 to 12/31/2016	22.703810	23.828120	0.0000
01/01/2017 to 12/31/2017	23.828120	29.288211	0.0000
01/01/2018 to 12/31/2018	29.288211	28.623043	0.0000
01/01/2019 to 12/31/2019	28.623043	36.968642	0.0000
01/01/2020 to 12/31/2020	36.968642	47.230427	0.0000
ClearBridge Variable Large Cap Value Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.086808	13.423294	2,949.0275
01/01/2012 to 12/31/2012	13.423294	15.281435	2,903.0252
01/01/2013 to 12/31/2013	15.281435	19.768278	4,946.9042
01/01/2014 to 12/31/2014	19.768278	21.580733	4,914.5785
01/01/2015 to 12/31/2015	21.580733	20.485140	2,957.7789
01/01/2016 to 12/31/2016	20.485140	22.622098	2,829.0802
01/01/2017 to 12/31/2017	22.622098	25.389401	2,714.0860
01/01/2018 to 12/31/2018	25.389401	22.607156	1,473.0571
01/01/2019 to 12/31/2019	22.607156	28.474367	1,369.0695
01/01/2020 to 12/31/2020	28.474367	29.285250	1,269.2190
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.620206	13.495679	9,318.7517
01/01/2012 to 12/31/2012	13.495679	15.749279	10,478.0861
01/01/2013 to 12/31/2013	15.749279	22.633213	8,623.3421
01/01/2014 to 12/31/2014	22.633213	23.020563	8,244.5656
01/01/2015 to 12/31/2015	23.020563	21.512688	7,145.4686
01/01/2016 to 12/31/2016	21.512688	22.243494	6,718.5306
01/01/2017 to 12/31/2017	22.243494	27.014549	4,320.4109
01/01/2018 to 12/31/2018	27.014549	27.303690	4,968.3922
01/01/2019 to 12/31/2019	27.303690	33.853504	3,809.1466
01/01/2020 to 12/31/2020	33.853504	47.394460	3,449.2981

APPENDIX A
Condensed Financial Information (continued)
2.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2011 to 12/31/2011	17.440390	17.336633	3,230.3340
01/01/2012 to 12/31/2012	17.336633	20.045307	4,056.1896
01/01/2013 to 12/31/2013	20.045307	20.817797	3,136.8644
01/01/2014 to 12/31/2014	20.817797	20.109951	2,720.9799
01/01/2015 to 12/31/2015	20.109951	18.504983	2,850.0862
01/01/2016 to 12/31/2016	18.504983	20.906368	6,470.9127
01/01/2017 to 12/31/2017	20.906368	22.200068	6,310.9693
01/01/2018 to 12/31/2018	22.200068	20.841838	2,458.4900
01/01/2019 to 12/31/2019	20.841838	23.298042	2,179.3235
01/01/2020 to 12/31/2020	23.298042	24.432604	2,271.1805

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	26.441352	23.686381	1,081,595.0024
01/01/2012 to 12/31/2012	23.686381	28.538919	978,202.9579
01/01/2013 to 12/31/2013	28.538919	36.244735	855,189.0343
01/01/2014 to 12/31/2014	36.244735	36.458034	961,774.4156
01/01/2015 to 12/31/2015	36.458034	38.329907	914,908.7181
01/01/2016 to 12/31/2016	38.329907	37.917863	810,680.1741
01/01/2017 to 12/31/2017	37.917863	49.013051	702,009.0546
01/01/2018 to 12/31/2018	49.013051	43.824828	678,859.5950
01/01/2019 to 12/31/2019	43.824828	58.285814	616,495.4623
01/01/2020 to 12/31/2020	58.285814	74.758023	554,809.4412
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	144.808602	136.283363	456,769.8834
01/01/2012 to 12/31/2012	136.283363	157.944331	456,008.1744
01/01/2013 to 12/31/2013	157.944331	202.026530	422,030.8120
01/01/2014 to 12/31/2014	202.026530	215.521811	380,411.7030
01/01/2015 to 12/31/2015	215.521811	226.420418	345,198.4671
01/01/2016 to 12/31/2016	226.420418	243.724353	314,844.4078
01/01/2017 to 12/31/2017	243.724353	307.424597	287,678.6846
01/01/2018 to 12/31/2018	307.424597	301.466070	255,619.2651
01/01/2019 to 12/31/2019	301.466070	387.594040	230,471.2970
01/01/2020 to 12/31/2020	387.594040	579.501702	195,074.1229
American Funds Growth-Income Sub-Account (Class 2)
01/01/2011 to 12/31/2011	96.494430	93.135030	376,527.5259
01/01/2012 to 12/31/2012	93.135030	107.563687	392,141.2729
01/01/2013 to 12/31/2013	107.563687	141.178195	344,242.7956
01/01/2014 to 12/31/2014	141.178195	153.559152	305,331.1923
01/01/2015 to 12/31/2015	153.559152	153.166776	280,676.3722
01/01/2016 to 12/31/2016	153.166776	167.934321	265,123.6405
01/01/2017 to 12/31/2017	167.934321	202.068498	254,689.9597
01/01/2018 to 12/31/2018	202.068498	195.093759	224,196.7998
01/01/2019 to 12/31/2019	195.093759	241.937386	206,436.3799
01/01/2020 to 12/31/2020	241.937386	270.066152	190,697.2908
Brighthouse Funds Trust I
BlackRock High Yield Sub-Account (Class A)
01/01/2011 to 12/31/2011	20.657216	20.817770	675,965.1144
01/01/2012 to 12/31/2012	20.817770	23.902641	822,069.8683
01/01/2013 to 12/31/2013	23.902641	25.794290	736,610.2029
01/01/2014 to 12/31/2014	25.794290	26.224454	721,790.5170
01/01/2015 to 12/31/2015	26.224454	24.818114	632,378.6999
01/01/2016 to 12/31/2016	24.818114	27.880425	582,069.7672
01/01/2017 to 12/31/2017	27.880425	29.622986	514,395.6997
01/01/2018 to 12/31/2018	29.622986	28.369002	447,028.5720
01/01/2019 to 12/31/2019	28.369002	32.087513	410,028.5387
01/01/2020 to 12/31/2020	32.087513	33.993330	388,358.7150

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.293298	15.474716	908,592.4096
01/01/2012 to 12/31/2012	15.474716	17.948868	851,467.2006
01/01/2013 to 12/31/2013	17.948868	23.372214	790,550.3876
01/01/2014 to 12/31/2014	23.372214	23.372395	735,750.1605
01/01/2015 to 12/31/2015	23.372395	21.735600	657,141.1571
01/01/2016 to 12/31/2016	21.735600	28.048371	574,348.8519
01/01/2017 to 12/31/2017	28.048371	30.803191	513,810.3719
01/01/2018 to 12/31/2018	30.803191	25.668063	471,142.4322
01/01/2019 to 12/31/2019	25.668063	32.497360	411,870.6280
01/01/2020 to 12/31/2020	32.497360	31.765195	424,485.8178
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.398539	9.909879	5,680,144.2117
01/01/2012 to 12/31/2012	9.909879	11.582864	6,256,584.2692
01/01/2013 to 12/31/2013	11.582864	10.820375	6,211,895.1230
01/01/2014 to 12/31/2014	10.820375	9.944246	5,811,017.4285
01/01/2015 to 12/31/2015	9.944246	8.426126	5,948,718.8919
01/01/2016 to 12/31/2016	8.426126	9.236944	5,491,253.4751
01/01/2017 to 12/31/2017	9.236944	11.654382	5,047,261.2010
01/01/2018 to 12/31/2018	11.654382	9.832048	4,704,850.8093
01/01/2019 to 12/31/2019	9.832048	11.672024	4,193,492.2616
01/01/2020 to 12/31/2020	11.672024	14.607242	3,683,724.0939
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.201985	10.231789	755,972.2877
01/01/2012 to 12/31/2012	10.231789	10.795791	1,017,298.2427
01/01/2013 to 12/31/2013	10.795791	11.020980	1,670,489.7784
01/01/2014 to 12/31/2014	11.020980	10.914961	1,688,148.2668
01/01/2015 to 12/31/2015	10.914961	10.641364	1,336,949.1815
01/01/2016 to 12/31/2016	10.641364	11.431700	1,167,799.0633
01/01/2017 to 12/31/2017	11.431700	11.652839	839,489.7520
01/01/2018 to 12/31/2018	11.652839	11.490918	905,232.6221
01/01/2019 to 12/31/2019	11.490918	12.091193	840,901.0689
01/01/2020 to 12/31/2020	12.091193	12.131956	765,597.9770
Brighthouse/Wellington Large Cap Research Sub-Account (Class E)
01/01/2011 to 12/31/2011	9.288051	9.150971	1,045,614.2158
01/01/2012 to 12/31/2012	9.150971	10.210986	1,066,224.7477
01/01/2013 to 12/31/2013	10.210986	13.469144	853,706.2679
01/01/2014 to 12/31/2014	13.469144	15.046212	773,987.2369
01/01/2015 to 12/31/2015	15.046212	15.450992	664,690.2351
01/01/2016 to 12/31/2016	15.450992	16.450805	611,825.2979
01/01/2017 to 12/31/2017	16.450805	19.721630	543,336.2515
01/01/2018 to 12/31/2018	19.721630	18.167291	493,102.7352
01/01/2019 to 12/31/2019	18.167291	23.546811	453,723.3307
01/01/2020 to 12/31/2020	23.546811	28.266031	420,693.4653

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.979123	12.976144	2,243,867.8951
01/01/2012 to 12/31/2012	12.976144	16.071691	2,261,717.4837
01/01/2013 to 12/31/2013	16.071691	16.361006	2,273,129.2513
01/01/2014 to 12/31/2014	16.361006	18.219333	2,128,236.0285
01/01/2015 to 12/31/2015	18.219333	17.661157	1,912,095.8970
01/01/2016 to 12/31/2016	17.661157	17.515237	1,751,839.5890
01/01/2017 to 12/31/2017	17.515237	19.071237	1,605,982.3023
01/01/2018 to 12/31/2018	19.071237	17.127041	1,453,241.6901
01/01/2019 to 12/31/2019	17.127041	21.016041	1,242,377.6849
01/01/2020 to 12/31/2020	21.016041	19.624176	1,292,919.3985
Harris Oakmark International Sub-Account (Class A)
01/01/2011 to 12/31/2011	18.189499	15.382343	1,048,498.6749
01/01/2012 to 12/31/2012	15.382343	19.578694	1,222,151.1846
01/01/2013 to 12/31/2013	19.578694	25.177901	1,318,553.9242
01/01/2014 to 12/31/2014	25.177901	23.386339	1,446,404.3274
01/01/2015 to 12/31/2015	23.386339	22.000904	1,496,865.7413
01/01/2016 to 12/31/2016	22.000904	23.452815	1,360,908.0484
01/01/2017 to 12/31/2017	23.452815	30.156904	1,347,765.1112
01/01/2018 to 12/31/2018	30.156904	22.609579	1,406,312.5781
01/01/2019 to 12/31/2019	22.609579	27.748868	1,337,723.3738
01/01/2020 to 12/31/2020	27.748868	28.743496	1,333,296.1666
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.123079	9.805176	1,861,939.5997
01/01/2012 to 12/31/2012	9.805176	11.415893	2,117,227.6770
01/01/2013 to 12/31/2013	11.415893	15.195357	1,985,501.6121
01/01/2014 to 12/31/2014	15.195357	16.330397	1,908,125.1041
01/01/2015 to 12/31/2015	16.330397	15.096452	1,697,567.3619
01/01/2016 to 12/31/2016	15.096452	17.409352	1,560,184.3170
01/01/2017 to 12/31/2017	17.409352	20.201278	1,349,798.7841
01/01/2018 to 12/31/2018	20.201278	17.444978	1,179,118.0025
01/01/2019 to 12/31/2019	17.444978	21.431067	1,033,681.7282
01/01/2020 to 12/31/2020	21.431067	20.962207	1,032,462.4254
Invesco Small Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	15.760698	15.364451	489,969.9075
01/01/2012 to 12/31/2012	15.364451	17.899883	527,339.9561
01/01/2013 to 12/31/2013	17.899883	24.732078	467,922.9679
01/01/2014 to 12/31/2014	24.732078	26.304682	448,999.9031
01/01/2015 to 12/31/2015	26.304682	25.493709	397,649.1067
01/01/2016 to 12/31/2016	25.493709	28.002335	366,319.3290
01/01/2017 to 12/31/2017	28.002335	34.582186	391,018.3017
01/01/2018 to 12/31/2018	34.582186	31.013389	350,384.1039
01/01/2019 to 12/31/2019	31.013389	38.002523	327,598.1125
01/01/2020 to 12/31/2020	38.002523	58.746590	282,650.0962
Invesco Global Equity Sub-Account (Class B)
04/29/2013 to 12/31/2013	21.013147	24.028812	60,269.4889
01/01/2014 to 12/31/2014	24.028812	24.129850	77,716.4154
01/01/2015 to 12/31/2015	24.129850	24.656734	75,953.5198
01/01/2016 to 12/31/2016	24.656734	24.297098	62,880.4608
01/01/2017 to 12/31/2017	24.297098	32.664240	59,607.1203
01/01/2018 to 12/31/2018	32.664240	27.889673	55,490.5588
01/01/2019 to 12/31/2019	27.889673	36.075125	46,643.9524
01/01/2020 to 12/31/2020	36.075125	45.248249	40,046.3434

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.047275	8.281567	35,438.9028
01/01/2012 to 12/31/2012	8.281567	9.949837	37,721.8328
01/01/2013 to 04/26/2013	9.949837	10.567632	0.0000
JPMorgan Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.631400	12.929319	934,653.7484
01/01/2012 to 12/31/2012	12.929319	14.700428	947,532.6758
01/01/2013 to 12/31/2013	14.700428	19.258268	844,932.2491
01/01/2014 to 12/31/2014	19.258268	19.815454	823,518.7406
01/01/2015 to 12/31/2015	19.815454	18.068213	744,525.0600
01/01/2016 to 12/31/2016	18.068213	23.244998	651,610.3422
01/01/2017 to 12/31/2017	23.244998	23.682606	603,955.6811
01/01/2018 to 12/31/2018	23.682606	20.077534	556,645.5919
01/01/2019 to 12/31/2019	20.077534	23.594267	537,411.8544
01/01/2020 to 12/31/2020	23.594267	24.666941	581,132.4343
Loomis Sayles Growth Sub-Account (Class A)
04/28/2014 to 12/31/2014	181.846379	204.478455	83,129.7876
01/01/2015 to 12/31/2015	204.478455	193.372900	74,496.8812
01/01/2016 to 12/31/2016	193.372900	195.787174	69,038.9566
01/01/2017 to 12/31/2017	195.787174	228.492698	62,871.8180
01/01/2018 to 12/31/2018	228.492698	209.323256	57,143.0238
01/01/2019 to 12/31/2019	209.323256	254.842087	51,935.3441
01/01/2020 to 12/31/2020	254.842087	332.068467	43,938.6027
Loomis Sayles Growth Sub-Account (Class A) (formerly ClearBridge Aggressive Growth Sub-Account II (Class A))
01/01/2011 to 12/31/2011	125.436359	114.293243	116,502.1359
01/01/2012 to 12/31/2012	114.293243	138.014620	110,106.4013
01/01/2013 to 12/31/2013	138.014620	175.190659	99,887.0421
01/01/2014 to 04/25/2014	175.190659	182.390017	0.0000
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.235742	7.450037	3,036,439.8021
01/01/2012 to 12/31/2012	7.450037	8.679293	3,035,060.3099
01/01/2013 to 12/31/2013	8.679293	12.424274	3,443,124.0501
01/01/2014 to 12/31/2014	12.424274	14.522602	3,924,069.9543
01/01/2015 to 12/31/2015	14.522602	13.701458	3,759,192.5462
01/01/2016 to 12/31/2016	13.701458	13.831577	3,416,373.7200
01/01/2017 to 12/31/2017	13.831577	16.102450	3,211,301.7941
01/01/2018 to 12/31/2018	16.102450	14.712204	2,637,117.7269
01/01/2019 to 12/31/2019	14.712204	17.873307	2,387,317.2944
01/01/2020 to 12/31/2020	17.873307	23.234475	1,811,320.0949
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.574211	6.983591	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.091939	12.370383	2,736,650.7350
01/01/2012 to 12/31/2012	12.370383	14.192640	2,725,259.2718
01/01/2013 to 12/31/2013	14.192640	16.640515	2,485,776.4552
01/01/2014 to 12/31/2014	16.640515	15.223038	2,353,283.4222
01/01/2015 to 12/31/2015	15.223038	14.700931	2,306,225.7304
01/01/2016 to 12/31/2016	14.700931	14.326607	2,238,800.3917
01/01/2017 to 12/31/2017	14.326607	18.051664	1,825,204.1863
01/01/2018 to 12/31/2018	18.051664	15.261931	1,708,984.9341
01/01/2019 to 12/31/2019	15.261931	19.253177	1,525,234.3390
01/01/2020 to 12/31/2020	19.253177	21.391577	1,439,048.7190

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.477419	12.333468	1,022,669.4393
01/01/2012 to 12/31/2012	12.333468	13.249880	1,184,707.8111
01/01/2013 to 12/31/2013	13.249880	18.110105	1,176,372.3541
01/01/2014 to 12/31/2014	18.110105	17.985382	1,122,443.8474
01/01/2015 to 12/31/2015	17.985382	16.794044	1,078,788.7774
01/01/2016 to 12/31/2016	16.794044	15.114066	1,034,472.8222
01/01/2017 to 12/31/2017	15.114066	20.791087	901,352.1891
01/01/2018 to 12/31/2018	20.791087	22.513405	775,885.3561
01/01/2019 to 12/31/2019	22.513405	31.016147	648,094.7065
01/01/2020 to 12/31/2020	31.016147	77.182735	505,939.6389
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.462572	14.710903	8,357,916.4227
01/01/2012 to 12/31/2012	14.710903	15.782261	8,665,165.9668
01/01/2013 to 12/31/2013	15.782261	14.077051	8,086,287.9259
01/01/2014 to 12/31/2014	14.077051	14.240165	7,270,655.4176
01/01/2015 to 12/31/2015	14.240165	13.564706	6,704,249.2004
01/01/2016 to 12/31/2016	13.564706	14.000717	6,272,420.7424
01/01/2017 to 12/31/2017	14.000717	14.242700	6,250,150.7142
01/01/2018 to 12/31/2018	14.242700	13.664003	5,804,575.5928
01/01/2019 to 12/31/2019	13.664003	14.544713	5,276,073.4441
01/01/2020 to 12/31/2020	14.544713	15.949330	4,865,833.0747
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.911764	16.140123	16,036,750.5130
01/01/2012 to 12/31/2012	16.140123	17.337670	16,238,985.3008
01/01/2013 to 12/31/2013	17.337670	16.718928	15,159,318.7066
01/01/2014 to 12/31/2014	16.718928	17.126132	13,265,424.1946
01/01/2015 to 12/31/2015	17.126132	16.838293	12,260,062.5624
01/01/2016 to 12/31/2016	16.838293	16.986493	11,346,296.3353
01/01/2017 to 12/31/2017	16.986493	17.452590	11,134,769.5822
01/01/2018 to 12/31/2018	17.452590	17.117370	10,052,981.0752
01/01/2019 to 12/31/2019	17.117370	18.252868	8,980,795.7426
01/01/2020 to 12/31/2020	18.252868	19.472078	8,514,216.5446
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.619129	44.940498	505,689.8312
01/01/2012 to 12/31/2012	44.940498	52.121894	485,306.9074
01/01/2013 to 12/31/2013	52.121894	68.551426	458,701.5688
01/01/2014 to 12/31/2014	68.551426	76.346488	496,629.8005
01/01/2015 to 12/31/2015	76.346488	72.367912	444,585.6776
01/01/2016 to 12/31/2016	72.367912	82.491872	426,242.1760
01/01/2017 to 12/31/2017	82.491872	94.851399	408,716.3971
01/01/2018 to 12/31/2018	94.851399	84.703738	371,464.1197
01/01/2019 to 12/31/2019	84.703738	105.357980	344,339.7128
01/01/2020 to 12/31/2020	105.357980	106.549352	346,115.1252
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	42.235976	46.046618	7,125.7277
01/01/2015 to 12/31/2015	46.046618	43.692502	6,840.5356
01/01/2016 to 12/31/2016	43.692502	49.854092	3,962.2845
01/01/2017 to 12/31/2017	49.854092	57.382695	3,093.5266
01/01/2018 to 12/31/2018	57.382695	51.297902	3,049.9773
01/01/2019 to 12/31/2019	51.297902	63.856564	2,792.9545
01/01/2020 to 12/31/2020	63.856564	64.660936	2,006.8663

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2011 to 12/31/2011	30.985163	28.576265	10,968.3908
01/01/2012 to 12/31/2012	28.576265	32.299975	9,614.5322
01/01/2013 to 12/31/2013	32.299975	41.970171	7,861.8523
01/01/2014 to 04/25/2014	41.970171	42.175671	0.0000
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.180436	9.844256	4,420,727.9419
01/01/2012 to 12/31/2012	9.844256	11.001636	4,376,897.0909
01/01/2013 to 12/31/2013	11.001636	14.772721	3,643,776.1504
01/01/2014 to 12/31/2014	14.772721	16.379062	3,255,267.4472
01/01/2015 to 12/31/2015	16.379062	17.177611	2,858,071.1512
01/01/2016 to 12/31/2016	17.177611	17.937778	2,598,812.5690
01/01/2017 to 12/31/2017	17.937778	22.000113	2,187,765.8021
01/01/2018 to 12/31/2018	22.000113	21.153266	1,910,440.7017
01/01/2019 to 12/31/2019	21.153266	27.257874	1,562,704.9516
01/01/2020 to 12/31/2020	27.257874	33.206306	1,286,893.2232
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly Neuberger Berman Mid Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	24.111377	22.123579	129,485.5433
01/01/2012 to 04/27/2012	22.123579	24.441510	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.621120	23.311700	1,031,358.3284
01/01/2012 to 12/31/2012	23.311700	26.284910	1,150,419.1206
01/01/2013 to 12/31/2013	26.284910	33.673416	1,051,503.2258
01/01/2014 to 12/31/2014	33.673416	36.298287	983,909.4060
01/01/2015 to 12/31/2015	36.298287	32.481241	914,390.5939
01/01/2016 to 12/31/2016	32.481241	36.884801	861,988.6289
01/01/2017 to 12/31/2017	36.884801	39.700873	797,623.9101
01/01/2018 to 12/31/2018	39.700873	35.067686	716,850.3210
01/01/2019 to 12/31/2019	35.067686	44.469683	626,919.6596
01/01/2020 to 12/31/2020	44.469683	47.057774	612,712.4046
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class E)
01/01/2011 to 12/31/2011	50.026955	52.337117	511,645.4471
01/01/2012 to 12/31/2012	52.337117	55.249351	521,551.7202
01/01/2013 to 12/31/2013	55.249351	53.822390	477,304.3672
01/01/2014 to 12/31/2014	53.822390	56.577201	462,125.7251
01/01/2015 to 12/31/2015	56.577201	55.868746	420,474.9240
01/01/2016 to 12/31/2016	55.868746	56.561929	418,458.6949
01/01/2017 to 12/31/2017	56.561929	57.805373	404,640.6926
01/01/2018 to 12/31/2018	57.805373	56.531458	380,018.7983
01/01/2019 to 12/31/2019	56.531458	60.949542	345,679.0039
01/01/2020 to 12/31/2020	60.949542	64.978951	316,718.1329

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	15.142608	13.555968	282,689.4649
01/01/2012 to 12/31/2012	13.555968	15.241655	286,910.3006
01/01/2013 to 12/31/2013	15.241655	20.112508	264,857.9548
01/01/2014 to 12/31/2014	20.112508	21.532887	245,077.7865
01/01/2015 to 12/31/2015	21.532887	22.499175	213,693.4368
01/01/2016 to 12/31/2016	22.499175	22.138783	223,484.4842
01/01/2017 to 12/31/2017	22.138783	29.152210	203,329.7368
01/01/2018 to 12/31/2018	29.152210	29.352880	184,653.0284
01/01/2019 to 12/31/2019	29.352880	38.338639	150,602.0636
01/01/2020 to 12/31/2020	38.338639	53.018014	139,883.3444
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
01/01/2011 to 12/31/2011	12.959146	12.741288	1,805,584.4448
01/01/2012 to 12/31/2012	12.741288	12.525341	2,141,650.9088
01/01/2013 to 12/31/2013	12.525341	12.314202	1,866,587.6975
01/01/2014 to 12/31/2014	12.314202	12.106622	1,415,311.1042
01/01/2015 to 12/31/2015	12.106622	11.902541	1,295,672.2230
01/01/2016 to 12/31/2016	11.902541	11.725374	1,417,519.7398
01/01/2017 to 12/31/2017	11.725374	11.613483	1,233,146.9227
01/01/2018 to 12/31/2018	11.613483	11.606960	1,105,315.1913
01/01/2019 to 12/31/2019	11.606960	11.638086	1,242,570.6110
01/01/2020 to 12/31/2020	11.638086	11.475902	1,374,946.9583
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.132004	14.106174	427,578.2771
01/01/2012 to 12/31/2012	14.106174	16.350037	413,611.1607
01/01/2013 to 12/31/2013	16.350037	20.511410	386,238.2250
01/01/2014 to 12/31/2014	20.511410	18.815620	408,589.7095
01/01/2015 to 12/31/2015	18.815620	19.563055	414,388.1526
01/01/2016 to 12/31/2016	19.563055	20.353916	391,502.6627
01/01/2017 to 12/31/2017	20.353916	26.104844	376,096.9103
01/01/2018 to 12/31/2018	26.104844	20.385444	309,643.6355
01/01/2019 to 12/31/2019	20.385444	24.658404	264,311.7326
01/01/2020 to 12/31/2020	24.658404	26.372707	245,930.1532
Brighthouse/Wellington Core Equity Opportunities (Class A)
01/01/2011 to 12/31/2011	32.693710	30.846989	686,630.7424
01/01/2012 to 12/31/2012	30.846989	34.224779	701,829.4179
01/01/2013 to 12/31/2013	34.224779	44.987652	603,427.4825
01/01/2014 to 12/31/2014	44.987652	48.933133	541,444.3960
01/01/2015 to 12/31/2015	48.933133	49.260924	483,188.3008
01/01/2016 to 12/31/2016	49.260924	51.987798	486,108.9588
01/01/2017 to 12/31/2017	51.987798	60.860857	449,939.1327
01/01/2018 to 12/31/2018	60.860857	59.776791	397,952.4505
01/01/2019 to 12/31/2019	59.776791	76.951111	338,030.8901
01/01/2020 to 12/31/2020	76.951111	84.176486	318,735.5481
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly that Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	17.970321	16.864571	87,634.7262
01/01/2012 to 12/31/2012	16.864571	18.334650	103,313.8588
01/01/2013 to 12/31/2013	18.334650	23.987938	93,148.7071
01/01/2014 to 12/31/2014	23.987938	26.214933	86,533.7669
01/01/2015 to 12/31/2015	26.214933	25.789321	81,211.5607
01/01/2016 to 04/29/2016	25.789321	25.933238	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Davis Venture Value Sub-Account (Class A) (formerly Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Capital Sub-Account)
01/01/2011 to 04/29/2011	14.447742	15.259152	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.998016	11.822340	2,559,484.1859
01/01/2012 to 12/31/2012	11.822340	13.430120	3,221,179.2894
01/01/2013 to 12/31/2013	13.430120	18.053842	3,128,977.8457
01/01/2014 to 12/31/2014	18.053842	19.301419	2,756,979.6763
01/01/2015 to 12/31/2015	19.301419	20.976066	2,359,240.5361
01/01/2016 to 12/31/2016	20.976066	20.595720	2,216,931.7332
01/01/2017 to 12/31/2017	20.595720	27.739682	1,749,898.3532
01/01/2018 to 12/31/2018	27.739682	27.300516	1,523,896.4682
01/01/2019 to 12/31/2019	27.300516	35.562181	1,366,589.4804
01/01/2020 to 12/31/2020	35.562181	54.671703	1,096,194.1972
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	33.992770	33.534123	217,694.9693
01/01/2012 to 12/31/2012	33.534123	37.669739	244,439.1083
01/01/2013 to 12/31/2013	37.669739	52.102864	209,576.1472
01/01/2014 to 12/31/2014	52.102864	53.018371	196,719.3970
01/01/2015 to 12/31/2015	53.018371	51.216508	189,653.9575
01/01/2016 to 12/31/2016	51.216508	59.906486	183,149.6235
01/01/2017 to 12/31/2017	59.906486	67.709588	153,006.0363
01/01/2018 to 12/31/2018	67.709588	59.042779	143,757.4165
01/01/2019 to 12/31/2019	59.042779	72.691386	131,074.8849
01/01/2020 to 12/31/2020	72.691386	79.885249	126,995.7345
MFS ® Total Return Sub-Account (Class F)
01/01/2011 to 12/31/2011	42.256587	42.462401	127,348.4739
01/01/2012 to 12/31/2012	42.462401	46.485824	142,286.0803
01/01/2013 to 12/31/2013	46.485824	54.273883	220,608.3445
01/01/2014 to 12/31/2014	54.273883	57.851232	213,812.2584
01/01/2015 to 12/31/2015	57.851232	56.677137	220,881.5322
01/01/2016 to 12/31/2016	56.677137	60.722523	209,354.1617
01/01/2017 to 12/31/2017	60.722523	67.000315	214,650.1048
01/01/2018 to 12/31/2018	67.000315	62.069830	192,276.9968
01/01/2019 to 12/31/2019	62.069830	73.307652	160,612.4066
01/01/2020 to 12/31/2020	73.307652	78.945201	142,831.6535
MFS ® Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.426425	14.304579	1,581,089.0052
01/01/2012 to 12/31/2012	14.304579	16.403724	1,559,922.7434
01/01/2013 to 12/31/2013	16.403724	21.889920	1,632,735.6918
01/01/2014 to 12/31/2014	21.889920	23.847078	1,495,933.6522
01/01/2015 to 12/31/2015	23.847078	23.409672	1,384,225.2626
01/01/2016 to 12/31/2016	23.409672	26.327184	1,294,139.1708
01/01/2017 to 12/31/2017	26.327184	30.544447	1,193,162.8892
01/01/2018 to 12/31/2018	30.544447	27.007906	1,126,015.6664
01/01/2019 to 12/31/2019	27.007906	34.553466	1,031,391.2985
01/01/2020 to 12/31/2020	34.553466	35.314439	977,778.7068
MFS ® Value Sub-Account (Class A) (formerly FI Value Leaders Sub-Account (Class D))
01/01/2011 to 12/31/2011	17.430240	16.066030	144,789.2278
01/01/2012 to 12/31/2012	16.066030	18.265115	146,841.9775
01/01/2013 to 04/26/2013	18.265115	20.099175	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.827011	8.631059	1,592,444.3510
01/01/2012 to 12/31/2012	8.631059	9.665608	1,557,301.1903
01/01/2013 to 04/26/2013	9.665608	10.577718	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
05/02/2011 to 12/31/2011	17.699661	16.421067	56,676.5754
01/01/2012 to 12/31/2012	16.421067	17.717307	79,652.3584
01/01/2013 to 12/31/2013	17.717307	24.070792	1,109,746.2429
01/01/2014 to 12/31/2014	24.070792	23.593914	1,008,348.0520
01/01/2015 to 12/31/2015	23.593914	23.284341	860,845.9169
01/01/2016 to 12/31/2016	23.284341	27.102686	784,102.2869
01/01/2017 to 12/31/2017	27.102686	30.774264	683,964.2274
01/01/2018 to 12/31/2018	30.774264	28.139237	594,723.7741
01/01/2019 to 12/31/2019	28.139237	35.800213	531,626.3459
01/01/2020 to 12/31/2020	35.800213	43.909431	476,080.8275
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.163466	14.121784	1,374,337.4934
01/01/2012 to 12/31/2012	14.121784	14.616294	1,365,125.1605
01/01/2013 to 04/26/2013	14.616294	15.832980	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.892997	8.686068	1,506,897.0313
01/01/2014 to 12/31/2014	8.686068	9.293357	1,710,456.3037
01/01/2015 to 12/31/2015	9.293357	10.097215	1,958,389.5177
01/01/2016 to 12/31/2016	10.097215	10.079074	1,603,443.8394
01/01/2017 to 12/31/2017	10.079074	13.227105	1,498,585.5659
01/01/2018 to 12/31/2018	13.227105	12.852823	1,392,435.8639
01/01/2019 to 12/31/2019	12.852823	16.501595	1,208,837.6530
01/01/2020 to 12/31/2020	16.501595	22.167098	928,223.2837
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
05/02/2011 to 12/31/2011	7.374290	5.955652	1,597,289.0014
01/01/2012 to 12/31/2012	5.955652	6.564241	1,581,301.5525
01/01/2013 to 04/26/2013	6.564241	6.857823	0.0000
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.394664	17.349531	182,229.0149
01/01/2012 to 12/31/2012	17.349531	19.768971	169,173.6178
01/01/2013 to 12/31/2013	19.768971	28.021014	133,977.0989
01/01/2014 to 12/31/2014	28.021014	29.379681	117,949.8084
01/01/2015 to 12/31/2015	29.379681	29.596079	107,754.3521
01/01/2016 to 12/31/2016	29.596079	32.438338	96,919.9095
01/01/2017 to 12/31/2017	32.438338	39.080115	86,138.9985
01/01/2018 to 12/31/2018	39.080115	35.812368	78,295.9934
01/01/2019 to 12/31/2019	35.812368	46.770257	68,553.0008
01/01/2020 to 12/31/2020	46.770257	57.035516	63,824.9622
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.691111	29.725846	663,443.2360
01/01/2017 to 12/31/2017	29.725846	31.559957	643,705.7953
01/01/2018 to 12/31/2018	31.559957	29.810215	677,164.7874
01/01/2019 to 12/31/2019	29.810215	33.497967	627,558.3419
01/01/2020 to 12/31/2020	33.497967	35.162401	597,780.8206

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	23.778342	24.186816	750,995.7309
01/01/2012 to 12/31/2012	24.186816	26.500717	989,207.8493
01/01/2013 to 12/31/2013	26.500717	26.421601	828,643.1825
01/01/2014 to 12/31/2014	26.421601	27.130269	773,367.0722
01/01/2015 to 12/31/2015	27.130269	26.284221	814,434.4121
01/01/2016 to 04/29/2016	26.284221	26.909449	0.0000
Western Asset Management U.S. Government Sub-Account (Class A)
01/01/2011 to 12/31/2011	17.210358	17.853200	519,446.1458
01/01/2012 to 12/31/2012	17.853200	18.324873	504,945.8324
01/01/2013 to 12/31/2013	18.324873	17.909833	427,675.4172
01/01/2014 to 12/31/2014	17.909833	18.129996	403,817.9467
01/01/2015 to 12/31/2015	18.129996	17.953203	349,251.5217
01/01/2016 to 12/31/2016	17.953203	17.903970	340,981.7890
01/01/2017 to 12/31/2017	17.903970	17.970382	318,399.1267
01/01/2018 to 12/31/2018	17.970382	17.864018	332,755.2912
01/01/2019 to 12/31/2019	17.864018	18.649969	308,886.1432
01/01/2020 to 12/31/2020	18.649969	19.325423	288,793.1431
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	30.950020	27.193027	1,241,245.1160
01/01/2012 to 12/31/2012	27.193027	31.606478	1,293,804.5136
01/01/2013 to 12/31/2013	31.606478	38.211818	1,168,585.2165
01/01/2014 to 12/31/2014	38.211818	33.385554	1,134,858.3828
01/01/2015 to 12/31/2015	33.385554	30.691547	1,114,273.9887
01/01/2016 to 12/31/2016	30.691547	32.339255	1,077,044.6079
01/01/2017 to 12/31/2017	32.339255	37.103415	1,001,920.8473
01/01/2018 to 12/31/2018	37.103415	30.841914	996,925.7237
01/01/2019 to 12/31/2019	30.841914	34.121086	991,616.1480
01/01/2020 to 12/31/2020	34.121086	33.155858	1,031,459.2684
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.826049	12.921840	501,486.5578
01/01/2012 to 12/31/2012	12.921840	15.081326	420,340.1621
01/01/2013 to 12/31/2013	15.081326	21.911841	333,834.9908
01/01/2014 to 12/31/2014	21.911841	25.936047	272,259.4267
01/01/2015 to 12/31/2015	25.936047	25.056276	227,079.5469
01/01/2016 to 12/31/2016	25.056276	24.930214	187,989.1985
01/01/2017 to 12/31/2017	24.930214	28.504164	172,413.1628
01/01/2018 to 12/31/2018	28.504164	25.682604	158,298.0057
01/01/2019 to 12/31/2019	25.682604	31.580580	141,537.2408
01/01/2020 to 12/31/2020	31.580580	36.641005	127,066.4362

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2011 to 12/31/2011	30.147634	30.412347	228,361.4116
01/01/2012 to 12/31/2012	30.412347	34.665535	255,412.0041
01/01/2013 to 12/31/2013	34.665535	44.306083	244,779.8126
01/01/2014 to 12/31/2014	44.306083	48.347773	217,127.4483
01/01/2015 to 12/31/2015	48.347773	48.293263	196,655.3877
01/01/2016 to 12/31/2016	48.293263	52.117461	182,301.2782
01/01/2017 to 12/31/2017	52.117461	61.257081	161,460.6601
01/01/2018 to 12/31/2018	61.257081	59.170144	142,889.0314
01/01/2019 to 12/31/2019	59.170144	75.547117	126,351.8386
01/01/2020 to 12/31/2020	75.547117	85.244365	118,477.1939
ClearBridge Variable Dividend Strategy Sub-Account (Class I)
05/02/2011 to 12/31/2011	9.924243	9.750051	106,210.0202
01/01/2012 to 12/31/2012	9.750051	10.946462	90,937.7631
01/01/2013 to 12/31/2013	10.946462	13.553766	82,778.3514
01/01/2014 to 12/31/2014	13.553766	15.139162	69,405.8212
01/01/2015 to 12/31/2015	15.139162	14.243634	61,892.4592
01/01/2016 to 12/31/2016	14.243634	16.102531	57,037.9813
01/01/2017 to 12/31/2017	16.102531	18.867620	41,939.1224
01/01/2018 to 12/31/2018	18.867620	17.646783	32,358.1820
01/01/2019 to 12/31/2019	17.646783	22.830009	30,117.2476
01/01/2020 to 12/31/2020	22.830009	24.165756	22,520.9777
ClearBridge Variable Dividend Strategy Sub-Account (Class I) (formerly Legg Mason ClearBridge Variable Dividend Strategy Sub-Account)
01/01/2011 to 04/29/2011	9.166634	9.955402	0.0000
ClearBridge Variable Large Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.324122	13.014746	52,737.9218
01/01/2012 to 12/31/2012	13.014746	15.397587	44,604.1606
01/01/2013 to 12/31/2013	15.397587	20.868828	27,893.1430
01/01/2014 to 12/31/2014	20.868828	23.387611	23,415.6056
01/01/2015 to 12/31/2015	23.387611	25.244779	19,995.7747
01/01/2016 to 12/31/2016	25.244779	26.654346	16,734.4016
01/01/2017 to 12/31/2017	26.654346	32.958488	13,138.6623
01/01/2018 to 12/31/2018	32.958488	32.404973	8,054.9764
01/01/2019 to 12/31/2019	32.404973	42.105068	6,861.7539
01/01/2020 to 12/31/2020	42.105068	54.116995	5,679.9349
ClearBridge Variable Large Cap Value Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.138072	14.588678	125,094.3167
01/01/2012 to 12/31/2012	14.588678	16.708588	172,695.1422
01/01/2013 to 12/31/2013	16.708588	21.744443	200,684.9130
01/01/2014 to 12/31/2014	21.744443	23.880940	242,519.0441
01/01/2015 to 12/31/2015	23.880940	22.805030	216,895.9261
01/01/2016 to 12/31/2016	22.805030	25.335531	225,796.7110
01/01/2017 to 12/31/2017	25.335531	28.605309	150,330.4899
01/01/2018 to 12/31/2018	28.605309	25.624885	147,395.8982
01/01/2019 to 12/31/2019	25.624885	32.469454	160,138.9480
01/01/2020 to 12/31/2020	32.469454	33.595724	158,773.9903

APPENDIX A
Condensed Financial Information (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.346375	14.300608	365,848.9557
01/01/2012 to 12/31/2012	14.300608	16.789560	414,048.6523
01/01/2013 to 12/31/2013	16.789560	24.273225	425,094.1245
01/01/2014 to 12/31/2014	24.273225	24.837266	386,729.6824
01/01/2015 to 12/31/2015	24.837266	23.350141	337,685.1362
01/01/2016 to 12/31/2016	23.350141	24.288661	301,045.0855
01/01/2017 to 12/31/2017	24.288661	29.675290	264,830.2193
01/01/2018 to 12/31/2018	29.675290	30.174505	227,520.4722
01/01/2019 to 12/31/2019	30.174505	37.638126	209,879.2332
01/01/2020 to 12/31/2020	37.638126	53.010566	184,968.4118
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2011 to 12/31/2011	18.818394	18.818727	213,299.8350
01/01/2012 to 12/31/2012	18.818727	21.890565	234,740.5320
01/01/2013 to 12/31/2013	21.890565	22.870970	210,705.8749
01/01/2014 to 12/31/2014	22.870970	22.226299	200,637.6943
01/01/2015 to 12/31/2015	22.226299	20.575585	189,024.8562
01/01/2016 to 12/31/2016	20.575585	23.385510	173,362.0817
01/01/2017 to 12/31/2017	23.385510	24.981609	162,048.2443
01/01/2018 to 12/31/2018	24.981609	23.595171	151,223.8867
01/01/2019 to 12/31/2019	23.595171	26.534553	133,431.2070
01/01/2020 to 12/31/2020	26.534553	27.994649	122,873.8883

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios
The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (Class I) (formerly Legg Mason ClearBridge Variable Fundamental Value Portfolio) (closed April 28, 2008); Legg Mason ClearBridge Variable Large Cap Growth Portfolio (Class I) (closed April 28, 2008); Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed May 1, 2011); and Legg Mason ClearBridge Variable Aggressive Growth Portfolio (Class I) (closed May 1, 2011); (b) Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class B) (closed May 4, 2009); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed April 30, 2012); (d) Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class B) (closed April 29, 2013); (d) Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class A) and Met Investors Series Trust: T. Rowe Price Large Cap Value Portfolio (Class E) (Closed April 28, 2014).
You should read the prospectuses for these discontinued investment portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of May 1, 2006, Capital Appreciation Fund merged into Janus Capital Appreciation Portfolio (Class A) of Met Investors Series Trust.
Effective as of May 1, 2006, the following investment portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Metropolitan Series Fund; Federated High Yield Portfolio merged into Federated High Yield Portfolio (Class A) of Met Investors Series Trust; Large Cap Portfolio merged into FI Large Cap Portfolio (Class A) of Metropolitan Series Fund; Mercury Large Cap Core Portfolio merged into Mercury Large-Cap Core Portfolio (Class A) of Met Investors Series Trust; MFS® Total Return Portfolio merged into MFS® Total Return Portfolio (Class F) of Metropolitan Series Fund; MFS® Value Portfolio merged into MFS® Value Portfolio (Class A) of Met Investors Series Trust; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Met Investors Series Trust; Pioneer Mid Cap Value Portfolio merged into Pioneer Mid-Cap Value Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Growth Portfolio merged into Met/AIM Small Cap Growth Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Value Portfolio merged into Dreman Small-Cap Value Portfolio (Class A) of Met Investors Series Trust; Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Metropolitan Series Fund; and U.S. Government Securities Portfolio merged into Western Asset Management U.S. Government Portfolio (Class A) of Metropolitan Series Fund
Effective as of May 1, 2006, Franklin Templeton Variable Insurance Products Trust: Mutual Shares Securities Fund (Class 2) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).
Effective as of May 1, 2006, Metropolitan Series Fund: Western Asset Management U.S. Government Portfolio (Class B) was exchanged for Metropolitan Series Fund: Western Asset Management U.S. Government Portfolio (Class A).
Effective as of November 13, 2006, Lazard Retirement Series, Inc.: Lazard Retirement Small Cap Portfolio (Service Shares) was replaced with Met Investors Series Trust: Third Avenue Small Cap Value Portfolio (Class B).
Effective as of April 30, 2007, Met Investors Series Trust: BlackRock Large-Cap Core Portfolio (Class A) was exchanged for Met Investors Series Trust: BlackRock Large-Cap Core Portfolio (Class E).
Effective as of April 30, 2007, Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).

APPENDIX A
Condensed Financial Information (continued)
Effective as of November 12, 2007, Legg Mason Partners Variable Equity Trust: Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value (single share class) merged into Legg Mason Partners Variable Appreciation Portfolio (Class II).
Effective as of April 28, 2008, Van Kampen Life Investment Trust: Van Kampen LIT Strategic Growth Portfolio (Class II) was replaced with Metropolitan Series Fund: Jennison Growth Portfolio (Class B).
Effective as of April 28, 2008, Met Investors Series Trust: MFS® Value Portfolio (Class A) merged into Metropolitan Series Fund: MFS® Value Portfolio (Class A).
Effective as of November 10, 2008, Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS® Emerging Markets Equity Portfolio (Class B).
Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class A); and Metropolitan Series Fund: FI Large Cap Portfolio (Class A) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class A).
Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).
Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Metropolitan Series Fund: BlackRock Money Market Portfolio (Class E).
Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Capital Portfolio (single share class) (closed April 28, 2008) was replaced with Metropolitan Series Fund: Davis Venture Value Portfolio (Class A).
Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Dividend Strategy Portfolio (single share class) (closed April 28, 2008) merged into Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed May 1, 2011).
Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).
Effective as of April 30, 2012, Metropolitan Series Fund: Neuberger Berman Mid Cap Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Mid Cap Value Portfolio (Class B).
Effective as of April 29, 2013:
•	Metropolitan Series Fund: FI Value Leaders Portfolio (Class D) merged into Metropolitan Series Fund: MFS® Value Portfolio (Class A);
•	Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS® Value Portfolio (Class A);
•	Met Investors Series Trust: MLA Mid Cap Portfolio (Class B) (formerly Lazard Mid Cap Portfolio) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B); and
•	Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class B) (closed efective April 29, 2013).
Effective as of April 28, 2014:
•	Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class A) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class A).

APPENDIX A
Condensed Financial Information (continued)
Effective as of May 1, 2016:
•	Met Investors Series Trust: Pioneer Fund Portfolio (Class A) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A); and
•	Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class E) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).
Effective as of April 30, 2021, Legg Mason Partners Variable Equity Trust: ClearBridge Variable Aggressive Growth Portfolio (Class I) was replaced with Brighthouse Funds Trust I: Loomis Sayles Growth Portfolio (Class A).

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® (Class 2)
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
BlackRock High Yield Portfolio (Class A)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Wellington Large Cap Research Portfolio (Class E)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class A)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class A)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio (Class A)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
B-1

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio (Class E)	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio (Class A)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio (Class E)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio (Class B)	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Total Return Portfolio (Class F)	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio (Class A)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
Western Asset Management Strategic Bond Opportunities Portfolio (Class E)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio (Class A)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Franklin Templeton Variable Insurance Products Trust (Class 2)
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Legg Mason Partners Variable Equity Trust (Class I)
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust (Class I)
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
B-2

APPENDIX C
Guaranteed Minimum Income Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus III rider.) Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).
The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, or income taxes and tax penalties.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn
(leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges “the Annual Increase Amount”) is the value upon which future income payments can be based.
         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the Owner of the contract is a male,age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth.The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.
Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus
III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
        Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)
         With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

(5)	The Guaranteed Principal Option — GMIB Plus III
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken.Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
     *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step-Up: Automatic Annual Step-Up — GMIB Plus III
Assume your initial investment is $100,000 and no withdrawals are taken.The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;
(3)  The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;
(3)  The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday.Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB Plus III rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
(7) Required Minimum Distribution Examples — GMIB Plus III
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9)of the Internal

Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000.On the second contract anniversary, the annual increase rate is the greater of:
(a)  5%; or
(b)  the required minimum distribution rate (as defined below).
The required minimum distribution rate equals the greater of:
(1)  the required minimum distribution amount for 2017 ($6,000)or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);
(2a)  if the contract Owner enrolls only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)  if the contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the
Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.
         Withdrawals Through the Automated Required Minimum Distribution Program
         If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August 2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
         (Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)
         Withdrawals Outside the Automated Required Minimum Distribution Program
         If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

         If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.
         Withdrawals in Excess of the Required Minimum Distribution Amounts
         Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 × 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).
    No Withdrawals
         If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

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APPENDIX D
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through J are for the Principal Guarantee.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, or income taxes and tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee riders) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Principal Guarantee and Principal Guarantee Value riders) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
a.     Lifetime Withdrawal Guarantee II — Proportionate Reduction
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
b.     Lifetime Withdrawal Guarantee I — Reduction to Account Value
Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 – $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% × $65,000 = $3,250.
B.    Lifetime Withdrawal Guarantee II — Automatic Annual Step-Ups (No Withdrawals)
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.
At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).
At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).

Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 × 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 × 6%).
C.    For Contracts Issued Before July 13, 2009 — Lifetime Withdrawal Guarantee II — Compounding Income Amount
Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 × 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 × 5%).
If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 × 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 × 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 × 5%).
(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract anniversary.)

D.    For Contracts Issued Before July 13, 2009 — Lifetime Withdrawal Guarantee II — Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)
Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).
At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 × 5%).

At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 × 5%).
E.    Principal Guarantee — How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $112,000 because of market performance. If you make your first withdrawal on or after your 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $100,000 - $12,000 = $88,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the remaining Account Value of $100,000 exceeds the remaining Benefit Base of $88,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If you make your first withdrawal on or after the 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $88,000 and the Account Value would be reduced to $78,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the Account Value of $78,000 is less than the Benefit Base of $88,000, a further reduction of the $10,000 difference is made, reducing the Benefit Base to $78,000.
F.    Principal Guarantee — How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume you make your first withdrawal in the first year and the GWB Withdrawal Rate is 5%, therefore the initial Annual Benefit Payment would be $5,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $95,000 + $10,000 = $105,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would increase to $5,250.
G.    Principal Guarantee — How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $12,000 - $1,000 =

$87,000. Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $8,700 (10% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $8,700.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 was made four years later after the Account Value had increased to $150,000, the Account Value would be reduced to $138,000. Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $13,800 (10% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $10,000.
H.    Principal Guarantee — How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next 18 months you make two withdrawals of $5,000 each. Your Benefit Base would be reduced to $90,000. If a subsequent Purchase Payment of $3,000 was made before the 2nd contract anniversary, the Benefit Base would be increased to $90,000 + $3,000 = $93,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $93,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.
I.    Principal Guarantee — Putting It All Together
1.    When Withdrawals Equal the Annual Benefit Payment and are Taken On or After Your 3rd Contract Anniversary
An initial Purchase Payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment is $5,000. If no withdrawals are taken for the first 3 years of the contract, the Annual Benefit Payment increases to 10% x $100,000 = $10,000. Starting in the fourth Contract Year, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $10,000 for 10 years as long as no withdrawals were taken in the first 3 years.

2.    When Withdrawals Do Not Exceed the Annual Benefit Payment and are Taken Before Your 3rd Contract Anniversary
An initial Purchase Payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Even if the Account Balance reduces to zero due to poor market performance, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $5,000 for 20 years.

3.    When Annual Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would now be the amount guaranteed to be available to be withdrawn over time.

J.    Principal Guarantee — How the Optional Reset Works (may be elected prior to the Owner's 86th birthday)
Assume that a contract had an initial Purchase Payment of $100,000 and the GWB charge is .50%.The initial Account Value would be $100,000, the initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000 and the Annual Benefit Payment would be $5,000 (assuming you began withdrawing in your first year).
Assume the Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the GWB charge remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 5% x $148,350 = $7,418.
Assume the Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the GWB charge has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 5% x $179,859 = $8,993.
Assume the Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the GWB charge is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal

Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 5% x $282,582 = $14,129.

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APPENDIX E
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	9/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	9/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Compounded-Plus Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C1	Account Value (Highest Anniversary Value)	9/1/2022	$104,000 (= greater of A and B)
C2	5% Annual Increase Amount	9/1/2022	$105,000 (= A × 1.05)
C3	Death Benefit	As of 9/1/2022	$105,000 (= greater of C1 and C2)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E1	Highest Anniversary Value	9/1/2023	$104,000 (= greater of C1 and D)
E2	5% Annual Increase Amount	As of 9/1/2023	$110,250 (= A × 1.05 × 1.05)
E3	Death Benefit	9/1/2023	$110,250 (= greater of E1 and E2)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I1	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E1-(E1 × G))
I2	5% Annual Increase Amount Reduced for Withdrawal	As of 9/2/2023	$99,238 (= E2-(E2 × G). Note: E2 includes additional day of interest at 5%)
I3	Death Benefit	9/2/2023	$99,238 (= greatest of H, I1 and I2)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Enhanced Death Benefit
The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. (These examples use the annual increase rate for the Enhanced Death Benefit II rider, 5%. If a contract was issued with certain versions of the Enhanced Death Benefit I rider, the annual increase rate is 6% instead of 5%. See “Death Benefit — Description of Enhanced Death Benefit I.”) Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
         (For contracts issued with the Enhanced Death Benefit rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)
(2) The Annual Increase Amount
        Example
         Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
        Determining a death benefit based on the Annual Increase Amount
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday.

The Annual Increase Amount is also adjusted for any withdrawals made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).
(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).
        Determining a death benefit based on the Highest Anniversary Value
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.
         The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.
(5) The Optional Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.
The effect of the Optional Step-Up election is:
(1)  The Annual Increase Amount resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.
(6) The Optional Step-Up: Automatic Annual Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) Required Minimum Distribution Examples — Enhanced Death Benefit II
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:
(a)  5%; or
(b)  the required minimum distribution rate (as defined below).
The required minimum distribution rate equals the greater of:
(1)  the required minimum distribution amount for 2017 ($6,000) or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);
(2a)  if the contract Owner enrolls only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)  if the contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.
(i)  Withdrawals Through the Automated Required Minimum Distribution Program
If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August 2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)

(ii)  Withdrawals Outside the Automated Required Minimum Distribution Program
If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.
If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.
(iii)  Withdrawals in Excess of the Required Minimum Distribution Amounts
Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 × 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).
(iv)  No Withdrawals
If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Separate Account A
and
Brighthouse Life Insurance Company
Marquis PortfoliosSM
(offered between November 7, 2005 and April 30, 2012)
This is not a prospecuts. This Statement of Additional Information (“SAI”) should be read in conjunction with, the Prospectus dated April 30, 2021, for the Individual Variable Deferred Annuity Contract that is described herein.
The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 305075, Nashville, TN 37230-5075, or call (888) 243-1932.
This Statement of Additional Information is dated April 30, 2021.
Marquis PortfoliosSM is a service mark of Morgan Stanley Smith Barney Holdings LLC and its Affiliates and is used under license by Brighthouse LIfe Insurance Company and its Affiliates.
SAI-0421BLICMARQUIS
1

2

THE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as
Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
THE SEPARATE ACCOUNT
We have established a Separate Account, Brighthouse Separate Account A (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MLI USA), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
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SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc. provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $18,839,325.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Separate Account A, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2020	$651,736,999	$0
2019	$649,095,230	$0
2018	$604,739,251	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission
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amounts) paid to selected selling firms during 2020 ranged from $375 to $12,262,239.* The amount of commissions paid to selected selling firms during 2020 ranged from $0 to $70,041,584. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2020 ranged from $375 to $74,718,078.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.
The following list sets forth the names of selling firms that received additional compensation in 2020 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
Aegis Capital Corp.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
Avantax Investment Services, Inc.
AXA Network LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company
Cabot Lodge Securities LLC
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Capital Investment Brokerage, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
Concord Investment Services, LLC
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Horizon Advisors, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
GWN Securities Corporation
H. Beck, Inc.
IFP Securities, LLC
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
LifeMark Securities Corp.
Lincoln Investment Planning Inc.
Lion Street Financial, LLC
LPL Financial LLC
Merrill Lynch, Inc.
Mid Atlantic Capital Corporation
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
NEXT Financial Group, Inc.
Oppenheimer & Co. Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services
U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.
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Vandervelt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
PERFORMANCE INFORMATION
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity
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calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates
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applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.8% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
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SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k): elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2021 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $58,000 and 100% of an employee’s compensation for 2021.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to
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your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan, if available, exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
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CONDENSED FINANCIAL INFORMATION
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	25.727692	23.001092	674,424.0632
01/01/2012 to 12/31/2012	23.001092	27.657611	587,637.2650
01/01/2013 to 12/31/2013	27.657611	35.055334	516,251.1168
01/01/2014 to 12/31/2014	35.055334	35.191175	461,932.2223
01/01/2015 to 12/31/2015	35.191175	36.924080	410,043.0226
01/01/2016 to 12/31/2016	36.924080	36.454184	374,830.7865
01/01/2017 to 12/31/2017	36.454184	47.027298	317,671.6742
01/01/2018 to 12/31/2018	47.027298	41.964731	290,709.6830
01/01/2019 to 12/31/2019	41.964731	55.700484	270,359.0874
01/01/2020 to 12/31/2020	55.700484	71.298992	234,393.8333
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	137.219804	128.883812	311,453.4775
01/01/2012 to 12/31/2012	128.883812	149.068839	282,016.4665
01/01/2013 to 12/31/2013	149.068839	190.293190	248,356.2688
01/01/2014 to 12/31/2014	190.293190	202.599093	215,988.0573
01/01/2015 to 12/31/2015	202.599093	212.418953	186,645.4735
01/01/2016 to 12/31/2016	212.418953	228.196167	172,040.0870
01/01/2017 to 12/31/2017	228.196167	287.264970	146,451.6469
01/01/2018 to 12/31/2018	287.264970	281.131050	124,374.5698
01/01/2019 to 12/31/2019	281.131050	360.727463	108,093.9015
01/01/2020 to 12/31/2020	360.727463	538.253875	87,954.1025
American Funds Growth-Income Sub-Account (Class 2)
01/01/2011 to 12/31/2011	91.438317	88.078960	294,722.1646
01/01/2012 to 12/31/2012	88.078960	101.520096	266,098.5053
01/01/2013 to 12/31/2013	101.520096	132.979921	227,492.2933
01/01/2014 to 12/31/2014	132.979921	144.352950	196,385.3734
01/01/2015 to 12/31/2015	144.352950	143.696380	170,735.0755
01/01/2016 to 12/31/2016	143.696380	157.236175	153,324.5304
01/01/2017 to 12/31/2017	157.236175	188.819205	134,245.3542
01/01/2018 to 12/31/2018	188.819205	181.935396	116,399.1144
01/01/2019 to 12/31/2019	181.935396	225.168941	105,854.6523
01/01/2020 to 12/31/2020	225.168941	250.844584	100,805.8650
11

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
BlackRock High Yield Sub-Account (Class A)
01/01/2011 to 12/31/2011	20.073050	20.188755	319,259.1923
01/01/2012 to 12/31/2012	20.188755	23.133877	291,328.4432
01/01/2013 to 12/31/2013	23.133877	24.914825	263,267.8136
01/01/2014 to 12/31/2014	24.914825	25.279720	240,868.8457
01/01/2015 to 12/31/2015	25.279720	23.876228	222,942.0369
01/01/2016 to 12/31/2016	23.876228	26.768755	200,345.9695
01/01/2017 to 12/31/2017	26.768755	28.385185	179,567.8435
01/01/2018 to 12/31/2018	28.385185	27.128989	162,752.8089
01/01/2019 to 12/31/2019	27.128989	30.623686	149,056.4273
01/01/2020 to 12/31/2020	30.623686	32.377568	140,870.7671
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.995902	15.178255	1,244,939.9329
01/01/2012 to 12/31/2012	15.178255	17.569665	1,102,051.2136
01/01/2013 to 12/31/2013	17.569665	22.832759	968,971.6880
01/01/2014 to 12/31/2014	22.832759	22.787306	837,799.4538
01/01/2015 to 12/31/2015	22.787306	21.149125	749,572.1141
01/01/2016 to 12/31/2016	21.149125	27.237071	575,692.0816
01/01/2017 to 12/31/2017	27.237071	29.852630	494,213.1408
01/01/2018 to 12/31/2018	29.852630	24.825945	375,608.0743
01/01/2019 to 12/31/2019	24.825945	31.368421	344,765.6946
01/01/2020 to 12/31/2020	31.368421	30.608401	348,600.5064
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.282999	9.797930	2,024,954.4151
01/01/2012 to 12/31/2012	9.797930	11.429024	2,018,493.4298
01/01/2013 to 12/31/2013	11.429024	10.655323	1,926,858.6268
01/01/2014 to 12/31/2014	10.655323	9.772978	1,818,098.1317
01/01/2015 to 12/31/2015	9.772978	8.264436	1,878,170.0568
01/01/2016 to 12/31/2016	8.264436	9.041601	1,703,354.0622
01/01/2017 to 12/31/2017	9.041601	11.385214	1,600,562.0038
01/01/2018 to 12/31/2018	11.385214	9.585648	1,558,796.9600
01/01/2019 to 12/31/2019	9.585648	11.356778	1,405,926.1344
01/01/2020 to 12/31/2020	11.356778	14.184237	1,300,228.3811
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.188191	10.197595	244,905.6364
01/01/2012 to 12/31/2012	10.197595	10.738104	301,208.4937
01/01/2013 to 12/31/2013	10.738104	10.940191	436,372.2187
01/01/2014 to 12/31/2014	10.940191	10.813302	367,374.6625
01/01/2015 to 12/31/2015	10.813302	10.521188	304,997.0252
01/01/2016 to 12/31/2016	10.521188	11.280024	255,479.2502
01/01/2017 to 12/31/2017	11.280024	11.475322	230,961.4235
01/01/2018 to 12/31/2018	11.475322	11.293135	251,478.8577
01/01/2019 to 12/31/2019	11.293135	11.859344	236,170.3326
01/01/2020 to 12/31/2020	11.859344	11.875482	229,696.9620
12

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Large Cap Research Sub-Account (Class E)
01/01/2011 to 12/31/2011	9.053513	8.902107	220,668.6907
01/01/2012 to 12/31/2012	8.902107	9.913350	213,429.0429
01/01/2013 to 12/31/2013	9.913350	13.050433	210,776.9810
01/01/2014 to 12/31/2014	13.050433	14.549356	168,582.9771
01/01/2015 to 12/31/2015	14.549356	14.910917	145,023.6342
01/01/2016 to 12/31/2016	14.910917	15.844069	122,351.7806
01/01/2017 to 12/31/2017	15.844069	18.956444	107,675.5380
01/01/2018 to 12/31/2018	18.956444	17.427308	94,673.1629
01/01/2019 to 12/31/2019	17.427308	22.542597	83,137.3148
01/01/2020 to 12/31/2020	22.542597	27.006360	85,744.4867
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.793766	12.778545	1,191,729.0761
01/01/2012 to 12/31/2012	12.778545	15.795183	1,103,759.1087
01/01/2013 to 12/31/2013	15.795183	16.047387	1,071,660.2910
01/01/2014 to 12/31/2014	16.047387	17.834403	1,026,274.2803
01/01/2015 to 12/31/2015	17.834403	17.253471	890,873.6811
01/01/2016 to 12/31/2016	17.253471	17.076757	806,216.6540
01/01/2017 to 12/31/2017	17.076757	18.556771	771,725.5952
01/01/2018 to 12/31/2018	18.556771	16.631520	689,461.8584
01/01/2019 to 12/31/2019	16.631520	20.367245	589,570.9074
01/01/2020 to 12/31/2020	20.367245	18.980213	596,771.8088
Harris Oakmark International Sub-Account (Class A)
01/01/2011 to 12/31/2011	17.865106	15.077847	256,378.7710
01/01/2012 to 12/31/2012	15.077847	19.152605	289,540.9132
01/01/2013 to 12/31/2013	19.152605	24.580790	323,960.3613
01/01/2014 to 12/31/2014	24.580790	22.786082	314,159.0306
01/01/2015 to 12/31/2015	22.786082	21.393351	314,394.5295
01/01/2016 to 12/31/2016	21.393351	22.759609	254,854.1950
01/01/2017 to 12/31/2017	22.759609	29.207291	278,328.6044
01/01/2018 to 12/31/2018	29.207291	21.853573	273,814.5450
01/01/2019 to 12/31/2019	21.853573	26.767443	247,795.5475
01/01/2020 to 12/31/2020	26.767443	27.671322	258,520.8490
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.012092	9.680265	1,192,582.7872
01/01/2012 to 12/31/2012	9.680265	11.256169	1,085,759.6272
01/01/2013 to 12/31/2013	11.256169	14.953317	962,441.7649
01/01/2014 to 12/31/2014	14.953317	16.038166	935,688.5139
01/01/2015 to 12/31/2015	16.038166	14.796666	840,913.9021
01/01/2016 to 12/31/2016	14.796666	17.029548	741,705.5725
01/01/2017 to 12/31/2017	17.029548	19.721220	668,233.3713
01/01/2018 to 12/31/2018	19.721220	16.996180	602,699.1783
01/01/2019 to 12/31/2019	16.996180	20.838028	557,183.7615
01/01/2020 to 12/31/2020	20.838028	20.341285	543,000.5945
Invesco Small Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	15.472263	15.053184	238,261.1956
01/01/2012 to 12/31/2012	15.053184	17.502040	232,881.6894
01/01/2013 to 12/31/2013	17.502040	24.134117	228,007.6947
01/01/2014 to 12/31/2014	24.134117	25.617408	214,069.0280
01/01/2015 to 12/31/2015	25.617408	24.778005	218,628.3243
01/01/2016 to 12/31/2016	24.778005	27.161840	183,337.0848
01/01/2017 to 12/31/2017	27.161840	33.477415	155,925.3714
01/01/2018 to 12/31/2018	33.477415	29.962253	131,275.7686
01/01/2019 to 12/31/2019	29.962253	36.641146	115,130.8790
01/01/2020 to 12/31/2020	36.641146	56.528741	97,464.9664
13

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Global Equity Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.344457	23.232852	94,258.0068
01/01/2014 to 12/31/2014	23.232852	23.283923	80,411.7985
01/01/2015 to 12/31/2015	23.283923	23.744793	70,329.8145
01/01/2016 to 12/31/2016	23.744793	23.351705	66,260.9207
01/01/2017 to 12/31/2017	23.351705	31.330803	59,539.9126
01/01/2018 to 12/31/2018	31.330803	26.697342	52,242.1289
01/01/2019 to 12/31/2019	26.697342	34.463879	46,328.5426
01/01/2020 to 12/31/2020	34.463879	43.140722	40,756.3109
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.779215	12.587852	8,926.8540
01/01/2012 to 12/31/2012	12.587852	15.093237	7,024.3290
01/01/2013 to 04/26/2013	15.093237	16.020201	0.0000
JPMorgan Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.465316	12.757050	460,766.5096
01/01/2012 to 12/31/2012	12.757050	14.475439	445,608.4811
01/01/2013 to 12/31/2013	14.475439	18.925669	385,059.6845
01/01/2014 to 12/31/2014	18.925669	19.434324	358,046.4743
01/01/2015 to 12/31/2015	19.434324	17.685270	314,345.4868
01/01/2016 to 12/31/2016	17.685270	22.706907	274,044.3756
01/01/2017 to 12/31/2017	22.706907	23.088294	244,329.5379
01/01/2018 to 12/31/2018	23.088294	19.534331	217,607.3775
01/01/2019 to 12/31/2019	19.534331	22.910061	213,582.0584
01/01/2020 to 12/31/2020	22.910061	23.903651	233,844.3431
Loomis Sayles Growth Sub-Account (Class A)
04/28/2014 to 12/31/2014	170.935993	191.950300	37,796.5920
01/01/2015 to 12/31/2015	191.950300	181.162266	32,977.1893
01/01/2016 to 12/31/2016	181.162266	183.057601	29,836.0555
01/01/2017 to 12/31/2017	183.057601	213.211348	26,370.6228
01/01/2018 to 12/31/2018	213.211348	194.931271	23,511.1951
01/01/2019 to 12/31/2019	194.931271	236.846348	20,756.2278
01/01/2020 to 12/31/2020	236.846348	308.001657	17,632.3303
Loomis Sayles Growth Sub-Account (Class A) (formerly ClearBridge Aggressive Growth Sub-Account II (Class A))
01/01/2011 to 12/31/2011	118.697253	107.937091	60,024.5830
01/01/2012 to 12/31/2012	107.937091	130.077675	54,788.5826
01/01/2013 to 12/31/2013	130.077675	164.786068	46,328.8504
01/01/2014 to 04/25/2014	164.786068	171.449840	0.0000
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.068179	7.288773	1,533,710.7806
01/01/2012 to 12/31/2012	7.288773	8.474367	1,469,170.0876
01/01/2013 to 12/31/2013	8.474367	12.106716	1,954,796.9919
01/01/2014 to 12/31/2014	12.106716	14.123147	2,009,624.9772
01/01/2015 to 12/31/2015	14.123147	13.297951	1,998,392.1038
01/01/2016 to 12/31/2016	13.297951	13.397415	1,730,728.2302
01/01/2017 to 12/31/2017	13.397415	15.565953	1,491,096.3730
01/01/2018 to 12/31/2018	15.565953	14.193434	1,325,734.0380
01/01/2019 to 12/31/2019	14.193434	17.208626	1,062,614.8154
01/01/2020 to 12/31/2020	17.208626	22.325644	823,366.8094
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.506516	6.907176	0.0000
14

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.814584	12.102702	1,649,352.8241
01/01/2012 to 12/31/2012	12.102702	13.857650	1,527,719.5204
01/01/2013 to 12/31/2013	13.857650	16.215302	1,341,707.2310
01/01/2014 to 12/31/2014	16.215302	14.804391	1,226,589.4498
01/01/2015 to 12/31/2015	14.804391	14.268067	1,208,618.7345
01/01/2016 to 12/31/2016	14.268067	13.876982	1,120,559.8966
01/01/2017 to 12/31/2017	13.876982	17.450326	935,755.7719
01/01/2018 to 12/31/2018	17.450326	14.723856	869,112.6786
01/01/2019 to 12/31/2019	14.723856	18.537290	793,232.7635
01/01/2020 to 12/31/2020	18.537290	20.554915	742,194.6915
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.213459	12.067792	681,312.9538
01/01/2012 to 12/31/2012	12.067792	12.938420	720,579.1727
01/01/2013 to 12/31/2013	12.938420	17.649102	675,638.2146
01/01/2014 to 12/31/2014	17.649102	17.492524	608,474.2200
01/01/2015 to 12/31/2015	17.492524	16.301178	590,683.1993
01/01/2016 to 12/31/2016	16.301178	14.641185	574,318.3682
01/01/2017 to 12/31/2017	14.641185	20.100507	522,552.5235
01/01/2018 to 12/31/2018	20.100507	21.721859	395,943.9673
01/01/2019 to 12/31/2019	21.721859	29.865884	329,568.0389
01/01/2020 to 12/31/2020	29.865884	74.171851	216,500.5703
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.257567	14.458039	3,078,403.6880
01/01/2012 to 12/31/2012	14.458039	15.479838	3,053,907.5742
01/01/2013 to 12/31/2013	15.479838	13.779703	2,664,983.4952
01/01/2014 to 12/31/2014	13.779703	13.911521	2,396,248.0904
01/01/2015 to 12/31/2015	13.911521	13.225162	2,264,103.1525
01/01/2016 to 12/31/2016	13.225162	13.622990	2,064,820.0146
01/01/2017 to 12/31/2017	13.622990	13.830835	2,146,996.4247
01/01/2018 to 12/31/2018	13.830835	13.242214	2,087,557.5620
01/01/2019 to 12/31/2019	13.242214	14.067579	1,910,650.3665
01/01/2020 to 12/31/2020	14.067579	15.395230	1,776,768.6708
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.598687	15.791031	4,846,763.3064
01/01/2012 to 12/31/2012	15.791031	16.928614	4,786,387.3779
01/01/2013 to 12/31/2013	16.928614	16.291852	4,216,092.4431
01/01/2014 to 12/31/2014	16.291852	16.655315	3,795,124.3934
01/01/2015 to 12/31/2015	16.655315	16.342669	3,496,437.7512
01/01/2016 to 12/31/2016	16.342669	16.453573	3,199,204.7900
01/01/2017 to 12/31/2017	16.453573	16.871369	3,148,724.6598
01/01/2018 to 12/31/2018	16.871369	16.514071	3,068,660.6896
01/01/2019 to 12/31/2019	16.514071	17.574373	2,798,134.8556
01/01/2020 to 12/31/2020	17.574373	18.710716	2,642,016.5330
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.682755	43.968920	619,361.2073
01/01/2012 to 12/31/2012	43.968920	50.892669	553,995.3733
01/01/2013 to 12/31/2013	50.892669	66.801095	507,078.7948
01/01/2014 to 12/31/2014	66.801095	74.248500	473,196.1533
01/01/2015 to 12/31/2015	74.248500	70.238602	429,081.4561
01/01/2016 to 12/31/2016	70.238602	79.904768	389,707.2267
01/01/2017 to 12/31/2017	79.904768	91.693726	350,183.3795
01/01/2018 to 12/31/2018	91.693726	81.719278	304,275.4154
01/01/2019 to 12/31/2019	81.719278	101.442766	272,147.3295
01/01/2020 to 12/31/2020	101.442766	102.384274	261,761.3025
15

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	40.546846	44.145325	59,850.8473
01/01/2015 to 12/31/2015	44.145325	41.804699	49,592.4435
01/01/2016 to 12/31/2016	41.804699	47.604797	40,747.4747
01/01/2017 to 12/31/2017	47.604797	54.684620	35,192.4870
01/01/2018 to 12/31/2018	54.684620	48.787653	30,875.6831
01/01/2019 to 12/31/2019	48.787653	60.610461	27,417.4212
01/01/2020 to 12/31/2020	60.610461	61.250951	27,922.1416
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2011 to 12/31/2011	29.944517	27.561428	113,866.1965
01/01/2012 to 12/31/2012	27.561428	31.090346	86,808.1365
01/01/2013 to 12/31/2013	31.090346	40.317742	79,541.0250
01/01/2014 to 04/25/2014	40.317742	40.489617	0.0000
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.979980	9.631171	1,934,151.3471
01/01/2012 to 12/31/2012	9.631171	10.741882	1,731,930.3601
01/01/2013 to 12/31/2013	10.741882	14.395139	1,549,859.5897
01/01/2014 to 12/31/2014	14.395139	15.928538	1,301,821.2878
01/01/2015 to 12/31/2015	15.928538	16.671745	1,179,779.3582
01/01/2016 to 12/31/2016	16.671745	17.374744	1,094,557.2053
01/01/2017 to 12/31/2017	17.374744	21.267146	942,276.0761
01/01/2018 to 12/31/2018	21.267146	20.407413	681,713.8541
01/01/2019 to 12/31/2019	20.407413	26.244252	556,081.4304
01/01/2020 to 12/31/2020	26.244252	31.907455	481,931.8626
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly Neuberger Berman Mid Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.532476	21.549327	25,422.6947
01/01/2012 to 04/27/2012	21.549327	23.791588	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.971421	22.651279	503,987.0530
01/01/2012 to 12/31/2012	22.651279	25.488970	490,973.4236
01/01/2013 to 12/31/2013	25.488970	32.588543	470,706.4370
01/01/2014 to 12/31/2014	32.588543	35.058664	441,778.5653
01/01/2015 to 12/31/2015	35.058664	31.309254	418,942.3968
01/01/2016 to 12/31/2016	31.309254	35.482888	402,408.3816
01/01/2017 to 12/31/2017	35.482888	38.115861	342,146.0986
01/01/2018 to 12/31/2018	38.115861	33.599961	315,425.2483
01/01/2019 to 12/31/2019	33.599961	42.523347	271,615.5924
01/01/2020 to 12/31/2020	42.523347	44.908008	266,143.7596
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class E)
01/01/2011 to 12/31/2011	47.362468	49.450896	240,269.8858
01/01/2012 to 12/31/2012	49.450896	52.097700	235,627.7855
01/01/2013 to 12/31/2013	52.097700	50.650728	221,747.7576
01/01/2014 to 12/31/2014	50.650728	53.136852	220,651.2317
01/01/2015 to 12/31/2015	53.136852	52.366638	211,379.3464
01/01/2016 to 12/31/2016	52.366638	52.910460	203,239.7379
01/01/2017 to 12/31/2017	52.910460	53.965909	192,972.1853
01/01/2018 to 12/31/2018	53.965909	52.670583	178,432.2933
01/01/2019 to 12/31/2019	52.670583	56.673505	163,766.4559
01/01/2020 to 12/31/2020	56.673505	60.299217	158,357.1107
16

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.714227	13.146198	160,741.9580
01/01/2012 to 12/31/2012	13.146198	14.751255	115,771.2926
01/01/2013 to 12/31/2013	14.751255	19.426520	110,500.3341
01/01/2014 to 12/31/2014	19.426520	20.756896	89,236.8256
01/01/2015 to 12/31/2015	20.756896	21.645026	78,585.2393
01/01/2016 to 12/31/2016	21.645026	21.255766	80,860.5422
01/01/2017 to 12/31/2017	21.255766	27.933753	78,364.4049
01/01/2018 to 12/31/2018	27.933753	28.069506	67,595.0533
01/01/2019 to 12/31/2019	28.069506	36.589152	60,534.3672
01/01/2020 to 12/31/2020	36.589152	50.497392	48,703.1947
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
01/01/2011 to 12/31/2011	12.537125	12.301800	655,981.5732
01/01/2012 to 12/31/2012	12.301800	12.069008	796,108.5507
01/01/2013 to 12/31/2013	12.069008	11.841853	597,463.9603
01/01/2014 to 12/31/2014	11.841853	11.618974	542,818.3797
01/01/2015 to 12/31/2015	11.618974	11.400290	491,378.3144
01/01/2016 to 12/31/2016	11.400290	11.208160	492,706.1287
01/01/2017 to 12/31/2017	11.208160	11.079082	502,918.3241
01/01/2018 to 12/31/2018	11.079082	11.050612	393,343.0957
01/01/2019 to 12/31/2019	11.050612	11.058106	515,690.7244
01/01/2020 to 12/31/2020	11.058106	10.882154	423,804.4115
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.057883	14.017102	49,191.1241
01/01/2012 to 12/31/2012	14.017102	16.214180	74,045.2024
01/01/2013 to 12/31/2013	16.214180	20.300375	82,908.9989
01/01/2014 to 12/31/2014	20.300375	18.584810	97,429.1691
01/01/2015 to 12/31/2015	18.584810	19.284466	108,125.2609
01/01/2016 to 12/31/2016	19.284466	20.023987	87,297.2341
01/01/2017 to 12/31/2017	20.023987	25.630572	104,913.5520
01/01/2018 to 12/31/2018	25.630572	19.974821	98,221.2708
01/01/2019 to 12/31/2019	19.974821	24.113459	85,506.9955
01/01/2020 to 12/31/2020	24.113459	25.738213	79,055.6449
Brighthouse/Wellington Core Equity Opportunities (Class A)
01/01/2011 to 12/31/2011	31.652985	29.805489	171,004.9541
01/01/2012 to 12/31/2012	29.805489	33.002835	163,538.7080
01/01/2013 to 12/31/2013	33.002835	43.294841	152,705.5927
01/01/2014 to 12/31/2014	43.294841	46.997781	141,916.6861
01/01/2015 to 12/31/2015	46.997781	47.218084	130,376.1963
01/01/2016 to 12/31/2016	47.218084	49.732336	139,873.1687
01/01/2017 to 12/31/2017	49.732336	58.104527	123,768.2366
01/01/2018 to 12/31/2018	58.104527	56.954859	109,091.2757
01/01/2019 to 12/31/2019	56.954859	73.171981	90,611.4417
01/01/2020 to 12/31/2020	73.171981	79.882122	78,634.2387
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly that Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	17.372551	16.271069	56,608.0436
01/01/2012 to 12/31/2012	16.271069	17.653890	50,412.1902
01/01/2013 to 12/31/2013	17.653890	23.051162	45,404.2525
01/01/2014 to 12/31/2014	23.051162	25.140864	40,812.9471
01/01/2015 to 12/31/2015	25.140864	24.683270	35,946.2478
01/01/2016 to 04/29/2016	24.683270	24.804693	0.0000
17

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Davis Venture Value Sub-Account (Class A) (formerly Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Capital Sub-Account)
01/01/2011 to 04/29/2011	14.211128	14.999464	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.791672	11.595850	1,169,936.9893
01/01/2012 to 12/31/2012	11.595850	13.146384	2,050,566.0165
01/01/2013 to 12/31/2013	13.146384	17.637135	1,690,461.6550
01/01/2014 to 12/31/2014	17.637135	18.818245	1,509,597.1111
01/01/2015 to 12/31/2015	18.818245	20.410115	1,317,929.3919
01/01/2016 to 12/31/2016	20.410115	19.999994	1,069,629.1041
01/01/2017 to 12/31/2017	19.999994	26.883713	896,514.9236
01/01/2018 to 12/31/2018	26.883713	26.404917	823,989.6027
01/01/2019 to 12/31/2019	26.404917	34.326851	709,858.7828
01/01/2020 to 12/31/2020	34.326851	52.667003	588,076.8548
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	32.877668	32.369379	69,247.3994
01/01/2012 to 12/31/2012	32.369379	36.288343	62,342.3125
01/01/2013 to 12/31/2013	36.288343	50.092006	53,374.3881
01/01/2014 to 12/31/2014	50.092006	50.870315	48,100.8456
01/01/2015 to 12/31/2015	50.870315	49.043257	41,591.9336
01/01/2016 to 12/31/2016	49.043257	57.249916	36,781.7038
01/01/2017 to 12/31/2017	57.249916	64.578107	40,573.0784
01/01/2018 to 12/31/2018	64.578107	56.198884	41,719.0880
01/01/2019 to 12/31/2019	56.198884	69.051867	38,440.6195
01/01/2020 to 12/31/2020	69.051867	75.733529	37,797.0251
MFS ® Total Return Sub-Account (Class F)
01/01/2011 to 12/31/2011	40.301543	40.417121	87,104.0600
01/01/2012 to 12/31/2012	40.417121	44.157900	75,794.1136
01/01/2013 to 12/31/2013	44.157900	51.452990	72,605.1517
01/01/2014 to 12/31/2014	51.452990	54.734844	65,197.1080
01/01/2015 to 12/31/2015	54.734844	53.516852	64,390.7681
01/01/2016 to 12/31/2016	53.516852	57.222145	56,484.7791
01/01/2017 to 12/31/2017	57.222145	63.012313	56,283.7787
01/01/2018 to 12/31/2018	63.012313	58.257978	54,384.8599
01/01/2019 to 12/31/2019	58.257978	68.668229	51,278.1917
01/01/2020 to 12/31/2020	68.668229	73.800861	47,235.2578
MFS ® Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.071421	13.924754	580,189.4770
01/01/2012 to 12/31/2012	13.924754	15.936101	515,004.2257
01/01/2013 to 12/31/2013	15.936101	21.223453	585,796.8614
01/01/2014 to 12/31/2014	21.223453	23.074836	532,666.4717
01/01/2015 to 12/31/2015	23.074836	22.606336	504,998.6646
01/01/2016 to 12/31/2016	22.606336	25.372952	462,102.5876
01/01/2017 to 12/31/2017	25.372952	29.378750	407,603.1322
01/01/2018 to 12/31/2018	29.378750	25.924949	367,850.3906
01/01/2019 to 12/31/2019	25.924949	33.101701	335,659.3610
01/01/2020 to 12/31/2020	33.101701	33.762888	324,036.0552
MFS ® Value Sub-Account (Class A) (formerly FI Value Leaders Sub-Account (Class D))
01/01/2011 to 12/31/2011	16.937177	15.580410	69,590.4522
01/01/2012 to 12/31/2012	15.580410	17.677460	69,876.5855
01/01/2013 to 04/26/2013	17.677460	19.440154	0.0000
18

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.779668	8.567648	417,461.9916
01/01/2012 to 12/31/2012	8.567648	9.575332	368,682.2455
01/01/2013 to 04/26/2013	9.575332	10.472267	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
05/02/2011 to 12/31/2011	17.320361	16.047846	21,054.1717
01/01/2012 to 12/31/2012	16.047846	17.279856	14,732.5176
01/01/2013 to 12/31/2013	17.279856	23.429616	542,020.0220
01/01/2014 to 12/31/2014	23.429616	22.919543	456,657.6720
01/01/2015 to 12/31/2015	22.919543	22.573626	414,021.5132
01/01/2016 to 12/31/2016	22.573626	26.222946	356,517.7867
01/01/2017 to 12/31/2017	26.222946	29.716043	313,630.8776
01/01/2018 to 12/31/2018	29.716043	27.116996	277,254.7624
01/01/2019 to 12/31/2019	27.116996	34.430754	253,865.6901
01/01/2020 to 12/31/2020	34.430754	42.145206	228,642.9088
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.886019	13.835741	797,356.2318
01/01/2012 to 12/31/2012	13.835741	14.291465	721,954.0860
01/01/2013 to 04/26/2013	14.291465	15.471275	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	38.936080	48.998491	116,037.6148
01/01/2014 to 12/31/2014	48.998491	52.319497	114,965.4750
01/01/2015 to 12/31/2015	52.319497	56.731474	108,232.0525
01/01/2016 to 12/31/2016	56.731474	56.516415	93,704.6880
01/01/2017 to 12/31/2017	56.516415	74.020768	95,617.1924
01/01/2018 to 12/31/2018	74.020768	71.781667	96,837.2502
01/01/2019 to 12/31/2019	71.781667	91.975591	80,529.3663
01/01/2020 to 12/31/2020	91.975591	123.306308	70,737.3301
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
05/02/2011 to 12/31/2011	7.224228	5.826713	835,506.5027
01/01/2012 to 12/31/2012	5.826713	6.409230	724,313.6718
01/01/2013 to 04/26/2013	6.409230	6.691623	0.0000
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.919703	16.842148	59,222.7875
01/01/2012 to 12/31/2012	16.842148	19.152299	49,046.2012
01/01/2013 to 12/31/2013	19.152299	27.092756	40,290.1537
01/01/2014 to 12/31/2014	27.092756	28.349657	35,392.5249
01/01/2015 to 12/31/2015	28.349657	28.501401	28,723.4267
01/01/2016 to 12/31/2016	28.501401	31.176130	26,075.6713
01/01/2017 to 12/31/2017	31.176130	37.484680	23,780.1701
01/01/2018 to 12/31/2018	37.484680	34.281271	21,098.1931
01/01/2019 to 12/31/2019	34.281271	44.681256	19,544.7282
01/01/2020 to 12/31/2020	44.681256	54.378904	17,811.0687
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	27.482890	28.436333	191,532.3538
01/01/2017 to 12/31/2017	28.436333	30.130747	176,100.6175
01/01/2018 to 12/31/2018	30.130747	28.403061	174,474.4514
01/01/2019 to 12/31/2019	28.403061	31.852995	167,883.1131
01/01/2020 to 12/31/2020	31.852995	33.368717	166,800.5507
19

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.262151	12.447946	283,265.4430
01/01/2012 to 12/31/2012	12.447946	13.611429	355,521.9008
01/01/2013 to 12/31/2013	13.611429	13.543678	446,234.6113
01/01/2014 to 12/31/2014	13.543678	13.879160	494,001.9468
01/01/2015 to 12/31/2015	13.879160	13.419475	453,497.5371
01/01/2016 to 04/29/2016	13.419475	13.729658	0.0000
Western Asset Management U.S. Government Sub-Account (Class A)
01/01/2011 to 12/31/2011	16.662446	17.250392	221,226.0510
01/01/2012 to 12/31/2012	17.250392	17.670585	198,051.1892
01/01/2013 to 12/31/2013	17.670585	17.235854	201,716.8688
01/01/2014 to 12/31/2014	17.235854	17.412873	201,417.7139
01/01/2015 to 12/31/2015	17.412873	17.208619	191,083.9442
01/01/2016 to 12/31/2016	17.208619	17.127138	209,467.1330
01/01/2017 to 12/31/2017	17.127138	17.156418	186,221.7701
01/01/2018 to 12/31/2018	17.156418	17.020610	170,647.7957
01/01/2019 to 12/31/2019	17.020610	17.733954	160,249.5192
01/01/2020 to 12/31/2020	17.733954	18.339421	159,841.7549
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	29.815510	26.143938	903,204.8016
01/01/2012 to 12/31/2012	26.143938	30.326110	900,738.1147
01/01/2013 to 12/31/2013	30.326110	36.590677	806,871.9357
01/01/2014 to 12/31/2014	36.590677	31.905234	766,372.4277
01/01/2015 to 12/31/2015	31.905234	29.272024	789,842.7685
01/01/2016 to 12/31/2016	29.272024	30.781901	811,678.2189
01/01/2017 to 12/31/2017	30.781901	35.246311	731,134.7438
01/01/2018 to 12/31/2018	35.246311	29.239295	775,344.2288
01/01/2019 to 12/31/2019	29.239295	32.283456	784,133.7650
01/01/2020 to 12/31/2020	32.283456	31.307341	832,852.4933
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.605874	12.674697	692,638.7594
01/01/2012 to 12/31/2012	12.674697	14.763175	558,492.7944
01/01/2013 to 12/31/2013	14.763175	21.406789	485,164.1014
01/01/2014 to 12/31/2014	21.406789	25.287637	384,923.1084
01/01/2015 to 12/31/2015	25.287637	24.381026	313,109.1358
01/01/2016 to 12/31/2016	24.381026	24.209892	272,739.8589
01/01/2017 to 12/31/2017	24.209892	27.625461	238,002.4971
01/01/2018 to 12/31/2018	27.625461	24.840841	215,705.6927
01/01/2019 to 12/31/2019	24.840841	30.484490	201,598.7250
01/01/2020 to 12/31/2020	30.484490	35.298432	187,876.5191
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2011 to 12/31/2011	29.011492	29.207889	157,966.6898
01/01/2012 to 12/31/2012	29.207889	33.225792	134,079.4810
01/01/2013 to 12/31/2013	33.225792	42.381163	138,155.2970
01/01/2014 to 12/31/2014	42.381163	46.154871	122,760.2888
01/01/2015 to 12/31/2015	46.154871	46.010724	120,883.7726
01/01/2016 to 12/31/2016	46.010724	49.554998	102,572.2343
01/01/2017 to 12/31/2017	49.554998	58.129283	94,955.7373
01/01/2018 to 12/31/2018	58.129283	56.036057	84,869.2747
01/01/2019 to 12/31/2019	56.036057	71.402693	73,871.5053
01/01/2020 to 12/31/2020	71.402693	80.406563	65,785.8186
20

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class I)
05/02/2011 to 12/31/2011	11.098635	10.889373	295,307.1966
01/01/2012 to 12/31/2012	10.889373	12.201042	184,373.0572
01/01/2013 to 12/31/2013	12.201042	15.077007	169,786.1177
01/01/2014 to 12/31/2014	15.077007	16.806938	144,187.4989
01/01/2015 to 12/31/2015	16.806938	15.781155	127,911.9235
01/01/2016 to 12/31/2016	15.781155	17.805084	101,783.5126
01/01/2017 to 12/31/2017	17.805084	20.820996	92,153.8140
01/01/2018 to 12/31/2018	20.820996	19.434625	79,535.5935
01/01/2019 to 12/31/2019	19.434625	25.092765	69,943.2580
01/01/2020 to 12/31/2020	25.092765	26.507678	62,693.3517
ClearBridge Variable Dividend Strategy Sub-Account (Class I) (formerly Legg Mason ClearBridge Variable Dividend Strategy Sub-Account)
01/01/2011 to 04/29/2011	8.961654	9.726443	0.0000
ClearBridge Variable Large Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.990464	12.663535	94,074.1478
01/01/2012 to 12/31/2012	12.663535	14.951993	64,058.4434
01/01/2013 to 12/31/2013	14.951993	20.224450	54,475.3276
01/01/2014 to 12/31/2014	20.224450	22.620186	40,607.9795
01/01/2015 to 12/31/2015	22.620186	24.367644	35,043.5782
01/01/2016 to 12/31/2016	24.367644	25.676841	31,246.4766
01/01/2017 to 12/31/2017	25.676841	31.686590	26,871.1308
01/01/2018 to 12/31/2018	31.686590	31.091820	22,264.8994
01/01/2019 to 12/31/2019	31.091820	40.318148	21,239.6874
01/01/2020 to 12/31/2020	40.318148	51.716560	18,072.7733
ClearBridge Variable Large Cap Value Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.778564	14.189365	42,986.4967
01/01/2012 to 12/31/2012	14.189365	16.218621	37,711.8924
01/01/2013 to 12/31/2013	16.218621	21.064666	38,951.2439
01/01/2014 to 12/31/2014	21.064666	23.088152	48,481.0261
01/01/2015 to 12/31/2015	23.088152	22.003899	49,357.4676
01/01/2016 to 12/31/2016	22.003899	24.396672	48,868.1107
01/01/2017 to 12/31/2017	24.396672	27.490434	40,031.8997
01/01/2018 to 12/31/2018	27.490434	24.576668	39,548.7986
01/01/2019 to 12/31/2019	24.576668	31.079057	30,980.3968
01/01/2020 to 12/31/2020	31.079057	32.092646	27,271.0525
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.100105	14.027092	180,727.1022
01/01/2012 to 12/31/2012	14.027092	16.435373	202,209.2516
01/01/2013 to 12/31/2013	16.435373	23.713750	222,812.3085
01/01/2014 to 12/31/2014	23.713750	24.216298	189,081.9659
01/01/2015 to 12/31/2015	24.216298	22.720848	160,931.0304
01/01/2016 to 12/31/2016	22.720848	23.586858	139,417.6467
01/01/2017 to 12/31/2017	23.586858	28.760470	109,627.7820
01/01/2018 to 12/31/2018	28.760470	29.185516	92,438.2789
01/01/2019 to 12/31/2019	29.185516	36.331787	86,236.8577
01/01/2020 to 12/31/2020	36.331787	51.068265	77,693.9092
21

CONDENSED FINANCIAL INFORMATION (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2011 to 12/31/2011	18.347337	18.311099	185,836.2569
01/01/2012 to 12/31/2012	18.311099	21.257309	159,282.6649
01/01/2013 to 12/31/2013	21.257309	22.164985	162,633.4127
01/01/2014 to 12/31/2014	22.164985	21.497170	157,746.4400
01/01/2015 to 12/31/2015	21.497170	19.860825	143,751.9819
01/01/2016 to 12/31/2016	19.860825	22.528057	120,993.2576
01/01/2017 to 12/31/2017	22.528057	24.017700	109,224.4297
01/01/2018 to 12/31/2018	24.017700	22.639172	101,429.4852
01/01/2019 to 12/31/2019	22.639172	25.408605	87,683.5096
01/01/2020 to 12/31/2020	25.408605	26.753041	83,885.5597
22

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	25.552299	22.832881	22,755.7951
01/01/2012 to 12/31/2012	22.832881	27.441556	15,477.7228
01/01/2013 to 12/31/2013	27.441556	34.764112	12,703.4920
01/01/2014 to 12/31/2014	34.764112	34.881375	12,028.8329
01/01/2015 to 12/31/2015	34.881375	36.580726	11,443.7266
01/01/2016 to 12/31/2016	36.580726	36.097147	10,990.0349
01/01/2017 to 12/31/2017	36.097147	46.543514	11,693.6894
01/01/2018 to 12/31/2018	46.543514	41.512132	10,400.6612
01/01/2019 to 12/31/2019	41.512132	55.072207	10,141.7450
01/01/2020 to 12/31/2020	55.072207	70.459447	9,844.8371
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	135.385528	127.097513	16,179.1061
01/01/2012 to 12/31/2012	127.097513	146.928936	13,681.1175
01/01/2013 to 12/31/2013	146.928936	187.467796	11,752.3921
01/01/2014 to 12/31/2014	187.467796	199.491198	10,459.9841
01/01/2015 to 12/31/2015	199.491198	209.055845	7,434.2906
01/01/2016 to 12/31/2016	209.055845	224.471026	7,084.8643
01/01/2017 to 12/31/2017	224.471026	282.434819	6,071.3842
01/01/2018 to 12/31/2018	282.434819	276.265032	5,065.3547
01/01/2019 to 12/31/2019	276.265032	354.306570	4,756.5134
01/01/2020 to 12/31/2020	354.306570	528.408391	4,249.5689
American Funds Growth-Income Sub-Account (Class 2)
01/01/2011 to 12/31/2011	90.216206	86.858386	16,049.2310
01/01/2012 to 12/31/2012	86.858386	100.062963	13,196.3428
01/01/2013 to 12/31/2013	100.062963	131.005762	9,559.8219
01/01/2014 to 12/31/2014	131.005762	142.138860	8,271.9202
01/01/2015 to 12/31/2015	142.138860	141.421609	7,381.3960
01/01/2016 to 12/31/2016	141.421609	154.669725	6,705.7968
01/01/2017 to 12/31/2017	154.669725	185.644720	6,137.8280
01/01/2018 to 12/31/2018	185.644720	178.786683	5,437.6438
01/01/2019 to 12/31/2019	178.786683	221.161400	5,133.4232
01/01/2020 to 12/31/2020	221.161400	246.256555	4,872.7584
Brighthouse Funds Trust I
BlackRock High Yield Sub-Account (Class A)
01/01/2011 to 12/31/2011	19.929601	20.034485	30,189.8248
01/01/2012 to 12/31/2012	20.034485	22.945569	22,807.8191
01/01/2013 to 12/31/2013	22.945569	24.699669	25,230.3265
01/01/2014 to 12/31/2014	24.699669	25.048885	21,581.3963
01/01/2015 to 12/31/2015	25.048885	23.646376	21,267.6786
01/01/2016 to 12/31/2016	23.646376	26.497810	17,505.3211
01/01/2017 to 12/31/2017	26.497810	28.083874	16,017.2547
01/01/2018 to 12/31/2018	28.083874	26.827519	14,710.2474
01/01/2019 to 12/31/2019	26.827519	30.268250	14,021.6500
01/01/2020 to 12/31/2020	30.268250	31.985733	13,826.9170
23

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.922341	15.105017	537,279.5396
01/01/2012 to 12/31/2012	15.105017	17.476104	480,929.8652
01/01/2013 to 12/31/2013	17.476104	22.699826	443,866.1094
01/01/2014 to 12/31/2014	22.699826	22.643308	397,261.6627
01/01/2015 to 12/31/2015	22.643308	21.004968	362,818.3169
01/01/2016 to 12/31/2016	21.004968	27.037901	312,865.4175
01/01/2017 to 12/31/2017	27.037901	29.619563	277,143.0185
01/01/2018 to 12/31/2018	29.619563	24.619728	248,318.1698
01/01/2019 to 12/31/2019	24.619728	31.092315	242,727.1100
01/01/2020 to 12/31/2020	31.092315	30.315699	242,460.0155
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.254278	9.770137	504,752.3100
01/01/2012 to 12/31/2012	9.770137	11.390879	443,949.9713
01/01/2013 to 12/31/2013	11.390879	10.614449	429,036.5717
01/01/2014 to 12/31/2014	10.614449	9.730617	439,643.8098
01/01/2015 to 12/31/2015	9.730617	8.224494	437,431.9344
01/01/2016 to 12/31/2016	8.224494	8.993406	418,035.4176
01/01/2017 to 12/31/2017	8.993406	11.318888	416,117.3170
01/01/2018 to 12/31/2018	11.318888	9.525009	416,838.0800
01/01/2019 to 12/31/2019	9.525009	11.279293	389,538.6359
01/01/2020 to 12/31/2020	11.279293	14.080397	353,471.7951
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.184744	10.189062	80,745.3079
01/01/2012 to 12/31/2012	10.189062	10.723728	95,306.9879
01/01/2013 to 12/31/2013	10.723728	10.920083	177,856.4214
01/01/2014 to 12/31/2014	10.920083	10.788031	178,832.8729
01/01/2015 to 12/31/2015	10.788031	10.491351	150,232.2307
01/01/2016 to 12/31/2016	10.491351	11.242413	140,356.0553
01/01/2017 to 12/31/2017	11.242413	11.431358	154,505.2433
01/01/2018 to 12/31/2018	11.431358	11.244215	144,707.6770
01/01/2019 to 12/31/2019	11.244215	11.802069	125,550.4837
01/01/2020 to 12/31/2020	11.802069	11.812204	120,517.6516
Brighthouse/Wellington Large Cap Research Sub-Account (Class E)
01/01/2011 to 12/31/2011	8.995807	8.840951	14,709.0743
01/01/2012 to 12/31/2012	8.840951	9.840301	11,635.2932
01/01/2013 to 12/31/2013	9.840301	12.947797	17,538.4994
01/01/2014 to 12/31/2014	12.947797	14.427716	16,899.7615
01/01/2015 to 12/31/2015	14.427716	14.778862	16,916.0019
01/01/2016 to 12/31/2016	14.778862	15.695900	13,389.2119
01/01/2017 to 12/31/2017	15.695900	18.769813	13,030.3658
01/01/2018 to 12/31/2018	18.769813	17.247051	10,402.3695
01/01/2019 to 12/31/2019	17.247051	22.298281	10,094.8357
01/01/2020 to 12/31/2020	22.298281	26.700278	9,457.1050
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.747804	12.729608	266,003.7854
01/01/2012 to 12/31/2012	12.729608	15.726790	244,246.6283
01/01/2013 to 12/31/2013	15.726790	15.969912	255,258.3020
01/01/2014 to 12/31/2014	15.969912	17.739431	238,545.6194
01/01/2015 to 12/31/2015	17.739431	17.153009	187,532.8058
01/01/2016 to 12/31/2016	17.153009	16.968843	168,779.6637
01/01/2017 to 12/31/2017	16.968843	18.430314	157,907.9580
01/01/2018 to 12/31/2018	18.430314	16.509873	142,790.8184
01/01/2019 to 12/31/2019	16.509873	20.208170	126,000.7224
01/01/2020 to 12/31/2020	20.208170	18.822522	123,681.6672
24

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Harris Oakmark International Sub-Account (Class A)
01/01/2011 to 12/31/2011	17.784900	15.002655	76,679.9864
01/01/2012 to 12/31/2012	15.002655	19.047520	73,668.4854
01/01/2013 to 12/31/2013	19.047520	24.433710	62,920.0037
01/01/2014 to 12/31/2014	24.433710	22.638413	63,913.5120
01/01/2015 to 12/31/2015	22.638413	21.244075	60,164.8638
01/01/2016 to 12/31/2016	21.244075	22.589502	59,266.4917
01/01/2017 to 12/31/2017	22.589502	28.974553	54,218.8487
01/01/2018 to 12/31/2018	28.974553	21.668520	51,398.1805
01/01/2019 to 12/31/2019	21.668520	26.527514	54,173.1033
01/01/2020 to 12/31/2020	26.527514	27.409538	35,417.2651
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.980379	9.642864	298,308.1995
01/01/2012 to 12/31/2012	9.642864	11.198746	257,812.0454
01/01/2013 to 12/31/2013	11.198746	14.869131	273,962.9408
01/01/2014 to 12/31/2014	14.869131	15.939898	286,461.1319
01/01/2015 to 12/31/2015	15.939898	14.698649	226,856.4057
01/01/2016 to 12/31/2016	14.698649	16.908284	217,444.5047
01/01/2017 to 12/31/2017	16.908284	19.571033	191,046.7340
01/01/2018 to 12/31/2018	19.571033	16.858260	185,954.6903
01/01/2019 to 12/31/2019	16.858260	20.658604	144,616.1482
01/01/2020 to 12/31/2020	20.658604	20.156023	121,664.6549
Invesco Small Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	15.400978	14.976352	22,109.4651
01/01/2012 to 12/31/2012	14.976352	17.403960	19,834.5712
01/01/2013 to 12/31/2013	17.403960	23.986886	15,589.3616
01/01/2014 to 12/31/2014	23.986886	25.448396	13,345.7643
01/01/2015 to 12/31/2015	25.448396	24.602222	6,543.1208
01/01/2016 to 12/31/2016	24.602222	26.955665	5,693.2902
01/01/2017 to 12/31/2017	26.955665	33.206750	4,594.6717
01/01/2018 to 12/31/2018	33.206750	29.705052	17,215.4903
01/01/2019 to 12/31/2019	29.705052	36.308449	17,371.5690
01/01/2020 to 12/31/2020	36.308449	55.987417	16,486.0428
Invesco Global Equity Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.180744	23.038138	10,365.5182
01/01/2014 to 12/31/2014	23.038138	23.077236	10,957.3758
01/01/2015 to 12/31/2015	23.077236	23.522246	10,966.6414
01/01/2016 to 12/31/2016	23.522246	23.121276	11,019.8803
01/01/2017 to 12/31/2017	23.121276	31.006189	8,773.7541
01/01/2018 to 12/31/2018	31.006189	26.407437	8,136.8017
01/01/2019 to 12/31/2019	26.407437	34.072600	8,064.6333
01/01/2020 to 12/31/2020	34.072600	42.629557	7,591.5950
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.986665	8.205571	4,599.4522
01/01/2012 to 12/31/2012	8.205571	9.833800	5,383.8081
01/01/2013 to 04/26/2013	9.833800	10.436091	0.0000
25

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.424086	12.714338	27,345.2590
01/01/2012 to 12/31/2012	12.714338	14.419725	25,443.0822
01/01/2013 to 12/31/2013	14.419725	18.843409	15,905.5769
01/01/2014 to 12/31/2014	18.843409	19.340180	15,767.3449
01/01/2015 to 12/31/2015	19.340180	17.590796	13,040.7140
01/01/2016 to 12/31/2016	17.590796	22.574322	12,132.4660
01/01/2017 to 12/31/2017	22.574322	22.942039	11,332.8167
01/01/2018 to 12/31/2018	22.942039	19.400822	7,434.1145
01/01/2019 to 12/31/2019	19.400822	22.742107	7,217.1040
01/01/2020 to 12/31/2020	22.742107	23.716519	7,084.7843
Loomis Sayles Growth Sub-Account (Class A)
04/28/2014 to 12/31/2014	168.312100	188.939900	2,710.7430
01/01/2015 to 12/31/2015	188.939900	178.231849	2,640.5159
01/01/2016 to 12/31/2016	178.231849	180.006481	2,363.9109
01/01/2017 to 12/31/2017	180.006481	209.553185	2,004.0228
01/01/2018 to 12/31/2018	209.553185	191.490368	1,828.3480
01/01/2019 to 12/31/2019	191.490368	232.549252	1,836.6417
01/01/2020 to 12/31/2020	232.549252	302.262128	1,693.7413
Loomis Sayles Growth Sub-Account (Class A) (formerly ClearBridge Aggressive Growth Sub-Account II (Class A))
01/01/2011 to 12/31/2011	117.069757	106.403998	5,015.0457
01/01/2012 to 12/31/2012	106.403998	128.165709	2,618.2116
01/01/2013 to 12/31/2013	128.165709	162.282800	3,134.5458
01/01/2014 to 04/25/2014	162.282800	168.818756	0.0000
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.031950	7.253635	628,240.2268
01/01/2012 to 12/31/2012	7.253635	8.429276	556,634.4425
01/01/2013 to 12/31/2013	8.429276	12.036283	618,131.6826
01/01/2014 to 12/31/2014	12.036283	14.033965	731,528.6164
01/01/2015 to 12/31/2015	14.033965	13.207370	626,163.3164
01/01/2016 to 12/31/2016	13.207370	13.299503	579,289.1318
01/01/2017 to 12/31/2017	13.299503	15.444494	531,392.9836
01/01/2018 to 12/31/2018	15.444494	14.075601	466,573.6730
01/01/2019 to 12/31/2019	14.075601	17.057229	447,729.6289
01/01/2020 to 12/31/2020	17.057229	22.118144	364,962.0663
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.489699	6.888201	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.754786	12.044296	612,198.6971
01/01/2012 to 12/31/2012	12.044296	13.783845	551,210.7799
01/01/2013 to 12/31/2013	13.783845	16.120882	486,790.1753
01/01/2014 to 12/31/2014	16.120882	14.710824	448,147.1069
01/01/2015 to 12/31/2015	14.710824	14.170798	432,293.3192
01/01/2016 to 12/31/2016	14.170798	13.775488	393,137.1040
01/01/2017 to 12/31/2017	13.775488	17.314068	379,440.0888
01/01/2018 to 12/31/2018	17.314068	14.601537	331,822.0797
01/01/2019 to 12/31/2019	14.601537	18.374102	337,436.8196
01/01/2020 to 12/31/2020	18.374102	20.363751	328,403.6016
26

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.148249	12.002242	61,129.7493
01/01/2012 to 12/31/2012	12.002242	12.861673	64,719.2148
01/01/2013 to 12/31/2013	12.861673	17.535649	53,818.0322
01/01/2014 to 12/31/2014	17.535649	17.371386	52,853.1737
01/01/2015 to 12/31/2015	17.371386	16.180192	34,490.8705
01/01/2016 to 12/31/2016	16.180192	14.525252	31,402.2251
01/01/2017 to 12/31/2017	14.525252	19.931415	35,050.9746
01/01/2018 to 12/31/2018	19.931415	21.528291	29,202.4774
01/01/2019 to 12/31/2019	21.528291	29.584950	27,498.1310
01/01/2020 to 12/31/2020	29.584950	73.437417	23,572.0066
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.206793	14.395490	1,210,604.2463
01/01/2012 to 12/31/2012	14.395490	15.405124	1,118,986.0246
01/01/2013 to 12/31/2013	15.405124	13.706335	1,055,891.9905
01/01/2014 to 12/31/2014	13.706335	13.830534	963,207.8928
01/01/2015 to 12/31/2015	13.830534	13.141594	878,686.2213
01/01/2016 to 12/31/2016	13.141594	13.530141	832,757.2996
01/01/2017 to 12/31/2017	13.530141	13.729721	797,418.7612
01/01/2018 to 12/31/2018	13.729721	13.138794	781,474.7148
01/01/2019 to 12/31/2019	13.138794	13.950737	688,222.0864
01/01/2020 to 12/31/2020	13.950737	15.259710	633,365.2590
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.531222	15.714895	2,295,007.1846
01/01/2012 to 12/31/2012	15.714895	16.838529	2,285,932.5719
01/01/2013 to 12/31/2013	16.838529	16.197052	2,145,523.2305
01/01/2014 to 12/31/2014	16.197052	16.550123	1,654,825.5646
01/01/2015 to 12/31/2015	16.550123	16.231332	1,547,820.1743
01/01/2016 to 12/31/2016	16.231332	16.333311	1,319,488.0326
01/01/2017 to 12/31/2017	16.333311	16.739704	1,353,303.0732
01/01/2018 to 12/31/2018	16.739704	16.376958	1,361,952.7934
01/01/2019 to 12/31/2019	16.376958	17.419746	1,211,117.7851
01/01/2020 to 12/31/2020	17.419746	18.536795	1,156,716.4150
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.479634	43.755758	209,631.0324
01/01/2012 to 12/31/2012	43.755758	50.620493	187,902.6054
01/01/2013 to 12/31/2013	50.620493	66.410645	171,373.2829
01/01/2014 to 12/31/2014	66.410645	73.777620	163,311.4205
01/01/2015 to 12/31/2015	73.777620	69.758250	136,919.8034
01/01/2016 to 12/31/2016	69.758250	79.318647	128,016.1156
01/01/2017 to 12/31/2017	79.318647	90.975776	123,309.5000
01/01/2018 to 12/31/2018	90.975776	81.038640	105,813.1484
01/01/2019 to 12/31/2019	81.038640	100.547573	98,571.2570
01/01/2020 to 12/31/2020	100.547573	101.429882	95,835.3218
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	40.135198	43.682364	0.0000
01/01/2015 to 12/31/2015	43.682364	41.345598	0.0000
01/01/2016 to 12/31/2016	41.345598	47.058467	0.0000
01/01/2017 to 12/31/2017	47.058467	54.030104	0.0000
01/01/2018 to 12/31/2018	54.030104	48.179470	0.0000
01/01/2019 to 12/31/2019	48.179470	59.824979	0.0000
01/01/2020 to 12/31/2020	59.824979	60.426852	0.0000
27

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2011 to 12/31/2011	29.689851	27.313388	0.0000
01/01/2012 to 12/31/2012	27.313388	30.795067	0.0000
01/01/2013 to 12/31/2013	30.795067	39.914875	0.0000
01/01/2014 to 04/25/2014	39.914875	40.078715	0.0000
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.936782	9.584698	895,748.8130
01/01/2012 to 12/31/2012	9.584698	10.684677	788,949.6902
01/01/2013 to 12/31/2013	10.684677	14.311326	759,322.5495
01/01/2014 to 12/31/2014	14.311326	15.827880	724,768.8484
01/01/2015 to 12/31/2015	15.827880	16.558109	668,441.7231
01/01/2016 to 12/31/2016	16.558109	17.247689	600,496.9740
01/01/2017 to 12/31/2017	17.247689	21.101109	530,674.3581
01/01/2018 to 12/31/2018	21.101109	20.237905	504,284.6122
01/01/2019 to 12/31/2019	20.237905	26.013253	457,016.5726
01/01/2020 to 12/31/2020	26.013253	31.610761	394,220.8089
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly Neuberger Berman Mid Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.389908	21.408081	9,084.8763
01/01/2012 to 04/27/2012	21.408081	23.631796	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.811597	22.489026	92,984.1668
01/01/2012 to 12/31/2012	22.489026	25.293673	99,257.5765
01/01/2013 to 12/31/2013	25.293673	32.322692	83,822.0847
01/01/2014 to 12/31/2014	32.322692	34.755277	76,425.2509
01/01/2015 to 12/31/2015	34.755277	31.022786	68,079.8469
01/01/2016 to 12/31/2016	31.022786	35.140654	68,579.0280
01/01/2017 to 12/31/2017	35.140654	37.729420	60,337.3208
01/01/2018 to 12/31/2018	37.729420	33.242572	54,934.3666
01/01/2019 to 12/31/2019	33.242572	42.050017	52,789.4192
01/01/2020 to 12/31/2020	42.050017	44.385870	54,485.9937
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class E)
01/01/2011 to 12/31/2011	46.718805	48.754539	30,342.6290
01/01/2012 to 12/31/2012	48.754539	51.338260	25,697.9507
01/01/2013 to 12/31/2013	51.338260	49.887425	23,072.1736
01/01/2014 to 12/31/2014	49.887425	52.309923	21,760.5275
01/01/2015 to 12/31/2015	52.309923	51.525921	12,011.8768
01/01/2016 to 12/31/2016	51.525921	52.034988	10,969.9599
01/01/2017 to 12/31/2017	52.034988	53.046516	11,461.3926
01/01/2018 to 12/31/2018	53.046516	51.747231	11,120.6832
01/01/2019 to 12/31/2019	51.747231	55.652150	10,684.8179
01/01/2020 to 12/31/2020	55.652150	59.182845	10,461.2871
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.609034	13.045701	12,288.6577
01/01/2012 to 12/31/2012	13.045701	14.631133	10,480.7233
01/01/2013 to 12/31/2013	14.631133	19.258698	6,323.5379
01/01/2014 to 12/31/2014	19.258698	20.567293	6,618.3619
01/01/2015 to 12/31/2015	20.567293	21.436587	6,317.4013
01/01/2016 to 12/31/2016	21.436587	21.040552	6,235.9731
01/01/2017 to 12/31/2017	21.040552	27.637154	4,459.6293
01/01/2018 to 12/31/2018	27.637154	27.757498	3,473.3823
01/01/2019 to 12/31/2019	27.757498	36.164356	3,206.4124
01/01/2020 to 12/31/2020	36.164356	49.886124	2,729.2476
28

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
01/01/2011 to 12/31/2011	12.433781	12.194313	67,871.9560
01/01/2012 to 12/31/2012	12.194313	11.957540	67,260.5378
01/01/2013 to 12/31/2013	11.957540	11.726617	49,754.4510
01/01/2014 to 12/31/2014	11.726617	11.500154	29,178.8911
01/01/2015 to 12/31/2015	11.500154	11.278065	31,957.0596
01/01/2016 to 12/31/2016	11.278065	11.082451	30,051.7504
01/01/2017 to 12/31/2017	11.082451	10.949362	18,587.2922
01/01/2018 to 12/31/2018	10.949362	10.915739	17,013.7645
01/01/2019 to 12/31/2019	10.915739	10.917685	16,420.7291
01/01/2020 to 12/31/2020	10.917685	10.738585	7,962.6740
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.039399	13.994917	102,077.9934
01/01/2012 to 12/31/2012	13.994917	16.180386	80,129.1659
01/01/2013 to 12/31/2013	16.180386	20.247946	79,438.8824
01/01/2014 to 12/31/2014	20.247946	18.527540	76,050.6664
01/01/2015 to 12/31/2015	18.527540	19.215428	65,683.3265
01/01/2016 to 12/31/2016	19.215428	19.942328	64,773.4544
01/01/2017 to 12/31/2017	19.942328	25.513334	71,037.8777
01/01/2018 to 12/31/2018	25.513334	19.873445	81,345.7530
01/01/2019 to 12/31/2019	19.873445	23.979089	87,852.3882
01/01/2020 to 12/31/2020	23.979089	25.581960	86,269.6793
Brighthouse/Wellington Core Equity Opportunities (Class A)
01/01/2011 to 12/31/2011	31.397974	29.550608	29,700.8267
01/01/2012 to 12/31/2012	29.550608	32.704171	30,027.4360
01/01/2013 to 12/31/2013	32.704171	42.881608	24,624.7979
01/01/2014 to 12/31/2014	42.881608	46.525935	23,360.3805
01/01/2015 to 12/31/2015	46.525935	46.720657	21,446.0765
01/01/2016 to 12/31/2016	46.720657	49.183826	23,529.1362
01/01/2017 to 12/31/2017	49.183826	57.435048	21,690.8831
01/01/2018 to 12/31/2018	57.435048	56.270314	18,909.2235
01/01/2019 to 12/31/2019	56.270314	72.256389	16,886.6566
01/01/2020 to 12/31/2020	72.256389	78.843014	20,810.4351
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly that Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	17.226236	16.125980	8,063.3084
01/01/2012 to 12/31/2012	16.125980	17.487678	8,379.9128
01/01/2013 to 12/31/2013	17.487678	22.822727	6,339.8166
01/01/2014 to 12/31/2014	22.822727	24.879276	6,412.6270
01/01/2015 to 12/31/2015	24.879276	24.414230	6,292.0034
01/01/2016 to 04/29/2016	24.414230	24.530295	0.0000
Davis Venture Value Sub-Account (Class A) (formerly Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Capital Sub-Account)
01/01/2011 to 04/29/2011	14.152579	14.935231	0.0000
29

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.740621	11.539887	616,038.6958
01/01/2012 to 12/31/2012	11.539887	13.076365	945,535.0134
01/01/2013 to 12/31/2013	13.076365	17.534432	863,679.6468
01/01/2014 to 12/31/2014	17.534432	18.699312	693,492.4034
01/01/2015 to 12/31/2015	18.699312	20.270982	615,548.1641
01/01/2016 to 12/31/2016	20.270982	19.853726	539,971.1122
01/01/2017 to 12/31/2017	19.853726	26.673813	498,603.2347
01/01/2018 to 12/31/2018	26.673813	26.185577	463,481.3194
01/01/2019 to 12/31/2019	26.185577	34.024691	452,452.3921
01/01/2020 to 12/31/2020	34.024691	52.177275	400,511.9513
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	32.604604	32.084516	5,371.9289
01/01/2012 to 12/31/2012	32.084516	35.950919	7,545.5016
01/01/2013 to 12/31/2013	35.950919	49.601444	7,235.2776
01/01/2014 to 12/31/2014	49.601444	50.346941	6,686.3222
01/01/2015 to 12/31/2015	50.346941	48.514409	6,526.5539
01/01/2016 to 12/31/2016	48.514409	56.604267	6,305.5979
01/01/2017 to 12/31/2017	56.604267	63.817990	6,208.3761
01/01/2018 to 12/31/2018	63.817990	55.509447	5,608.1412
01/01/2019 to 12/31/2019	55.509447	68.170658	5,393.5163
01/01/2020 to 12/31/2020	68.170658	74.729572	5,348.9595
MFS ® Total Return Sub-Account (Class F)
01/01/2011 to 12/31/2011	39.827068	39.921364	4,049.0016
01/01/2012 to 12/31/2012	39.921364	43.594343	1,201.3765
01/01/2013 to 12/31/2013	43.594343	50.770947	1,271.1516
01/01/2014 to 12/31/2014	50.770947	53.982299	1,473.7460
01/01/2015 to 12/31/2015	53.982299	52.754663	1,416.3967
01/01/2016 to 12/31/2016	52.754663	56.378992	1,266.2664
01/01/2017 to 12/31/2017	56.378992	62.052905	1,194.5852
01/01/2018 to 12/31/2018	62.052905	57.342105	1,134.4609
01/01/2019 to 12/31/2019	57.342105	67.554915	1,051.2182
01/01/2020 to 12/31/2020	67.554915	72.567938	1,056.0873
MFS ® Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.984039	13.831379	27,411.1249
01/01/2012 to 12/31/2012	13.831379	15.821285	27,534.2640
01/01/2013 to 12/31/2013	15.821285	21.060018	26,541.6035
01/01/2014 to 12/31/2014	21.060018	22.885699	25,508.1647
01/01/2015 to 12/31/2015	22.885699	22.409829	23,701.5286
01/01/2016 to 12/31/2016	22.409829	25.139826	18,600.8386
01/01/2017 to 12/31/2017	25.139826	29.094316	17,800.3892
01/01/2018 to 12/31/2018	29.094316	25.661036	16,047.9574
01/01/2019 to 12/31/2019	25.661036	32.748354	15,234.0248
01/01/2020 to 12/31/2020	32.748354	33.385728	14,671.0270
MFS ® Value Sub-Account (Class A) (formerly FI Value Leaders Sub-Account (Class D))
01/01/2011 to 12/31/2011	16.816101	15.461310	2,080.7964
01/01/2012 to 12/31/2012	15.461310	17.533515	2,562.1506
01/01/2013 to 04/26/2013	17.533515	19.278793	0.0000
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.767870	8.551865	1,160,376.4266
01/01/2012 to 12/31/2012	8.551865	9.552891	1,024,233.5245
01/01/2013 to 04/26/2013	9.552891	10.446064	0.0000
30

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Neuberger Berman Genesis Sub-Account (Class B)
05/02/2011 to 12/31/2011	17.226795	15.955857	6,216.7114
01/01/2012 to 12/31/2012	15.955857	17.172171	409.8000
01/01/2013 to 12/31/2013	17.172171	23.271979	165,801.8495
01/01/2014 to 12/31/2014	23.271979	22.753952	172,755.9547
01/01/2015 to 12/31/2015	22.753952	22.399330	155,478.6363
01/01/2016 to 12/31/2016	22.399330	26.007469	147,806.8995
01/01/2017 to 12/31/2017	26.007469	29.457175	140,056.0538
01/01/2018 to 12/31/2018	29.457175	26.867245	117,323.3532
01/01/2019 to 12/31/2019	26.867245	34.096592	110,456.5131
01/01/2020 to 12/31/2020	34.096592	41.715258	81,249.2752
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.817473	13.765157	257,269.5371
01/01/2012 to 12/31/2012	13.765157	14.211408	237,844.2836
01/01/2013 to 04/26/2013	14.211408	15.382164	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.688949	8.414769	276,940.1258
01/01/2014 to 12/31/2014	8.414769	8.980610	339,326.8364
01/01/2015 to 12/31/2015	8.980610	9.733056	458,749.6960
01/01/2016 to 12/31/2016	9.733056	9.691312	445,465.4630
01/01/2017 to 12/31/2017	9.691312	12.686600	449,585.0133
01/01/2018 to 12/31/2018	12.686600	12.296647	480,139.2656
01/01/2019 to 12/31/2019	12.296647	15.748116	513,658.2590
01/01/2020 to 12/31/2020	15.748116	21.102005	463,320.4117
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
05/02/2011 to 12/31/2011	7.191782	5.798617	407,786.9118
01/01/2012 to 12/31/2012	5.798617	6.375121	319,676.8401
01/01/2013 to 04/26/2013	6.375121	6.654953	0.0000
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.802981	16.717614	4,868.0101
01/01/2012 to 12/31/2012	16.717614	19.001132	4,470.2391
01/01/2013 to 12/31/2013	19.001132	26.865494	3,200.9267
01/01/2014 to 12/31/2014	26.865494	28.097797	2,953.4007
01/01/2015 to 12/31/2015	28.097797	28.234067	2,799.4728
01/01/2016 to 12/31/2016	28.234067	30.868270	2,733.7515
01/01/2017 to 12/31/2017	30.868270	37.096031	2,499.5389
01/01/2018 to 12/31/2018	37.096031	33.908766	2,203.8236
01/01/2019 to 12/31/2019	33.908766	44.173656	2,093.9381
01/01/2020 to 12/31/2020	44.173656	53.734194	1,931.9242
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	27.188815	28.122733	64,270.7245
01/01/2017 to 12/31/2017	28.122733	29.783609	55,466.9510
01/01/2018 to 12/31/2018	29.783609	28.061712	50,121.0985
01/01/2019 to 12/31/2019	28.061712	31.454458	44,697.8649
01/01/2020 to 12/31/2020	31.454458	32.934697	39,885.3533
31

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.246981	12.426349	78,624.3081
01/01/2012 to 12/31/2012	12.426349	13.580985	108,026.6966
01/01/2013 to 12/31/2013	13.580985	13.506630	121,797.2252
01/01/2014 to 12/31/2014	13.506630	13.834275	147,446.5074
01/01/2015 to 12/31/2015	13.834275	13.369388	157,003.6528
01/01/2016 to 04/29/2016	13.369388	13.676166	0.0000
Western Asset Management U.S. Government Sub-Account (Class A)
01/01/2011 to 12/31/2011	16.528209	17.102890	16,657.2899
01/01/2012 to 12/31/2012	17.102890	17.510686	13,322.3366
01/01/2013 to 12/31/2013	17.510686	17.071350	11,849.0071
01/01/2014 to 12/31/2014	17.071350	17.238058	8,779.0728
01/01/2015 to 12/31/2015	17.238058	17.027339	8,202.7776
01/01/2016 to 12/31/2016	17.027339	16.938245	10,099.2352
01/01/2017 to 12/31/2017	16.938245	16.958744	10,546.9358
01/01/2018 to 12/31/2018	16.958744	16.816044	9,198.9431
01/01/2019 to 12/31/2019	16.816044	17.512058	8,638.6308
01/01/2020 to 12/31/2020	17.512058	18.100872	8,701.4849
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	29.537982	25.887648	80,382.8310
01/01/2012 to 12/31/2012	25.887648	30.013734	72,312.7788
01/01/2013 to 12/31/2013	30.013734	36.195682	64,358.3023
01/01/2014 to 12/31/2014	36.195682	31.545024	65,045.9834
01/01/2015 to 12/31/2015	31.545024	28.927060	46,836.0574
01/01/2016 to 12/31/2016	28.927060	30.403935	47,185.1002
01/01/2017 to 12/31/2017	30.403935	34.796181	41,538.6562
01/01/2018 to 12/31/2018	34.796181	28.851356	29,776.2969
01/01/2019 to 12/31/2019	28.851356	31.839203	29,950.9826
01/01/2020 to 12/31/2020	31.839203	30.861036	29,956.8568
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.551420	12.613648	45,706.9433
01/01/2012 to 12/31/2012	12.613648	14.684684	41,036.6757
01/01/2013 to 12/31/2013	14.684684	21.282343	33,068.9880
01/01/2014 to 12/31/2014	21.282343	25.128066	28,664.4474
01/01/2015 to 12/31/2015	25.128066	24.215057	25,416.3593
01/01/2016 to 12/31/2016	24.215057	24.033066	25,977.4946
01/01/2017 to 12/31/2017	24.033066	27.410024	26,264.1331
01/01/2018 to 12/31/2018	27.410024	24.634721	2,387.2501
01/01/2019 to 12/31/2019	24.634721	30.216428	2,241.5016
01/01/2020 to 12/31/2020	30.216428	34.970503	1,959.3021
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2011 to 12/31/2011	28.734195	28.914285	21,343.1982
01/01/2012 to 12/31/2012	28.914285	32.875275	19,112.8422
01/01/2013 to 12/31/2013	32.875275	41.913111	17,647.3843
01/01/2014 to 12/31/2014	41.913111	45.622326	16,391.9177
01/01/2015 to 12/31/2015	45.622326	45.457104	12,755.9907
01/01/2016 to 12/31/2016	45.457104	48.934263	13,236.7793
01/01/2017 to 12/31/2017	48.934263	57.372546	12,984.1502
01/01/2018 to 12/31/2018	57.372546	55.278755	1,771.0746
01/01/2019 to 12/31/2019	55.278755	70.402514	1,614.4599
01/01/2020 to 12/31/2020	70.402514	79.240520	1,558.2398
32

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class I)
05/02/2011 to 12/31/2011	9.639563	9.454674	0.0000
01/01/2012 to 12/31/2012	9.454674	10.588205	0.0000
01/01/2013 to 12/31/2013	10.588205	13.077464	0.0000
01/01/2014 to 12/31/2014	13.077464	14.570681	0.0000
01/01/2015 to 12/31/2015	14.570681	13.674543	0.0000
01/01/2016 to 12/31/2016	13.674543	15.420589	0.0000
01/01/2017 to 12/31/2017	15.420589	18.023620	0.0000
01/01/2018 to 12/31/2018	18.023620	16.815052	0.0000
01/01/2019 to 12/31/2019	16.815052	21.699688	0.0000
01/01/2020 to 12/31/2020	21.699688	22.911780	0.0000
ClearBridge Variable Dividend Strategy Sub-Account (Class I) (formerly Legg Mason ClearBridge Variable Dividend Strategy Sub-Account)
01/01/2011 to 04/29/2011	8.911126	9.670027	0.0000
ClearBridge Variable Large Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.908360	12.577218	0.0000
01/01/2012 to 12/31/2012	12.577218	14.842616	0.0000
01/01/2013 to 12/31/2013	14.842616	20.066477	0.0000
01/01/2014 to 12/31/2014	20.066477	22.432282	0.0000
01/01/2015 to 12/31/2015	22.432282	24.153145	0.0000
01/01/2016 to 12/31/2016	24.153145	25.438096	0.0000
01/01/2017 to 12/31/2017	25.438096	31.376329	0.0000
01/01/2018 to 12/31/2018	31.376329	30.771898	0.0000
01/01/2019 to 12/31/2019	30.771898	39.883349	0.0000
01/01/2020 to 12/31/2020	39.883349	51.133211	0.0000
ClearBridge Variable Large Cap Value Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.690120	14.091251	3,555.6884
01/01/2012 to 12/31/2012	14.091251	16.098383	3,024.8394
01/01/2013 to 12/31/2013	16.098383	20.898056	2,771.6490
01/01/2014 to 12/31/2014	20.898056	22.894086	4,810.0392
01/01/2015 to 12/31/2015	22.894086	21.808035	5,938.0181
01/01/2016 to 12/31/2016	21.808035	24.167423	4,246.5601
01/01/2017 to 12/31/2017	24.167423	27.218545	1,729.9674
01/01/2018 to 12/31/2018	27.218545	24.321357	1,665.5023
01/01/2019 to 12/31/2019	24.321357	30.740825	1,527.6343
01/01/2020 to 12/31/2020	30.740825	31.727463	1,587.0761
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.039196	13.959529	27,091.7256
01/01/2012 to 12/31/2012	13.959529	16.347991	35,492.5473
01/01/2013 to 12/31/2013	16.347991	23.575894	29,705.0242
01/01/2014 to 12/31/2014	23.575894	24.063480	30,321.7496
01/01/2015 to 12/31/2015	24.063480	22.566175	28,209.0312
01/01/2016 to 12/31/2016	22.566175	23.414578	27,950.0687
01/01/2017 to 12/31/2017	23.414578	28.536178	28,131.1337
01/01/2018 to 12/31/2018	28.536178	28.943345	21,925.8590
01/01/2019 to 12/31/2019	28.943345	36.012307	21,391.3190
01/01/2020 to 12/31/2020	36.012307	50.593849	19,902.0613
33

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2011 to 12/31/2011	18.231421	18.186339	5,947.8779
01/01/2012 to 12/31/2012	18.186339	21.101867	5,774.6352
01/01/2013 to 12/31/2013	21.101867	21.991907	8,101.9949
01/01/2014 to 12/31/2014	21.991907	21.318641	8,043.9325
01/01/2015 to 12/31/2015	21.318641	19.686033	7,035.8357
01/01/2016 to 12/31/2016	19.686033	22.318632	6,504.7922
01/01/2017 to 12/31/2017	22.318632	23.782567	5,463.9941
01/01/2018 to 12/31/2018	23.782567	22.406262	4,663.6690
01/01/2019 to 12/31/2019	22.406262	25.134635	4,647.4079
01/01/2020 to 12/31/2020	25.134635	26.451307	4,636.0329
34

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	25.205188	22.500226	110,892.8971
01/01/2012 to 12/31/2012	22.500226	27.014598	108,353.5494
01/01/2013 to 12/31/2013	27.014598	34.189036	100,599.9349
01/01/2014 to 12/31/2014	34.189036	34.270063	87,763.6512
01/01/2015 to 12/31/2015	34.270063	35.903702	75,269.9078
01/01/2016 to 12/31/2016	35.903702	35.393663	68,272.9489
01/01/2017 to 12/31/2017	35.393663	45.590998	63,162.0183
01/01/2018 to 12/31/2018	45.590998	40.621677	55,601.3417
01/01/2019 to 12/31/2019	40.621677	53.837037	53,574.3388
01/01/2020 to 12/31/2020	53.837037	68.810159	49,842.6757
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	131.791339	123.599906	55,112.5190
01/01/2012 to 12/31/2012	123.599906	142.742069	51,079.1379
01/01/2013 to 12/31/2013	142.742069	181.943796	49,028.0219
01/01/2014 to 12/31/2014	181.943796	193.419361	38,504.0716
01/01/2015 to 12/31/2015	193.419361	202.490262	32,882.5077
01/01/2016 to 12/31/2016	202.490262	217.204043	30,838.3117
01/01/2017 to 12/31/2017	217.204043	273.019134	28,910.9510
01/01/2018 to 12/31/2018	273.019134	266.786495	26,727.8516
01/01/2019 to 12/31/2019	266.786495	341.808546	21,688.5434
01/01/2020 to 12/31/2020	341.808546	509.258748	18,551.1021
American Funds Growth-Income Sub-Account (Class 2)
01/01/2011 to 12/31/2011	87.821522	84.468472	43,970.5674
01/01/2012 to 12/31/2012	84.468472	97.211976	39,148.2705
01/01/2013 to 12/31/2013	97.211976	127.146022	31,944.2063
01/01/2014 to 12/31/2014	127.146022	137.813220	29,245.2323
01/01/2015 to 12/31/2015	137.813220	136.980703	28,918.7852
01/01/2016 to 12/31/2016	136.980703	149.663095	27,356.6206
01/01/2017 to 12/31/2017	149.663095	179.456502	32,583.4560
01/01/2018 to 12/31/2018	179.456502	172.653272	29,217.8268
01/01/2019 to 12/31/2019	172.653272	213.360850	27,602.1816
01/01/2020 to 12/31/2020	213.360850	237.332739	25,254.3780
Brighthouse Funds Trust I
BlackRock High Yield Sub-Account (Class A)
01/01/2011 to 12/31/2011	19.645852	19.729552	68,995.9225
01/01/2012 to 12/31/2012	19.729552	22.573630	65,214.5346
01/01/2013 to 12/31/2013	22.573630	24.275014	47,722.5475
01/01/2014 to 12/31/2014	24.275014	24.593619	35,128.1252
01/01/2015 to 12/31/2015	24.593619	23.193384	32,951.6619
01/01/2016 to 12/31/2016	23.193384	25.964223	30,661.5104
01/01/2017 to 12/31/2017	25.964223	27.490925	26,067.7943
01/01/2018 to 12/31/2018	27.490925	26.234699	24,914.5385
01/01/2019 to 12/31/2019	26.234699	29.569823	19,492.0260
01/01/2020 to 12/31/2020	29.569823	31.216355	18,342.6815
35

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.776165	14.959592	143,116.9369
01/01/2012 to 12/31/2012	14.959592	17.290465	126,556.9884
01/01/2013 to 12/31/2013	17.290465	22.436265	118,700.1566
01/01/2014 to 12/31/2014	22.436265	22.358025	96,393.3750
01/01/2015 to 12/31/2015	22.358025	20.719583	87,635.8196
01/01/2016 to 12/31/2016	20.719583	26.643905	79,184.3278
01/01/2017 to 12/31/2017	26.643905	29.158860	66,316.2830
01/01/2018 to 12/31/2018	29.158860	24.212406	61,003.4922
01/01/2019 to 12/31/2019	24.212406	30.547356	56,055.6286
01/01/2020 to 12/31/2020	30.547356	29.754490	53,039.4494
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.197046	9.714793	207,977.2850
01/01/2012 to 12/31/2012	9.714793	11.314976	192,057.3743
01/01/2013 to 12/31/2013	11.314976	10.533176	192,658.9658
01/01/2014 to 12/31/2014	10.533176	9.646451	190,727.1245
01/01/2015 to 12/31/2015	9.646451	8.145194	186,964.6651
01/01/2016 to 12/31/2016	8.145194	8.897791	170,860.2920
01/01/2017 to 12/31/2017	8.897791	11.187399	156,848.0264
01/01/2018 to 12/31/2018	11.187399	9.404884	151,548.9885
01/01/2019 to 12/31/2019	9.404884	11.125911	132,653.8447
01/01/2020 to 12/31/2020	11.125911	13.874998	111,697.6137
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.177855	10.172019	25,865.4921
01/01/2012 to 12/31/2012	10.172019	10.695033	28,709.5450
01/01/2013 to 12/31/2013	10.695033	10.879977	34,810.2390
01/01/2014 to 12/31/2014	10.879977	10.737665	30,744.7280
01/01/2015 to 12/31/2015	10.737665	10.431930	30,718.6486
01/01/2016 to 12/31/2016	10.431930	11.167567	25,120.0793
01/01/2017 to 12/31/2017	11.167567	11.343936	25,814.7409
01/01/2018 to 12/31/2018	11.343936	11.147008	30,072.1408
01/01/2019 to 12/31/2019	11.147008	11.688347	27,888.0796
01/01/2020 to 12/31/2020	11.688347	11.686656	24,376.4394
Brighthouse/Wellington Large Cap Research Sub-Account (Class E)
01/01/2011 to 12/31/2011	8.881524	8.719926	70,422.0915
01/01/2012 to 12/31/2012	8.719926	9.695846	54,180.4761
01/01/2013 to 12/31/2013	9.695846	12.744980	45,303.6153
01/01/2014 to 12/31/2014	12.744980	14.187524	36,956.2868
01/01/2015 to 12/31/2015	14.187524	14.518296	36,739.6899
01/01/2016 to 12/31/2016	14.518296	15.403755	27,513.2282
01/01/2017 to 12/31/2017	15.403755	18.402104	23,180.2637
01/01/2018 to 12/31/2018	18.402104	16.892166	22,225.3677
01/01/2019 to 12/31/2019	16.892166	21.817633	18,308.0121
01/01/2020 to 12/31/2020	21.817633	26.098566	17,141.6817
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.656337	12.632295	147,876.1674
01/01/2012 to 12/31/2012	12.632295	15.590890	142,530.6088
01/01/2013 to 12/31/2013	15.590890	15.816081	135,570.0984
01/01/2014 to 12/31/2014	15.816081	17.550999	119,153.7960
01/01/2015 to 12/31/2015	17.550999	16.953837	95,257.0175
01/01/2016 to 12/31/2016	16.953837	16.755054	90,085.2673
01/01/2017 to 12/31/2017	16.755054	18.179978	85,328.8313
01/01/2018 to 12/31/2018	18.179978	16.269241	78,221.1195
01/01/2019 to 12/31/2019	16.269241	19.893736	68,709.3685
01/01/2020 to 12/31/2020	19.893736	18.511058	73,663.0585
36

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Harris Oakmark International Sub-Account (Class A)
01/01/2011 to 12/31/2011	17.625567	14.853394	14,511.8437
01/01/2012 to 12/31/2012	14.853394	18.839075	11,867.7798
01/01/2013 to 12/31/2013	18.839075	24.142185	15,850.5007
01/01/2014 to 12/31/2014	24.142185	22.345938	13,794.7263
01/01/2015 to 12/31/2015	22.345938	20.948638	13,934.2270
01/01/2016 to 12/31/2016	20.948638	22.253089	13,195.8921
01/01/2017 to 12/31/2017	22.253089	28.514625	14,828.0966
01/01/2018 to 12/31/2018	28.514625	21.303101	24,156.0124
01/01/2019 to 12/31/2019	21.303101	26.054087	16,581.4078
01/01/2020 to 12/31/2020	26.054087	26.893373	11,250.6139
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.923869	9.578696	91,593.0682
01/01/2012 to 12/31/2012	9.578696	11.113050	74,486.4175
01/01/2013 to 12/31/2013	11.113050	14.740609	80,400.3634
01/01/2014 to 12/31/2014	14.740609	15.786323	70,457.2860
01/01/2015 to 12/31/2015	15.786323	14.542473	51,644.9994
01/01/2016 to 12/31/2016	14.542473	16.711910	50,874.9932
01/01/2017 to 12/31/2017	16.711910	19.324462	47,809.4895
01/01/2018 to 12/31/2018	19.324462	16.629122	44,038.1825
01/01/2019 to 12/31/2019	16.629122	20.357451	39,005.2130
01/01/2020 to 12/31/2020	20.357451	19.842276	37,980.4505
Invesco Small Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	15.259425	14.823894	53,020.0464
01/01/2012 to 12/31/2012	14.823894	17.209483	47,136.4403
01/01/2013 to 12/31/2013	17.209483	23.695163	42,374.1654
01/01/2014 to 12/31/2014	23.695163	25.113765	36,150.7436
01/01/2015 to 12/31/2015	25.113765	24.254440	36,340.6131
01/01/2016 to 12/31/2016	24.254440	26.548055	33,499.7068
01/01/2017 to 12/31/2017	26.548055	32.672037	30,324.8254
01/01/2018 to 12/31/2018	32.672037	29.197317	25,404.5101
01/01/2019 to 12/31/2019	29.197317	35.652167	22,599.5184
01/01/2020 to 12/31/2020	35.652167	54.920388	20,699.4967
Invesco Global Equity Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.857040	22.653342	2,298.3577
01/01/2014 to 12/31/2014	22.653342	22.669098	2,298.0176
01/01/2015 to 12/31/2015	22.669098	23.083137	1,495.1089
01/01/2016 to 12/31/2016	23.083137	22.666967	1,036.4713
01/01/2017 to 12/31/2017	22.666967	30.366680	1,288.9517
01/01/2018 to 12/31/2018	30.366680	25.836751	1,266.0517
01/01/2019 to 12/31/2019	25.836751	33.302949	1,273.5706
01/01/2020 to 12/31/2020	33.302949	41.624864	1,280.0079
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.962532	8.175364	417.8516
01/01/2012 to 12/31/2012	8.175364	9.787757	391.9855
01/01/2013 to 04/26/2013	9.787757	10.383926	0.0000
37

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.341992	12.629354	73,164.8530
01/01/2012 to 12/31/2012	12.629354	14.308953	61,289.5023
01/01/2013 to 12/31/2013	14.308953	18.679979	56,220.6361
01/01/2014 to 12/31/2014	18.679979	19.153274	52,393.6797
01/01/2015 to 12/31/2015	19.153274	17.403374	39,469.2511
01/01/2016 to 12/31/2016	17.403374	22.311490	35,115.4535
01/01/2017 to 12/31/2017	22.311490	22.652322	33,717.0915
01/01/2018 to 12/31/2018	22.652322	19.136552	29,747.0081
01/01/2019 to 12/31/2019	19.136552	22.409902	26,706.0619
01/01/2020 to 12/31/2020	22.409902	23.346658	27,014.4785
Loomis Sayles Growth Sub-Account (Class A)
04/28/2014 to 12/31/2014	163.185923	183.061563	4,334.4353
01/01/2015 to 12/31/2015	183.061563	172.513928	3,750.9606
01/01/2016 to 12/31/2016	172.513928	174.057446	3,663.1607
01/01/2017 to 12/31/2017	174.057446	202.425806	2,862.6302
01/01/2018 to 12/31/2018	202.425806	184.791283	2,461.9779
01/01/2019 to 12/31/2019	184.791283	224.189446	1,912.1811
01/01/2020 to 12/31/2020	224.189446	291.104424	1,601.2684
Loomis Sayles Growth Sub-Account (Class A) (formerly ClearBridge Aggressive Growth Sub-Account II (Class A))
01/01/2011 to 12/31/2011	113.882379	103.403715	11,845.5920
01/01/2012 to 12/31/2012	103.403715	124.426738	9,720.8809
01/01/2013 to 12/31/2013	124.426738	157.391117	5,377.2801
01/01/2014 to 04/25/2014	157.391117	163.678498	0.0000
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	7.946590	7.171781	298,989.5991
01/01/2012 to 12/31/2012	7.171781	8.325782	383,558.6369
01/01/2013 to 12/31/2013	8.325782	11.876631	401,922.5649
01/01/2014 to 12/31/2014	11.876631	13.833976	460,798.3933
01/01/2015 to 12/31/2015	13.833976	13.006137	432,971.5794
01/01/2016 to 12/31/2016	13.006137	13.083773	394,007.2599
01/01/2017 to 12/31/2017	13.083773	15.178834	332,525.0783
01/01/2018 to 12/31/2018	15.178834	13.819572	225,562.1754
01/01/2019 to 12/31/2019	13.819572	16.730226	153,846.1820
01/01/2020 to 12/31/2020	16.730226	21.672393	140,436.5821
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.456202	6.850412	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.613233	11.908439	319,762.4699
01/01/2012 to 12/31/2012	11.908439	13.614676	290,174.3962
01/01/2013 to 12/31/2013	13.614676	15.907121	247,916.3210
01/01/2014 to 12/31/2014	15.907121	14.501241	232,849.2120
01/01/2015 to 12/31/2015	14.501241	13.954939	211,129.9296
01/01/2016 to 12/31/2016	13.954939	13.552089	203,727.4288
01/01/2017 to 12/31/2017	13.552089	17.016318	168,524.5685
01/01/2018 to 12/31/2018	17.016318	14.335995	161,633.8083
01/01/2019 to 12/31/2019	14.335995	18.021926	139,675.4231
01/01/2020 to 12/31/2020	18.021926	19.953417	132,972.5332
38

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.018869	11.872277	141,041.5722
01/01/2012 to 12/31/2012	11.872277	12.709614	141,502.5758
01/01/2013 to 12/31/2013	12.709614	17.311028	127,620.3939
01/01/2014 to 12/31/2014	17.311028	17.131719	114,326.2026
01/01/2015 to 12/31/2015	17.131719	15.940998	107,909.9285
01/01/2016 to 12/31/2016	15.940998	14.296214	103,110.8368
01/01/2017 to 12/31/2017	14.296214	19.597600	81,142.7049
01/01/2018 to 12/31/2018	19.597600	21.146437	69,630.1920
01/01/2019 to 12/31/2019	21.146437	29.031152	59,223.5182
01/01/2020 to 12/31/2020	29.031152	71.990710	44,920.2892
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.105833	14.271210	334,233.8694
01/01/2012 to 12/31/2012	14.271210	15.256784	314,557.2290
01/01/2013 to 12/31/2013	15.256784	13.560777	282,266.8627
01/01/2014 to 12/31/2014	13.560777	13.669977	263,234.5578
01/01/2015 to 12/31/2015	13.669977	12.976045	215,833.0526
01/01/2016 to 12/31/2016	12.976045	13.346343	191,310.2235
01/01/2017 to 12/31/2017	13.346343	13.529712	197,247.0083
01/01/2018 to 12/31/2018	13.529712	12.934378	179,500.4784
01/01/2019 to 12/31/2019	12.934378	13.719961	162,317.4381
01/01/2020 to 12/31/2020	13.719961	14.992246	154,762.8810
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.371376	15.537655	929,214.3910
01/01/2012 to 12/31/2012	15.537655	16.631888	835,859.7866
01/01/2013 to 12/31/2013	16.631888	15.982289	757,023.8462
01/01/2014 to 12/31/2014	15.982289	16.314355	652,771.7255
01/01/2015 to 12/31/2015	16.314355	15.984109	572,368.1033
01/01/2016 to 12/31/2016	15.984109	16.068459	505,660.4331
01/01/2017 to 12/31/2017	16.068459	16.451847	472,922.9824
01/01/2018 to 12/31/2018	16.451847	16.079161	410,513.6817
01/01/2019 to 12/31/2019	16.079161	17.085893	361,710.3991
01/01/2020 to 12/31/2020	17.085893	18.163315	334,694.5815
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.002212	43.263096	136,858.1882
01/01/2012 to 12/31/2012	43.263096	50.000256	114,977.9214
01/01/2013 to 12/31/2013	50.000256	65.531408	103,876.7599
01/01/2014 to 12/31/2014	65.531408	72.728080	92,191.0032
01/01/2015 to 12/31/2015	72.728080	68.697126	79,897.9168
01/01/2016 to 12/31/2016	68.697126	78.034035	74,796.3484
01/01/2017 to 12/31/2017	78.034035	89.413198	67,644.3389
01/01/2018 to 12/31/2018	89.413198	79.566627	62,148.2338
01/01/2019 to 12/31/2019	79.566627	98.622536	52,281.3465
01/01/2020 to 12/31/2020	98.622536	99.388196	42,014.2021
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	39.324592	42.771169	415.7100
01/01/2015 to 12/31/2015	42.771169	40.442666	392.1133
01/01/2016 to 12/31/2016	40.442666	45.984774	347.9544
01/01/2017 to 12/31/2017	45.984774	52.744742	333.5030
01/01/2018 to 12/31/2018	52.744742	46.985985	304.7831
01/01/2019 to 12/31/2019	46.985985	58.284712	279.5372
01/01/2020 to 12/31/2020	58.284712	58.812059	262.9741
39

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2011 to 12/31/2011	29.187145	26.824117	4,060.5132
01/01/2012 to 12/31/2012	26.824117	30.213045	4,005.9411
01/01/2013 to 12/31/2013	30.213045	39.121373	749.1704
01/01/2014 to 04/25/2014	39.121373	39.269572	0.0000
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.834477	9.476551	269,065.5112
01/01/2012 to 12/31/2012	9.476551	10.553502	246,687.1344
01/01/2013 to 12/31/2013	10.553502	14.121510	220,644.8417
01/01/2014 to 12/31/2014	14.121510	15.602339	194,176.7527
01/01/2015 to 12/31/2015	15.602339	16.305845	186,339.1911
01/01/2016 to 12/31/2016	16.305845	16.967941	162,865.2768
01/01/2017 to 12/31/2017	16.967941	20.738182	136,839.7312
01/01/2018 to 12/31/2018	20.738182	19.869823	122,399.9159
01/01/2019 to 12/31/2019	19.869823	25.514606	110,436.9833
01/01/2020 to 12/31/2020	25.514606	30.973748	100,712.3832
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly Neuberger Berman Mid Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.107358	21.128361	0.0000
01/01/2012 to 04/27/2012	21.128361	23.315423	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.495365	22.168211	56,461.7055
01/01/2012 to 12/31/2012	22.168211	24.907796	49,064.8545
01/01/2013 to 12/31/2013	24.907796	31.797783	52,217.8321
01/01/2014 to 12/31/2014	31.797783	34.156685	45,705.9205
01/01/2015 to 12/31/2015	34.156685	30.457981	46,700.1889
01/01/2016 to 12/31/2016	30.457981	34.466388	42,548.2918
01/01/2017 to 12/31/2017	34.466388	36.968605	40,566.9989
01/01/2018 to 12/31/2018	36.968605	32.539469	39,013.7225
01/01/2019 to 12/31/2019	32.539469	41.119498	35,204.6233
01/01/2020 to 12/31/2020	41.119498	43.360150	33,719.9852
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class E)
01/01/2011 to 12/31/2011	45.458000	47.391519	38,810.2359
01/01/2012 to 12/31/2012	47.391519	49.852867	36,789.5096
01/01/2013 to 12/31/2013	49.852867	48.395577	37,495.2377
01/01/2014 to 12/31/2014	48.395577	50.694915	43,612.9172
01/01/2015 to 12/31/2015	50.694915	49.885199	35,253.0047
01/01/2016 to 12/31/2016	49.885199	50.327701	33,061.1597
01/01/2017 to 12/31/2017	50.327701	51.254900	31,326.0714
01/01/2018 to 12/31/2018	51.254900	49.949241	20,252.1348
01/01/2019 to 12/31/2019	49.949241	53.664795	15,915.1274
01/01/2020 to 12/31/2020	53.664795	57.012221	13,898.0603
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.400957	12.847057	56,177.1249
01/01/2012 to 12/31/2012	12.847057	14.393874	53,058.2219
01/01/2013 to 12/31/2013	14.393874	18.927469	48,742.3229
01/01/2014 to 12/31/2014	18.927469	20.193349	44,621.9833
01/01/2015 to 12/31/2015	20.193349	21.025796	40,236.1962
01/01/2016 to 12/31/2016	21.025796	20.616722	38,553.2992
01/01/2017 to 12/31/2017	20.616722	27.053478	35,556.6029
01/01/2018 to 12/31/2018	27.053478	27.143956	35,192.0751
01/01/2019 to 12/31/2019	27.143956	35.329646	22,174.8281
01/01/2020 to 12/31/2020	35.329646	48.685894	19,600.6825
40

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
01/01/2011 to 12/31/2011	12.229700	11.982205	78,895.6719
01/01/2012 to 12/31/2012	11.982205	11.737740	68,312.9349
01/01/2013 to 12/31/2013	11.737740	11.499554	45,903.4073
01/01/2014 to 12/31/2014	11.499554	11.266202	81,442.5131
01/01/2015 to 12/31/2015	11.266202	11.037585	66,298.0997
01/01/2016 to 12/31/2016	11.037585	10.835300	114,911.7106
01/01/2017 to 12/31/2017	10.835300	10.694506	86,516.0689
01/01/2018 to 12/31/2018	10.694506	10.650950	82,119.5390
01/01/2019 to 12/31/2019	10.650950	10.642200	92,962.7027
01/01/2020 to 12/31/2020	10.642200	10.457127	75,136.8923
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.002492	13.950654	5,850.9660
01/01/2012 to 12/31/2012	13.950654	16.113009	7,710.1216
01/01/2013 to 12/31/2013	16.113009	20.143494	6,625.1639
01/01/2014 to 12/31/2014	20.143494	18.413529	7,814.3264
01/01/2015 to 12/31/2015	18.413529	19.078092	9,695.6273
01/01/2016 to 12/31/2016	19.078092	19.780008	6,096.5872
01/01/2017 to 12/31/2017	19.780008	25.280464	5,034.5755
01/01/2018 to 12/31/2018	25.280464	19.672233	5,909.6963
01/01/2019 to 12/31/2019	19.672233	23.712591	5,248.7439
01/01/2020 to 12/31/2020	23.712591	25.272292	4,069.7771
Brighthouse/Wellington Core Equity Opportunities (Class A)
01/01/2011 to 12/31/2011	30.894096	29.047363	43,227.2173
01/01/2012 to 12/31/2012	29.047363	32.114925	40,857.9085
01/01/2013 to 12/31/2013	32.114925	42.066934	41,310.7165
01/01/2014 to 12/31/2014	42.066934	45.596403	32,802.8342
01/01/2015 to 12/31/2015	45.596403	45.741465	30,436.5377
01/01/2016 to 12/31/2016	45.741465	48.104883	41,685.5979
01/01/2017 to 12/31/2017	48.104883	56.119139	35,645.3914
01/01/2018 to 12/31/2018	56.119139	54.925801	25,178.2815
01/01/2019 to 12/31/2019	54.925801	70.459426	19,454.0179
01/01/2020 to 12/31/2020	70.459426	76.805164	18,706.5338
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly that Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	16.937377	15.839749	29,573.4324
01/01/2012 to 12/31/2012	15.839749	17.160018	30,044.6842
01/01/2013 to 12/31/2013	17.160018	22.372736	28,571.8032
01/01/2014 to 12/31/2014	22.372736	24.364359	27,565.6497
01/01/2015 to 12/31/2015	24.364359	23.885034	26,506.1882
01/01/2016 to 04/29/2016	23.885034	23.990691	0.0000
Davis Venture Value Sub-Account (Class A) (formerly Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Capital Sub-Account)
01/01/2011 to 04/29/2011	14.036228	14.807615	0.0000
41

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.639200	11.428787	108,372.8022
01/01/2012 to 12/31/2012	11.428787	12.937464	318,997.0059
01/01/2013 to 12/31/2013	12.937464	17.330845	292,973.1094
01/01/2014 to 12/31/2014	17.330845	18.463725	249,743.9928
01/01/2015 to 12/31/2015	18.463725	19.995587	209,695.9154
01/01/2016 to 12/31/2016	19.995587	19.564423	191,901.7797
01/01/2017 to 12/31/2017	19.564423	26.258957	164,620.4579
01/01/2018 to 12/31/2018	26.258957	25.752389	144,970.6281
01/01/2019 to 12/31/2019	25.752389	33.428378	110,791.8249
01/01/2020 to 12/31/2020	33.428378	51.211517	93,778.3727
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	32.065258	31.522286	2,969.0266
01/01/2012 to 12/31/2012	31.522286	35.285452	2,035.0012
01/01/2013 to 12/31/2013	35.285452	48.634682	1,595.5368
01/01/2014 to 12/31/2014	48.634682	49.316287	1,920.7285
01/01/2015 to 12/31/2015	49.316287	47.473756	1,827.4971
01/01/2016 to 12/31/2016	47.473756	55.334727	1,594.3774
01/01/2017 to 12/31/2017	55.334727	62.324485	2,012.7451
01/01/2018 to 12/31/2018	62.324485	54.155838	2,143.4004
01/01/2019 to 12/31/2019	54.155838	66.441827	2,142.7301
01/01/2020 to 12/31/2020	66.441827	72.761401	1,620.8819
MFS ® Total Return Sub-Account (Class F)
01/01/2011 to 12/31/2011	38.895098	38.948309	11,580.7001
01/01/2012 to 12/31/2012	38.948309	42.489030	10,621.5732
01/01/2013 to 12/31/2013	42.489030	49.434230	7,750.4649
01/01/2014 to 12/31/2014	49.434230	52.508497	9,038.8792
01/01/2015 to 12/31/2015	52.508497	51.263077	7,623.3495
01/01/2016 to 12/31/2016	51.263077	54.730179	7,205.4500
01/01/2017 to 12/31/2017	54.730179	60.178136	7,180.0773
01/01/2018 to 12/31/2018	60.178136	55.553739	6,756.9621
01/01/2019 to 12/31/2019	55.553739	65.382628	6,455.5210
01/01/2020 to 12/31/2020	65.382628	70.164058	6,078.5643
MFS ® Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.810946	13.646548	79,775.4358
01/01/2012 to 12/31/2012	13.646548	15.594182	75,512.7821
01/01/2013 to 12/31/2013	15.594182	20.736985	82,197.5279
01/01/2014 to 12/31/2014	20.736985	22.512138	80,166.2223
01/01/2015 to 12/31/2015	22.512138	22.021999	72,922.1994
01/01/2016 to 12/31/2016	22.021999	24.680062	67,982.8199
01/01/2017 to 12/31/2017	24.680062	28.533777	62,161.5711
01/01/2018 to 12/31/2018	28.533777	25.141327	56,870.7924
01/01/2019 to 12/31/2019	25.141327	32.053042	50,185.4573
01/01/2020 to 12/31/2020	32.053042	32.644110	43,966.1778
MFS ® Value Sub-Account (Class A) (formerly FI Value Leaders Sub-Account (Class D))
01/01/2011 to 12/31/2011	16.576606	15.225896	12,129.1197
01/01/2012 to 12/31/2012	15.225896	17.249203	11,237.1537
01/01/2013 to 04/26/2013	17.249203	18.960153	0.0000
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.744321	8.520387	65,427.9602
01/01/2012 to 12/31/2012	8.520387	9.508166	51,827.6338
01/01/2013 to 04/26/2013	9.508166	10.393854	0.0000
42

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Neuberger Berman Genesis Sub-Account (Class B)
05/02/2011 to 12/31/2011	17.041176	15.773456	0.0000
01/01/2012 to 12/31/2012	15.773456	16.958809	0.0000
01/01/2013 to 12/31/2013	16.958809	22.959878	111,264.8528
01/01/2014 to 12/31/2014	22.959878	22.426351	92,461.3622
01/01/2015 to 12/31/2015	22.426351	22.054764	67,384.2263
01/01/2016 to 12/31/2016	22.054764	25.581810	58,692.4684
01/01/2017 to 12/31/2017	25.581810	28.946181	50,802.9179
01/01/2018 to 12/31/2018	28.946181	26.374621	43,905.8833
01/01/2019 to 12/31/2019	26.374621	33.437961	37,480.4189
01/01/2020 to 12/31/2020	33.437961	40.868472	31,039.7277
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.681252	13.624996	166,531.5671
01/01/2012 to 12/31/2012	13.624996	14.052564	153,775.5308
01/01/2013 to 04/26/2013	14.052564	15.205400	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.604668	8.303149	89,864.8713
01/01/2014 to 12/31/2014	8.303149	8.852627	69,190.9968
01/01/2015 to 12/31/2015	8.852627	9.584759	61,017.4421
01/01/2016 to 12/31/2016	9.584759	9.534112	59,231.8774
01/01/2017 to 12/31/2017	9.534112	12.468386	60,812.6699
01/01/2018 to 12/31/2018	12.468386	12.072987	60,312.8055
01/01/2019 to 12/31/2019	12.072987	15.446225	57,044.6644
01/01/2020 to 12/31/2020	15.446225	20.676751	73,382.9969
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
05/02/2011 to 12/31/2011	7.115350	5.733182	98,648.0421
01/01/2012 to 12/31/2012	5.733182	6.296846	93,981.8198
01/01/2013 to 04/26/2013	6.296846	6.571153	0.0000
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.571946	16.471301	2,885.2268
01/01/2012 to 12/31/2012	16.471301	18.702366	3,362.3544
01/01/2013 to 12/31/2013	18.702366	26.416671	2,228.0445
01/01/2014 to 12/31/2014	26.416671	27.600766	1,879.3729
01/01/2015 to 12/31/2015	27.600766	27.706897	1,313.7068
01/01/2016 to 12/31/2016	27.706897	30.261639	1,297.9663
01/01/2017 to 12/31/2017	30.261639	36.330777	1,116.6436
01/01/2018 to 12/31/2018	36.330777	33.175852	1,033.8091
01/01/2019 to 12/31/2019	33.175852	43.175684	952.4094
01/01/2020 to 12/31/2020	43.175684	52.467609	870.9778
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	26.610069	27.505868	22,792.6837
01/01/2017 to 12/31/2017	27.505868	29.101282	19,573.7099
01/01/2018 to 12/31/2018	29.101282	27.391269	36,381.5805
01/01/2019 to 12/31/2019	27.391269	30.672276	21,435.5599
01/01/2020 to 12/31/2020	30.672276	32.083517	14,416.7214
43

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.216698	12.383266	35,064.1362
01/01/2012 to 12/31/2012	12.383266	13.520302	38,700.1665
01/01/2013 to 12/31/2013	13.520302	13.432837	35,936.1431
01/01/2014 to 12/31/2014	13.432837	13.744940	36,202.9927
01/01/2015 to 12/31/2015	13.744940	13.269775	34,737.3975
01/01/2016 to 04/29/2016	13.269775	13.569805	0.0000
Western Asset Management U.S. Government Sub-Account (Class A)
01/01/2011 to 12/31/2011	16.263049	16.811739	82,211.2194
01/01/2012 to 12/31/2012	16.811739	17.195287	45,961.5821
01/01/2013 to 12/31/2013	17.195287	16.747107	41,083.9137
01/01/2014 to 12/31/2014	16.747107	16.893747	40,782.8636
01/01/2015 to 12/31/2015	16.893747	16.670556	56,739.2634
01/01/2016 to 12/31/2016	16.670556	16.566753	60,196.1083
01/01/2017 to 12/31/2017	16.566753	16.570270	58,519.2900
01/01/2018 to 12/31/2018	16.570270	16.414326	53,656.6836
01/01/2019 to 12/31/2019	16.414326	17.076629	50,259.9207
01/01/2020 to 12/31/2020	17.076629	17.633115	48,724.0102
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	28.991519	25.383339	180,754.2014
01/01/2012 to 12/31/2012	25.383339	29.399482	175,229.9508
01/01/2013 to 12/31/2013	29.399482	35.419496	152,651.4119
01/01/2014 to 12/31/2014	35.419496	30.837680	147,905.9036
01/01/2015 to 12/31/2015	30.837680	28.250125	125,191.8641
01/01/2016 to 12/31/2016	28.250125	29.662757	117,984.9593
01/01/2017 to 12/31/2017	29.662757	33.914107	101,462.9748
01/01/2018 to 12/31/2018	33.914107	28.091689	92,280.0285
01/01/2019 to 12/31/2019	28.091689	30.969880	88,623.7623
01/01/2020 to 12/31/2020	30.969880	29.988319	99,881.1038
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.443241	12.492456	118,336.2206
01/01/2012 to 12/31/2012	12.492456	14.528981	103,236.7952
01/01/2013 to 12/31/2013	14.528981	21.035659	74,388.4037
01/01/2014 to 12/31/2014	21.035659	24.811987	55,155.7329
01/01/2015 to 12/31/2015	24.811987	23.886549	35,319.4708
01/01/2016 to 12/31/2016	23.886549	23.683325	34,233.3320
01/01/2017 to 12/31/2017	23.683325	26.984230	33,371.3440
01/01/2018 to 12/31/2018	26.984230	24.227645	26,652.0790
01/01/2019 to 12/31/2019	24.227645	29.687415	25,924.3328
01/01/2020 to 12/31/2020	29.687415	34.323823	24,126.9697
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2011 to 12/31/2011	28.187687	28.336061	23,864.7919
01/01/2012 to 12/31/2012	28.336061	32.185476	23,237.4018
01/01/2013 to 12/31/2013	32.185476	40.992687	21,361.6080
01/01/2014 to 12/31/2014	40.992687	44.575847	18,532.8987
01/01/2015 to 12/31/2015	44.575847	44.370016	25,328.3499
01/01/2016 to 12/31/2016	44.370016	47.716286	21,965.6378
01/01/2017 to 12/31/2017	47.716286	55.888809	18,978.6110
01/01/2018 to 12/31/2018	55.888809	53.795016	16,909.2453
01/01/2019 to 12/31/2019	53.795016	68.444372	15,646.7545
01/01/2020 to 12/31/2020	68.444372	76.959346	14,213.3421
44

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class I)
05/02/2011 to 12/31/2011	9.528014	9.339066	24,585.2810
01/01/2012 to 12/31/2012	9.339066	10.448230	15,959.2731
01/01/2013 to 12/31/2013	10.448230	12.891689	11,806.9221
01/01/2014 to 12/31/2014	12.891689	14.349337	9,740.2491
01/01/2015 to 12/31/2015	14.349337	13.453347	9,454.6026
01/01/2016 to 12/31/2016	13.453347	15.155991	8,195.4191
01/01/2017 to 12/31/2017	15.155991	17.696712	7,132.0935
01/01/2018 to 12/31/2018	17.696712	16.493462	5,291.6766
01/01/2019 to 12/31/2019	16.493462	21.263410	4,887.0606
01/01/2020 to 12/31/2020	21.263410	22.428622	4,900.8414
ClearBridge Variable Dividend Strategy Sub-Account (Class I) (formerly Legg Mason ClearBridge Variable Dividend Strategy Sub-Account)
01/01/2011 to 04/29/2011	8.810949	9.558204	0.0000
ClearBridge Variable Large Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.745747	12.406387	69,461.1213
01/01/2012 to 12/31/2012	12.406387	14.626308	61,680.2454
01/01/2013 to 12/31/2013	14.626308	19.754290	52,785.1886
01/01/2014 to 12/31/2014	19.754290	22.061219	45,526.2638
01/01/2015 to 12/31/2015	22.061219	23.729876	35,022.0227
01/01/2016 to 12/31/2016	23.729876	24.967329	31,417.9193
01/01/2017 to 12/31/2017	24.967329	30.764997	28,926.1885
01/01/2018 to 12/31/2018	30.764997	30.142001	12,182.5094
01/01/2019 to 12/31/2019	30.142001	39.027900	8,486.5638
01/01/2020 to 12/31/2020	39.027900	49.986350	7,612.6775
ClearBridge Variable Large Cap Value Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.514979	13.897101	24,275.6670
01/01/2012 to 12/31/2012	13.897101	15.860629	21,828.8899
01/01/2013 to 12/31/2013	15.860629	20.568850	18,388.2780
01/01/2014 to 12/31/2014	20.568850	22.510913	17,019.9504
01/01/2015 to 12/31/2015	22.510913	21.421598	22,439.5488
01/01/2016 to 12/31/2016	21.421598	23.715450	19,328.1005
01/01/2017 to 12/31/2017	23.715450	26.682901	17,587.4804
01/01/2018 to 12/31/2018	26.682901	23.818748	8,344.2861
01/01/2019 to 12/31/2019	23.818748	30.075471	8,902.3657
01/01/2020 to 12/31/2020	30.075471	31.009625	9,036.6145
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.918195	13.825404	52,612.9313
01/01/2012 to 12/31/2012	13.825404	16.174652	48,372.7766
01/01/2013 to 12/31/2013	16.174652	23.302627	43,953.1159
01/01/2014 to 12/31/2014	23.302627	23.760779	40,365.6099
01/01/2015 to 12/31/2015	23.760779	22.260025	37,393.9786
01/01/2016 to 12/31/2016	22.260025	23.073829	31,864.6746
01/01/2017 to 12/31/2017	23.073829	28.092884	23,354.2266
01/01/2018 to 12/31/2018	28.092884	28.465070	20,343.0755
01/01/2019 to 12/31/2019	28.465070	35.381820	19,001.1785
01/01/2020 to 12/31/2020	35.381820	49.658295	17,228.2064
45

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2011 to 12/31/2011	18.001843	17.939424	60,671.3283
01/01/2012 to 12/31/2012	17.939424	20.794457	64,122.0575
01/01/2013 to 12/31/2013	20.794457	21.649869	30,688.4445
01/01/2014 to 12/31/2014	21.649869	20.966091	18,642.0858
01/01/2015 to 12/31/2015	20.966091	19.341116	17,931.7486
01/01/2016 to 12/31/2016	19.341116	21.905680	15,594.4182
01/01/2017 to 12/31/2017	21.905680	23.319265	14,994.6361
01/01/2018 to 12/31/2018	23.319265	21.947682	13,734.6005
01/01/2019 to 12/31/2019	21.947682	24.595608	12,626.2860
01/01/2020 to 12/31/2020	24.595608	25.858098	11,401.4186
46

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	24.862694	22.172331	11,315.1770
01/01/2012 to 12/31/2012	22.172331	26.594179	8,104.9570
01/01/2013 to 12/31/2013	26.594179	33.623340	7,213.7411
01/01/2014 to 12/31/2014	33.623340	33.669331	6,284.0152
01/01/2015 to 12/31/2015	33.669331	35.239069	5,620.5070
01/01/2016 to 12/31/2016	35.239069	34.703751	5,535.8519
01/01/2017 to 12/31/2017	34.703751	44.657798	4,469.7735
01/01/2018 to 12/31/2018	44.657798	39.750166	3,910.9108
01/01/2019 to 12/31/2019	39.750166	52.629360	3,379.0779
01/01/2020 to 12/31/2020	52.629360	67.199208	2,940.5375
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	128.291433	120.197488	7,903.7806
01/01/2012 to 12/31/2012	120.197488	138.673283	7,050.6694
01/01/2013 to 12/31/2013	138.673283	176.581005	6,622.0673
01/01/2014 to 12/31/2014	176.581005	187.530669	3,147.8345
01/01/2015 to 12/31/2015	187.530669	196.129138	2,716.4213
01/01/2016 to 12/31/2016	196.129138	210.170456	2,116.8268
01/01/2017 to 12/31/2017	210.170456	263.915004	1,712.6817
01/01/2018 to 12/31/2018	263.915004	257.630875	1,258.9549
01/01/2019 to 12/31/2019	257.630875	329.748455	1,216.6049
01/01/2020 to 12/31/2020	329.748455	490.798729	1,006.9673
American Funds Growth-Income Sub-Account (Class 2)
01/01/2011 to 12/31/2011	85.489646	82.143590	4,665.6575
01/01/2012 to 12/31/2012	82.143590	94.441383	4,009.5903
01/01/2013 to 12/31/2013	94.441383	123.398906	2,698.2896
01/01/2014 to 12/31/2014	123.398906	133.618037	2,178.9777
01/01/2015 to 12/31/2015	133.618037	132.678073	1,810.4976
01/01/2016 to 12/31/2016	132.678073	144.817243	1,601.1644
01/01/2017 to 12/31/2017	144.817243	173.473020	1,368.5334
01/01/2018 to 12/31/2018	173.473020	166.728793	968.5524
01/01/2019 to 12/31/2019	166.728793	205.833604	920.6899
01/01/2020 to 12/31/2020	205.833604	228.730271	901.9632
Brighthouse Funds Trust I
BlackRock High Yield Sub-Account (Class A)
01/01/2011 to 12/31/2011	19.366061	19.429180	4,915.1045
01/01/2012 to 12/31/2012	19.429180	22.207627	4,338.2348
01/01/2013 to 12/31/2013	22.207627	23.857559	3,732.2799
01/01/2014 to 12/31/2014	23.857559	24.146525	2,971.2005
01/01/2015 to 12/31/2015	24.146525	22.748973	2,508.1671
01/01/2016 to 12/31/2016	22.748973	25.441274	1,942.3465
01/01/2017 to 12/31/2017	25.441274	26.910381	2,006.5636
01/01/2018 to 12/31/2018	26.910381	25.654870	1,356.6398
01/01/2019 to 12/31/2019	25.654870	28.887390	1,235.7581
01/01/2020 to 12/31/2020	28.887390	30.465355	1,222.6592
47

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.756599	14.927231	177,605.1706
01/01/2012 to 12/31/2012	14.927231	17.235731	152,007.3014
01/01/2013 to 12/31/2013	17.235731	22.342902	129,615.2833
01/01/2014 to 12/31/2014	22.342902	22.242725	117,672.8329
01/01/2015 to 12/31/2015	22.242725	20.592116	103,092.9584
01/01/2016 to 12/31/2016	20.592116	26.453537	89,479.0492
01/01/2017 to 12/31/2017	26.453537	28.921671	80,319.3199
01/01/2018 to 12/31/2018	28.921671	23.991290	73,383.1533
01/01/2019 to 12/31/2019	23.991290	30.238145	63,861.2898
01/01/2020 to 12/31/2020	30.238145	29.423775	62,800.9926
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.140074	9.659757	134,510.1148
01/01/2012 to 12/31/2012	9.659757	11.239572	112,551.4583
01/01/2013 to 12/31/2013	11.239572	10.452519	106,486.7428
01/01/2014 to 12/31/2014	10.452519	9.563007	108,137.6646
01/01/2015 to 12/31/2015	9.563007	8.066652	91,483.2149
01/01/2016 to 12/31/2016	8.066652	8.803187	83,405.2868
01/01/2017 to 12/31/2017	8.803187	11.057430	98,311.9316
01/01/2018 to 12/31/2018	11.057430	9.286269	68,229.0456
01/01/2019 to 12/31/2019	9.286269	10.974608	65,197.7072
01/01/2020 to 12/31/2020	10.974608	13.672586	58,610.4372
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.170970	10.155004	25,930.3640
01/01/2012 to 12/31/2012	10.155004	10.666415	60,987.3199
01/01/2013 to 12/31/2013	10.666415	10.840018	81,314.4038
01/01/2014 to 12/31/2014	10.840018	10.687534	48,860.7242
01/01/2015 to 12/31/2015	10.687534	10.372846	43,822.6602
01/01/2016 to 12/31/2016	10.372846	11.093219	40,204.1101
01/01/2017 to 12/31/2017	11.093219	11.257181	41,203.0531
01/01/2018 to 12/31/2018	11.257181	11.050641	40,605.1713
01/01/2019 to 12/31/2019	11.050641	11.575720	36,207.5258
01/01/2020 to 12/31/2020	11.575720	11.562442	36,027.2310
Brighthouse/Wellington Large Cap Research Sub-Account (Class E)
01/01/2011 to 12/31/2011	8.768663	8.600529	5,856.5464
01/01/2012 to 12/31/2012	8.600529	9.553479	3,916.0960
01/01/2013 to 12/31/2013	9.553479	12.545298	1,944.6818
01/01/2014 to 12/31/2014	12.545298	13.951284	1,727.6279
01/01/2015 to 12/31/2015	13.951284	14.262276	1,524.9236
01/01/2016 to 12/31/2016	14.262276	15.116996	1,407.6091
01/01/2017 to 12/31/2017	15.116996	18.041536	1,259.8710
01/01/2018 to 12/31/2018	18.041536	16.544526	1,115.9787
01/01/2019 to 12/31/2019	16.544526	21.347273	624.3972
01/01/2020 to 12/31/2020	21.347273	25.510327	548.0397
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.565479	12.535725	96,412.9080
01/01/2012 to 12/31/2012	12.535725	15.456164	95,747.4485
01/01/2013 to 12/31/2013	15.456164	15.663731	76,006.1694
01/01/2014 to 12/31/2014	15.663731	17.364568	80,851.5198
01/01/2015 to 12/31/2015	17.364568	16.756976	66,314.8494
01/01/2016 to 12/31/2016	16.756976	16.543959	62,396.8352
01/01/2017 to 12/31/2017	16.543959	17.933041	62,375.6901
01/01/2018 to 12/31/2018	17.933041	16.032116	51,536.0617
01/01/2019 to 12/31/2019	16.032116	19.584193	44,263.8960
01/01/2020 to 12/31/2020	19.584193	18.204746	45,688.0732
48

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Harris Oakmark International Sub-Account (Class A)
01/01/2011 to 12/31/2011	17.467660	14.705617	16,288.8693
01/01/2012 to 12/31/2012	14.705617	18.632911	16,281.4813
01/01/2013 to 12/31/2013	18.632911	23.854136	16,432.6776
01/01/2014 to 12/31/2014	23.854136	22.057241	7,919.5302
01/01/2015 to 12/31/2015	22.057241	20.657309	7,400.8204
01/01/2016 to 12/31/2016	20.657309	21.921685	5,237.3551
01/01/2017 to 12/31/2017	21.921685	28.061994	4,299.9880
01/01/2018 to 12/31/2018	28.061994	20.943841	3,961.6726
01/01/2019 to 12/31/2019	20.943841	25.589106	3,503.0972
01/01/2020 to 12/31/2020	25.589106	26.386926	3,925.0634
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.867669	9.514947	78,802.7990
01/01/2012 to 12/31/2012	9.514947	11.027999	59,934.5295
01/01/2013 to 12/31/2013	11.027999	14.613184	84,882.7249
01/01/2014 to 12/31/2014	14.613184	15.634212	74,151.7523
01/01/2015 to 12/31/2015	15.634212	14.387943	56,914.1718
01/01/2016 to 12/31/2016	14.387943	16.517800	46,313.9714
01/01/2017 to 12/31/2017	16.517800	19.080979	37,075.0974
01/01/2018 to 12/31/2018	19.080979	16.403082	29,436.8607
01/01/2019 to 12/31/2019	16.403082	20.060669	18,848.6564
01/01/2020 to 12/31/2020	20.060669	19.533393	18,030.3860
Invesco Small Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	15.119139	14.672955	6,304.1679
01/01/2012 to 12/31/2012	14.672955	17.017140	6,133.4733
01/01/2013 to 12/31/2013	17.017140	23.406935	5,547.0275
01/01/2014 to 12/31/2014	23.406935	24.783477	4,854.0347
01/01/2015 to 12/31/2015	24.783477	23.911519	4,553.9459
01/01/2016 to 12/31/2016	23.911519	26.146547	4,241.6676
01/01/2017 to 12/31/2017	26.146547	32.145859	3,902.6895
01/01/2018 to 12/31/2018	32.145859	28.698194	3,004.7417
01/01/2019 to 12/31/2019	28.698194	35.007666	2,892.9355
01/01/2020 to 12/31/2020	35.007666	53.873569	2,430.6162
Invesco Global Equity Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.538527	22.274970	582.5422
01/01/2014 to 12/31/2014	22.274970	22.268177	579.3559
01/01/2015 to 12/31/2015	22.268177	22.652227	0.0000
01/01/2016 to 12/31/2016	22.652227	22.221596	2,882.6250
01/01/2017 to 12/31/2017	22.221596	29.740380	2,735.4070
01/01/2018 to 12/31/2018	29.740380	25.278414	0.0000
01/01/2019 to 12/31/2019	25.278414	32.550704	0.0000
01/01/2020 to 12/31/2020	32.550704	40.643873	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.497778	12.299992	707.1631
01/01/2012 to 12/31/2012	12.299992	14.711077	702.4887
01/01/2013 to 04/26/2013	14.711077	15.602162	0.0000
49

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.260351	12.544925	15,038.4494
01/01/2012 to 12/31/2012	12.544925	14.199017	12,050.4937
01/01/2013 to 12/31/2013	14.199017	18.517947	9,038.9433
01/01/2014 to 12/31/2014	18.517947	18.968155	7,827.0807
01/01/2015 to 12/31/2015	18.968155	17.217932	7,391.7356
01/01/2016 to 12/31/2016	17.217932	22.051697	6,114.3582
01/01/2017 to 12/31/2017	22.051697	22.366242	4,326.9333
01/01/2018 to 12/31/2018	22.366242	18.875862	1,871.7499
01/01/2019 to 12/31/2019	18.875862	22.082527	1,495.1607
01/01/2020 to 12/31/2020	22.082527	22.982541	12,932.9622
Loomis Sayles Growth Sub-Account (Class A)
04/28/2014 to 12/31/2014	158.214373	177.364434	548.4392
01/01/2015 to 12/31/2015	177.364434	166.977862	543.4216
01/01/2016 to 12/31/2016	166.977862	168.303423	393.0718
01/01/2017 to 12/31/2017	168.303423	195.538989	298.2258
01/01/2018 to 12/31/2018	195.538989	178.324864	179.8836
01/01/2019 to 12/31/2019	178.324864	216.128109	170.3320
01/01/2020 to 12/31/2020	216.128109	280.355929	138.4898
Loomis Sayles Growth Sub-Account (Class A) (formerly ClearBridge Aggressive Growth Sub-Account II (Class A))
01/01/2011 to 12/31/2011	110.780735	100.487080	940.0620
01/01/2012 to 12/31/2012	100.487080	120.795700	691.1253
01/01/2013 to 12/31/2013	120.795700	152.645437	594.7762
01/01/2014 to 04/25/2014	152.645437	158.693249	0.0000
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	7.992327	7.208270	271,559.8422
01/01/2012 to 12/31/2012	7.208270	8.359733	300,379.2576
01/01/2013 to 12/31/2013	8.359733	11.913154	271,901.4740
01/01/2014 to 12/31/2014	11.913154	13.862652	259,187.1104
01/01/2015 to 12/31/2015	13.862652	13.020060	237,960.8203
01/01/2016 to 12/31/2016	13.020060	13.084684	197,793.3105
01/01/2017 to 12/31/2017	13.084684	15.164769	172,524.4633
01/01/2018 to 12/31/2018	15.164769	13.792878	161,424.9733
01/01/2019 to 12/31/2019	13.792878	16.681219	134,474.1891
01/01/2020 to 12/31/2020	16.681219	21.587267	116,671.3493
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.422871	6.812825	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.696086	11.968950	172,416.5102
01/01/2012 to 12/31/2012	11.968950	13.670111	160,097.1685
01/01/2013 to 12/31/2013	13.670111	15.955932	124,402.3443
01/01/2014 to 12/31/2014	15.955932	14.531189	119,854.9860
01/01/2015 to 12/31/2015	14.531189	13.969774	113,164.9537
01/01/2016 to 12/31/2016	13.969774	13.552932	114,579.0633
01/01/2017 to 12/31/2017	13.552932	17.000427	103,516.6099
01/01/2018 to 12/31/2018	17.000427	14.308196	91,331.3316
01/01/2019 to 12/31/2019	14.308196	17.969006	78,911.1506
01/01/2020 to 12/31/2020	17.969006	19.874882	71,354.2854
50

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.890729	11.743689	14,460.6749
01/01/2012 to 12/31/2012	11.743689	12.559322	13,380.8499
01/01/2013 to 12/31/2013	12.559322	17.089240	14,204.7123
01/01/2014 to 12/31/2014	17.089240	16.895317	9,742.4269
01/01/2015 to 12/31/2015	16.895317	15.705301	9,159.4076
01/01/2016 to 12/31/2016	15.705301	14.070752	9,138.5561
01/01/2017 to 12/31/2017	14.070752	19.269326	7,905.4584
01/01/2018 to 12/31/2018	19.269326	20.771303	7,187.5132
01/01/2019 to 12/31/2019	20.771303	28.487646	6,156.3160
01/01/2020 to 12/31/2020	28.487646	70.572319	7,840.7542
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.005643	14.147999	427,428.1004
01/01/2012 to 12/31/2012	14.147999	15.109869	437,381.3340
01/01/2013 to 12/31/2013	15.109869	13.416761	344,755.2619
01/01/2014 to 12/31/2014	13.416761	13.511281	308,030.8313
01/01/2015 to 12/31/2015	13.511281	12.812577	286,467.5040
01/01/2016 to 12/31/2016	12.812577	13.165039	259,019.7779
01/01/2017 to 12/31/2017	13.165039	13.332612	242,176.9869
01/01/2018 to 12/31/2018	13.332612	12.733138	187,337.9241
01/01/2019 to 12/31/2019	12.733138	13.492999	151,212.4116
01/01/2020 to 12/31/2020	13.492999	14.729466	138,922.2010
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.464763	15.616471	485,081.3039
01/01/2012 to 12/31/2012	15.616471	16.699459	491,561.5841
01/01/2013 to 12/31/2013	16.699459	16.031177	379,907.5868
01/01/2014 to 12/31/2014	16.031177	16.347902	366,996.5407
01/01/2015 to 12/31/2015	16.347902	16.000964	298,452.2330
01/01/2016 to 12/31/2016	16.000964	16.069325	270,030.2640
01/01/2017 to 12/31/2017	16.069325	16.436334	276,457.2178
01/01/2018 to 12/31/2018	16.436334	16.047852	246,379.0421
01/01/2019 to 12/31/2019	16.047852	17.035581	219,968.3266
01/01/2020 to 12/31/2020	17.035581	18.091683	208,135.9001
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.282060	43.482842	138,550.7648
01/01/2012 to 12/31/2012	43.482842	50.203734	122,697.9049
01/01/2013 to 12/31/2013	50.203734	65.732361	102,966.6649
01/01/2014 to 12/31/2014	65.732361	72.878183	94,600.5249
01/01/2015 to 12/31/2015	72.878183	68.770075	86,638.3872
01/01/2016 to 12/31/2016	68.770075	78.038833	81,292.4998
01/01/2017 to 12/31/2017	78.038833	89.329605	71,792.4822
01/01/2018 to 12/31/2018	89.329605	79.412282	66,512.2349
01/01/2019 to 12/31/2019	79.412282	98.332858	56,710.8216
01/01/2020 to 12/31/2020	98.332858	98.996905	54,779.7000
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	38.530155	41.878760	1,013.4272
01/01/2015 to 12/31/2015	41.878760	39.559244	1,055.0000
01/01/2016 to 12/31/2016	39.559244	44.935340	1,009.6942
01/01/2017 to 12/31/2017	44.935340	51.489686	738.7853
01/01/2018 to 12/31/2018	51.489686	45.821821	739.8752
01/01/2019 to 12/31/2019	45.821821	56.783798	737.1910
01/01/2020 to 12/31/2020	56.783798	57.240113	876.9268
51

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2011 to 12/31/2011	28.692799	26.343472	1,166.4481
01/01/2012 to 12/31/2012	26.343472	29.641867	1,125.2497
01/01/2013 to 12/31/2013	29.641867	38.343442	1,016.3590
01/01/2014 to 04/25/2014	38.343442	38.476562	0.0000
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.894508	9.524882	254,882.0337
01/01/2012 to 12/31/2012	9.524882	10.596666	266,377.1582
01/01/2013 to 12/31/2013	10.596666	14.165106	209,708.3748
01/01/2014 to 12/31/2014	14.165106	15.634863	167,002.9930
01/01/2015 to 12/31/2015	15.634863	16.323501	149,930.6313
01/01/2016 to 12/31/2016	16.323501	16.969333	143,418.3877
01/01/2017 to 12/31/2017	16.969333	20.719225	123,172.1759
01/01/2018 to 12/31/2018	20.719225	19.831695	107,372.4844
01/01/2019 to 12/31/2019	19.831695	25.440197	93,592.2787
01/01/2020 to 12/31/2020	25.440197	30.852472	90,004.1067
Victory Sycamore Mid Cap Value Sub-Account (Class B) (formerly Neuberger Berman Mid Cap Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.828220	20.852293	1,258.1096
01/01/2012 to 04/27/2012	20.852293	23.003284	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.183243	21.851889	25,709.0963
01/01/2012 to 12/31/2012	21.851889	24.527713	15,784.2332
01/01/2013 to 12/31/2013	24.527713	31.281278	13,048.3282
01/01/2014 to 12/31/2014	31.281278	33.568274	8,701.8422
01/01/2015 to 12/31/2015	33.568274	29.903343	7,730.4154
01/01/2016 to 12/31/2016	29.903343	33.804929	6,520.0592
01/01/2017 to 12/31/2017	33.804929	36.222992	3,409.1078
01/01/2018 to 12/31/2018	36.222992	31.851113	2,759.4253
01/01/2019 to 12/31/2019	31.851113	40.209415	2,392.0198
01/01/2020 to 12/31/2020	40.209415	42.357970	2,160.8853
Brighthouse Funds Trust II
BlackRock Bond Income Sub-Account (Class E)
01/01/2011 to 12/31/2011	44.230823	46.066190	9,768.8412
01/01/2012 to 12/31/2012	46.066190	48.410015	8,426.2952
01/01/2013 to 12/31/2013	48.410015	46.947917	7,569.2204
01/01/2014 to 12/31/2014	46.947917	49.129325	7,560.8558
01/01/2015 to 12/31/2015	49.129325	48.296284	7,048.5315
01/01/2016 to 12/31/2016	48.296284	48.675991	6,144.1395
01/01/2017 to 12/31/2017	48.675991	49.523347	6,464.9165
01/01/2018 to 12/31/2018	49.523347	48.213286	3,209.3070
01/01/2019 to 12/31/2019	48.213286	51.747941	2,834.1735
01/01/2020 to 12/31/2020	51.747941	54.920710	2,909.5880
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.195784	12.651384	2,084.2287
01/01/2012 to 12/31/2012	12.651384	14.160403	2,756.7118
01/01/2013 to 12/31/2013	14.160403	18.601858	2,170.3179
01/01/2014 to 12/31/2014	18.601858	19.826120	2,015.4465
01/01/2015 to 12/31/2015	19.826120	20.622790	1,868.1674
01/01/2016 to 12/31/2016	20.622790	20.201344	5,753.8930
01/01/2017 to 12/31/2017	20.201344	26.482018	3,551.8087
01/01/2018 to 12/31/2018	26.482018	26.543864	5,349.9732
01/01/2019 to 12/31/2019	26.543864	34.514056	3,190.4820
01/01/2020 to 12/31/2020	34.514056	47.514339	842.7790
52

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
01/01/2011 to 12/31/2011	12.028909	11.773727	24,941.8710
01/01/2012 to 12/31/2012	11.773727	11.521922	7,961.6290
01/01/2013 to 12/31/2013	11.521922	11.276831	5,470.0042
01/01/2014 to 12/31/2014	11.276831	11.036954	5,660.2472
01/01/2015 to 12/31/2015	11.036954	10.802179	5,218.7766
01/01/2016 to 12/31/2016	10.802179	10.593607	4,557.9559
01/01/2017 to 12/31/2017	10.593607	10.445530	3,692.9049
01/01/2018 to 12/31/2018	10.445530	10.392532	7,534.0650
01/01/2019 to 12/31/2019	10.392532	10.373614	2,413.2789
01/01/2020 to 12/31/2020	10.373614	10.182993	2,346.7030
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.965664	13.906530	9,931.1090
01/01/2012 to 12/31/2012	13.906530	16.045912	9,839.7640
01/01/2013 to 12/31/2013	16.045912	20.039580	8,750.5964
01/01/2014 to 12/31/2014	20.039580	18.300219	8,138.7315
01/01/2015 to 12/31/2015	18.300219	18.941736	7,666.0486
01/01/2016 to 12/31/2016	18.941736	19.619008	6,653.3128
01/01/2017 to 12/31/2017	19.619008	25.049718	4,734.0470
01/01/2018 to 12/31/2018	25.049718	19.473057	5,411.8504
01/01/2019 to 12/31/2019	19.473057	23.449054	5,444.9073
01/01/2020 to 12/31/2020	23.449054	24.966370	5,511.4768
Brighthouse/Wellington Core Equity Opportunities (Class A)
01/01/2011 to 12/31/2011	30.398303	28.552687	6,686.9959
01/01/2012 to 12/31/2012	28.552687	31.536293	6,187.9061
01/01/2013 to 12/31/2013	31.536293	41.267734	5,100.4325
01/01/2014 to 12/31/2014	41.267734	44.685436	4,622.1417
01/01/2015 to 12/31/2015	44.685436	44.782790	4,290.3397
01/01/2016 to 12/31/2016	44.782790	47.049603	5,451.5746
01/01/2017 to 12/31/2017	47.049603	54.833372	4,638.9087
01/01/2018 to 12/31/2018	54.833372	53.613407	2,499.6725
01/01/2019 to 12/31/2019	53.613407	68.707142	2,143.9594
01/01/2020 to 12/31/2020	68.707142	74.819975	2,145.7492
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly that Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	16.653275	15.558518	10,634.2651
01/01/2012 to 12/31/2012	15.558518	16.838410	6,293.3024
01/01/2013 to 12/31/2013	16.838410	21.931505	5,721.5427
01/01/2014 to 12/31/2014	21.931505	23.859976	5,062.9462
01/01/2015 to 12/31/2015	23.859976	23.367188	4,680.7982
01/01/2016 to 04/29/2016	23.367188	23.462835	0.0000
Davis Venture Value Sub-Account (Class A) (formerly Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Capital Sub-Account)
01/01/2011 to 04/29/2011	13.920806	14.681062	0.0000
53

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.625674	11.404118	216,737.3804
01/01/2012 to 12/31/2012	11.404118	12.896570	330,155.4823
01/01/2013 to 12/31/2013	12.896570	17.258806	273,187.9462
01/01/2014 to 12/31/2014	17.258806	18.368596	244,268.6987
01/01/2015 to 12/31/2015	18.368596	19.872682	213,434.7952
01/01/2016 to 12/31/2016	19.872682	19.424732	184,935.4981
01/01/2017 to 12/31/2017	19.424732	26.045507	162,199.2206
01/01/2018 to 12/31/2018	26.045507	25.517367	143,880.9281
01/01/2019 to 12/31/2019	25.517367	33.090198	128,956.2420
01/01/2020 to 12/31/2020	33.090198	50.642698	110,391.6278
Loomis Sayles Small Cap Core Sub-Account (Class B)
01/01/2011 to 12/31/2011	31.534832	30.969906	4,353.0645
01/01/2012 to 12/31/2012	30.969906	34.632300	3,660.8632
01/01/2013 to 12/31/2013	34.632300	47.686758	4,053.3042
01/01/2014 to 12/31/2014	47.686758	48.306727	1,956.5580
01/01/2015 to 12/31/2015	48.306727	46.455420	1,756.9278
01/01/2016 to 12/31/2016	46.455420	54.093654	520.3826
01/01/2017 to 12/31/2017	54.093654	60.865925	494.0409
01/01/2018 to 12/31/2018	60.865925	52.835230	466.4781
01/01/2019 to 12/31/2019	52.835230	64.756831	463.0923
01/01/2020 to 12/31/2020	64.756831	70.845056	462.6739
MFS ® Total Return Sub-Account (Class F)
01/01/2011 to 12/31/2011	37.984646	37.998681	4,569.5003
01/01/2012 to 12/31/2012	37.998681	41.411425	4,000.1330
01/01/2013 to 12/31/2013	41.411425	48.132339	3,839.7713
01/01/2014 to 12/31/2014	48.132339	51.074540	3,992.8340
01/01/2015 to 12/31/2015	51.074540	49.813281	3,947.9354
01/01/2016 to 12/31/2016	49.813281	53.129179	5,505.0898
01/01/2017 to 12/31/2017	53.129179	58.359559	5,297.2092
01/01/2018 to 12/31/2018	58.359559	53.820734	4,609.7472
01/01/2019 to 12/31/2019	53.820734	63.279706	4,475.0422
01/01/2020 to 12/31/2020	63.279706	67.839286	2,804.9148
MFS ® Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.639949	13.464140	5,288.2289
01/01/2012 to 12/31/2012	13.464140	15.370284	3,825.9459
01/01/2013 to 12/31/2013	15.370284	20.418835	8,959.3196
01/01/2014 to 12/31/2014	20.418835	22.144597	7,996.6028
01/01/2015 to 12/31/2015	22.144597	21.640805	7,198.1112
01/01/2016 to 12/31/2016	21.640805	24.228620	6,642.7842
01/01/2017 to 12/31/2017	24.228620	27.983939	6,061.3656
01/01/2018 to 12/31/2018	27.983939	24.632057	7,338.3677
01/01/2019 to 12/31/2019	24.632057	31.372381	2,947.9047
01/01/2020 to 12/31/2020	31.372381	31.918852	3,140.7913
MFS ® Value Sub-Account (Class A) (formerly FI Value Leaders Sub-Account (Class D))
01/01/2011 to 12/31/2011	16.340453	14.994003	5,986.4738
01/01/2012 to 12/31/2012	14.994003	16.969429	5,776.1000
01/01/2013 to 04/26/2013	16.969429	18.646702	0.0000
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.720835	8.489024	17,055.3562
01/01/2012 to 12/31/2012	8.489024	9.463651	28,094.4457
01/01/2013 to 04/26/2013	9.463651	10.341904	0.0000
54

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Neuberger Berman Genesis Sub-Account (Class B)
05/02/2011 to 12/31/2011	16.857556	15.593139	0.0000
01/01/2012 to 12/31/2012	15.593139	16.748097	0.0000
01/01/2013 to 12/31/2013	16.748097	22.651961	100,697.7171
01/01/2014 to 12/31/2014	22.651961	22.103464	85,473.7978
01/01/2015 to 12/31/2015	22.103464	21.715496	74,488.3717
01/01/2016 to 12/31/2016	21.715496	25.163116	70,496.0100
01/01/2017 to 12/31/2017	25.163116	28.444049	62,899.0920
01/01/2018 to 12/31/2018	28.444049	25.891026	54,393.8896
01/01/2019 to 12/31/2019	25.891026	32.792050	49,323.1497
01/01/2020 to 12/31/2020	32.792050	40.038871	46,759.9052
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.717456	13.644963	151,184.9514
01/01/2012 to 12/31/2012	13.644963	14.059012	144,173.3875
01/01/2013 to 04/26/2013	14.059012	15.207541	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.629571	8.328847	172,178.0977
01/01/2014 to 12/31/2014	8.328847	8.871148	169,991.5461
01/01/2015 to 12/31/2015	8.871148	9.595211	179,584.3811
01/01/2016 to 12/31/2016	9.595211	9.534969	170,955.3597
01/01/2017 to 12/31/2017	9.534969	12.457089	175,079.6287
01/01/2018 to 12/31/2018	12.457089	12.049918	154,081.4600
01/01/2019 to 12/31/2019	12.049918	15.401303	167,287.8666
01/01/2020 to 12/31/2020	15.401303	20.595968	145,451.4527
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
05/02/2011 to 12/31/2011	7.156446	5.762466	205,934.1216
01/01/2012 to 12/31/2012	5.762466	6.322650	151,217.6505
01/01/2013 to 04/26/2013	6.322650	6.595984	0.0000
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.344087	16.228616	2,685.9356
01/01/2012 to 12/31/2012	16.228616	18.408297	2,526.3755
01/01/2013 to 12/31/2013	18.408297	25.975344	2,377.1285
01/01/2014 to 12/31/2014	25.975344	27.112525	2,051.6341
01/01/2015 to 12/31/2015	27.112525	27.189566	1,716.7552
01/01/2016 to 12/31/2016	27.189566	29.666925	1,626.6594
01/01/2017 to 12/31/2017	29.666925	35.581305	1,282.1344
01/01/2018 to 12/31/2018	35.581305	32.458775	246.8036
01/01/2019 to 12/31/2019	32.458775	42.200254	242.4875
01/01/2020 to 12/31/2020	42.200254	51.230873	29.5373
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	26.043639	26.902530	2,498.1038
01/01/2017 to 12/31/2017	26.902530	28.434583	2,512.8068
01/01/2018 to 12/31/2018	28.434583	26.736840	2,553.1944
01/01/2019 to 12/31/2019	26.736840	29.909541	1,458.8054
01/01/2020 to 12/31/2020	29.909541	31.254330	708.9296
55

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.186489	12.340332	24,540.0425
01/01/2012 to 12/31/2012	12.340332	13.459890	24,500.9270
01/01/2013 to 12/31/2013	13.459890	13.359447	12,552.8657
01/01/2014 to 12/31/2014	13.359447	13.656181	11,870.9380
01/01/2015 to 12/31/2015	13.656181	13.170904	10,142.3792
01/01/2016 to 04/29/2016	13.170904	13.464271	0.0000
Western Asset Management U.S. Government Sub-Account (Class A)
01/01/2011 to 12/31/2011	16.002065	16.525463	14,053.6734
01/01/2012 to 12/31/2012	16.525463	16.885496	11,073.7877
01/01/2013 to 12/31/2013	16.885496	16.428951	12,306.6518
01/01/2014 to 12/31/2014	16.428951	16.556241	5,664.2452
01/01/2015 to 12/31/2015	16.556241	16.321178	5,182.3337
01/01/2016 to 12/31/2016	16.321178	16.203339	5,037.7859
01/01/2017 to 12/31/2017	16.203339	16.190624	5,235.5883
01/01/2018 to 12/31/2018	16.190624	16.022135	4,166.7876
01/01/2019 to 12/31/2019	16.022135	16.651955	17,128.4087
01/01/2020 to 12/31/2020	16.651955	17.177371	4,200.9116
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	28.455001	24.888709	27,027.6013
01/01/2012 to 12/31/2012	24.888709	28.797633	24,187.3110
01/01/2013 to 12/31/2013	28.797633	34.659755	21,303.0541
01/01/2014 to 12/31/2014	34.659755	30.146023	20,363.4147
01/01/2015 to 12/31/2015	30.146023	27.588871	20,721.2865
01/01/2016 to 12/31/2016	27.588871	28.939478	20,067.6630
01/01/2017 to 12/31/2017	28.939478	33.054200	17,744.1350
01/01/2018 to 12/31/2018	33.054200	27.351865	15,477.7599
01/01/2019 to 12/31/2019	27.351865	30.124117	15,517.1391
01/01/2020 to 12/31/2020	30.124117	29.140111	17,783.4909
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.335968	12.372403	20,560.2110
01/01/2012 to 12/31/2012	12.372403	14.374899	17,801.6352
01/01/2013 to 12/31/2013	14.374899	20.791791	15,149.9414
01/01/2014 to 12/31/2014	20.791791	24.499833	10,857.7490
01/01/2015 to 12/31/2015	24.499833	23.562447	9,404.0934
01/01/2016 to 12/31/2016	23.562447	23.338626	9,053.7277
01/01/2017 to 12/31/2017	23.338626	26.564995	7,829.0478
01/01/2018 to 12/31/2018	26.564995	23.827244	7,021.8281
01/01/2019 to 12/31/2019	23.827244	29.167601	7,009.5168
01/01/2020 to 12/31/2020	29.167601	33.689030	6,696.8483
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2011 to 12/31/2011	27.651399	27.769226	8,047.8052
01/01/2012 to 12/31/2012	27.769226	31.509952	7,236.0823
01/01/2013 to 12/31/2013	31.509952	40.092225	6,031.7549
01/01/2014 to 12/31/2014	40.092225	43.553099	1,985.1653
01/01/2015 to 12/31/2015	43.553099	43.308653	1,738.1388
01/01/2016 to 12/31/2016	43.308653	46.528333	1,542.9300
01/01/2017 to 12/31/2017	46.528333	54.443101	1,248.1907
01/01/2018 to 12/31/2018	54.443101	52.350771	1,134.2858
01/01/2019 to 12/31/2019	52.350771	66.540274	925.0078
01/01/2020 to 12/31/2020	66.540274	74.743371	547.5215
56

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Dividend Strategy Sub-Account (Class I)
05/02/2011 to 12/31/2011	9.417726	9.224842	5,890.1427
01/01/2012 to 12/31/2012	9.224842	10.310073	1,843.7612
01/01/2013 to 12/31/2013	10.310073	12.708514	1,761.7012
01/01/2014 to 12/31/2014	12.708514	14.131312	1,667.5268
01/01/2015 to 12/31/2015	14.131312	13.235688	0.0000
01/01/2016 to 12/31/2016	13.235688	14.895888	0.0000
01/01/2017 to 12/31/2017	14.895888	17.375679	0.0000
01/01/2018 to 12/31/2018	17.375679	16.177971	0.0000
01/01/2019 to 12/31/2019	16.177971	20.835839	0.0000
01/01/2020 to 12/31/2020	20.835839	21.955585	0.0000
ClearBridge Variable Dividend Strategy Sub-Account (Class I) (formerly Legg Mason ClearBridge Variable Dividend Strategy Sub-Account)
01/01/2011 to 04/29/2011	8.711872	9.447645	0.0000
ClearBridge Variable Large Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.585139	12.237834	2,951.7142
01/01/2012 to 12/31/2012	12.237834	14.413101	980.5909
01/01/2013 to 12/31/2013	14.413101	19.446890	179.5976
01/01/2014 to 12/31/2014	19.446890	21.696215	161.5202
01/01/2015 to 12/31/2015	21.696215	23.313941	142.8064
01/01/2016 to 12/31/2016	23.313941	24.505186	124.9061
01/01/2017 to 12/31/2017	24.505186	30.165467	108.7091
01/01/2018 to 12/31/2018	30.165467	29.524890	94.2811
01/01/2019 to 12/31/2019	29.524890	38.190661	79.9954
01/01/2020 to 12/31/2020	38.190661	48.865034	68.1719
ClearBridge Variable Large Cap Value Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.342031	13.705577	2,982.8721
01/01/2012 to 12/31/2012	13.705577	15.626330	4,080.2972
01/01/2013 to 12/31/2013	15.626330	20.244757	3,389.0442
01/01/2014 to 12/31/2014	20.244757	22.134071	3,337.0503
01/01/2015 to 12/31/2015	22.134071	21.041931	3,272.2012
01/01/2016 to 12/31/2016	21.041931	23.271845	4,210.5193
01/01/2017 to 12/31/2017	23.271845	26.157702	3,687.5144
01/01/2018 to 12/31/2018	26.157702	23.326439	3,551.6062
01/01/2019 to 12/31/2019	23.326439	29.424409	3,301.8937
01/01/2020 to 12/31/2020	29.424409	30.307916	3,073.2962
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.798208	13.692539	2,293.6052
01/01/2012 to 12/31/2012	13.692539	16.003117	2,248.0187
01/01/2013 to 12/31/2013	16.003117	23.032480	1,878.5711
01/01/2014 to 12/31/2014	23.032480	23.461836	1,837.1292
01/01/2015 to 12/31/2015	23.461836	21.957982	1,137.7506
01/01/2016 to 12/31/2016	21.957982	22.737992	1,164.1911
01/01/2017 to 12/31/2017	22.737992	27.656417	1,079.9893
01/01/2018 to 12/31/2018	27.656417	27.994638	1,778.6304
01/01/2019 to 12/31/2019	27.994638	34.762297	1,616.7379
01/01/2020 to 12/31/2020	34.762297	48.739937	1,503.1649
57

CONDENSED FINANCIAL INFORMATION (continued)
2.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2011 to 12/31/2011	17.775093	17.695798	3,258.0848
01/01/2012 to 12/31/2012	17.695798	20.491452	2,079.4702
01/01/2013 to 12/31/2013	20.491452	21.313075	1,165.2683
01/01/2014 to 12/31/2014	21.313075	20.619297	1,103.6114
01/01/2015 to 12/31/2015	20.619297	19.002175	1,087.8167
01/01/2016 to 12/31/2016	19.002175	21.500291	4,993.3649
01/01/2017 to 12/31/2017	21.500291	22.864907	4,615.8100
01/01/2018 to 12/31/2018	22.864907	21.498409	518.9408
01/01/2019 to 12/31/2019	21.498409	24.068053	442.5754
01/01/2020 to 12/31/2020	24.068053	25.278102	388.7780
58

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-03365, filed by the Separate Account with the SEC on March 26, 2021.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
59

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The financial statements of each of the Sub-Accounts of the Separate Account are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2020.
3. Statements of Operations for the year ended December 31, 2020.
4. Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019.
5. Notes to the Financial Statements.
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Consolidated Balance Sheets as of December 31, 2020 and 2019.
3. Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018.
5. Consolidated Statements of Equity for the years ended December 31, 2020, 2019 and 2018.
6. Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018.
7. Notes to the Consolidated Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
	(ii)	Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including form of revised proposed Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.
	(iii)	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.
2.	Not Applicable.
3.	(i)(a)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.
	(i) (b)	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.

(i) (c)	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(ii)	Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.
(iii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.
4.	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(ii)	Death Benefit Rider - Principal Protection. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(iii)	Death Benefit Rider - Compounded-Plus. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(iv)	Death Benefit Rider - (Annual Step-Up). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(v)	Additional Death Benefit Rider - (Earnings Preservation Benefit). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(vi)	Unisex Annuity Rates Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(vii)	Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.
(viii)	Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-1 (03/03). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.
(ix)	Individual Retirement Annuity Endorsement 8023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(x)	Roth Individual Retirement Annuity Endorsement 9024.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xi)	401(a)/403(a) Plan Endorsement 8025.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xii)	Tax Sheltered Annuity Endorsement 8026.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xiii)	Simple Individual Retirement Annuity Endorsement 8276 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xiv)	Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

(xv)	Guaranteed Minimum Accumulation Benefit Rider - Living Benefit (GMAB) MLIU-670-1 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.
(xvi)	Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB] 8028-4 11/05. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.
(xvii)	Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.
(xviii)	Form of Contract Schedule [Qualified, IRA, Non-Qualified, SIMPLE IRA, SEP, ROTH IRA] 8028-5 (6/06). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-125757 and 811-03365) filed electronically on October 23, 2006.
(xix)	Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.
(xx)	Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.
(xxi)	Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08) (GMIB Plus II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.
(xxii)	Form of Contract Schedule Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB (4/08) (GMIB Plus II). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (Files Nos. 333-156648 and 811-03365) filed electronically on January 9, 2009.
(xxiii)	Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.
(xxiv)	Form of Contract Schedule 8028-5 (6/06) (LWG I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.
(xxv)	Lifetime Guaranteed Withdrawal Benefit (LWG) Rider MLIU-690-4 (4/08) (LWG II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.
(xxvi)	Form of Contract Schedule Lifetime Guarantee Withdrawal Benefit Rider MLIU-ELGWB (4/08) (LWG II). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152385 and 811-03365) filed electronically on October 28, 2008.
(xxvii)	Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.
(xxviii)	Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III/EDB II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.
(xxix)	Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.
(xxx)	Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.
(xxxi)	Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.

(xxxii)	Non-qualified Annuity Endorsement MLIU-NQ (11/04) – I. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.
(xxxiii)	Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
5.	(i)	Form of Variable Annuity Application 8402 (4/05) APPVAUSAMPVA 506. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125757 and 811-03365) filed electronically on April 24, 2006.
(ii)	Form of Variable Annuity Application 8402 (10/07) APPMP April 2008. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-125757 and 811-03365) filed electronically on April 15, 2008.
(iii)	Form of Variable Annuity Application 8402 (10/07) APPMP May 2011. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File Nos. 333-125757 and 811-03365) filed electronically on April 21, 2011.
6.	(i)	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.
(ii)	Copy of the Bylaws of the Company. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.
(iii)	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective December 6, 2016). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
7.	(i)	Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.
(ii)	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.
8.	(i) (a)	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC., MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 11-01-05). Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.
(i)(b)	First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(i)(c)	Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(i)(d)	Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.

(ii)(a)	Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07). Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.
(ii)(b)	Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(iii)(a)	Fund Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 10-01-99). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (Files Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(iii)(b)	Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.
(iii)(c)	Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.
(iii)(d)	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(iii)(e)	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(iii)(f)	Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(iv)(a)	Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective 05-02-05). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (Files Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(iv)(b)	Amendment No. 5 to the Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 10-05-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.
(iv)(c)	Participation Agreement Addendum Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 05-01-11). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.

(iv)(d)	Amendment to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 01-15-13). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 3, 2013.
(iv)(e)	Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.
(iv)(f)	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(iv)(g)	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(v)(a)	Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut (effective 01-01-09). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (Files Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(v)(b)	Amendment to Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.
(v)(c)	Amendment to Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.
(v)(d)	Amendment to Participation Agreement among Brighthouse Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed electronically on April 3, 2020.
(vi)	Participation Agreement Among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(vii)	Participation Agreement Among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
9.	Opinion of Counsel. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)
11.	Not Applicable.
12.	Not Applicable.

13.	Powers of Attorney for Eric Steigerwalt, Myles Lambert, Conor Murphy, Jonathan Rosenthal, Edward A. Spehar and Lynn A. Dumais (Filed herewith.)
ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

Andrew DeRosa 334 Madison Avenue Morristown, NJ 07960	Vice President

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer, Jr. 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Company”) under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)

		(i.)	1075 Peachtree LLC (DE)
	f.		Brighthouse Assignment Company (CT)
	g.		ML 1065 Hotel, LLC (DE)
	h.		TIC European Real Estate LP, LLC (DE)
	i.		Euro TL Investments LLC (DE)
	j.		TLA Holdings LLC (DE)
		(i.)	The Prospect Company (DE)
	k.		Euro TI Investments LLC (DE)
	l.		TLA Holdings II LLC (DE)
3.	Brighthouse Securities, LLC (DE)
4.	Brighthouse Services, LLC (DE)
5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2021, there were 335,836 owners of qualified contracts and 138,537 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).
ITEM 28.	INDEMNIFICATION
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I

Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer
Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$651,736,999	$0	$0	$0
Item 30.	Location of Accounts and Records
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Not Applicable.
ITEM 32.	UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Brighthouse Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 6th day of April, 2021.
BRIGHTHOUSE SEPARATE ACCOUNT A (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 7, 2021.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director and Vice President
/s/ Conor Murphy* Conor Murphy	Director and Vice President
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 7, 2021
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney